Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 8.6%
AGL Energy Ltd.	17,308	$72,264
Alumina Ltd.	67,569	102,498
Ampol Ltd.	3,023	61,033
APA Group	17,888	112,675
ASX Ltd.	2,103	123,047
Aurizon Holdings Ltd.	39,175	107,250
AusNet Services Ltd.	85,873	156,317
Australia & New Zealand Banking Group Ltd.	42,348	861,111
Bell Financial Group Ltd.(a)	86,447	106,781
BHP Group Ltd.(a)	37,685	1,023,811
BHP Group PLC	34,335	874,154
Brambles Ltd.	17,031	132,496
Charter Hall Group	7,453	92,330
Coles Group Ltd.	18,221	223,621
Commonwealth Bank of Australia	20,732	1,562,422
Computershare Ltd.	11,494	151,275
CSL Ltd.	1,297	274,883
Dexus	19,437	151,635
Evolution Mining Ltd.	28,253	71,226
Fortescue Metals Group Ltd.	136,124	1,471,005
Goodman Group	13,047	204,323
Growthpoint Properties Australia Ltd.(a)	28,541	85,147
Harvey Norman Holdings Ltd.	38,903	141,351
JB Hi-Fi Ltd.	3,857	126,824
Macquarie Group Ltd.	2,949	387,698
Magellan Financial Group Ltd.	1,911	48,825
Medibank Pvt Ltd.	48,316	125,295
Mineral Resources Ltd.	4,838	156,599
Mirvac Group	57,193	123,527
National Australia Bank Ltd.	46,948	943,796
Newcrest Mining Ltd.	4,523	73,969
Origin Energy Ltd.	36,428	124,464
Perpetual Ltd.	2,572	71,027
Platinum Asset Management Ltd.	20,488	52,390
QBE Insurance Group Ltd.	17,354	146,166
Rio Tinto Ltd.	9,051	654,976
Santos Ltd.	23,605	122,256
Sonic Healthcare Ltd.	5,019	147,412
Spark Infrastructure Group	59,606	121,419
Stockland	43,937	142,186
Suncorp Group Ltd.	19,009	172,463
Telstra Corp., Ltd.	187,183	531,382
Transurban Group	25,368	259,476
Washington H Soul Pattinson & Co., Ltd.(a)	3,319	93,550
Wesfarmers Ltd.	16,458	662,781
Woodside Petroleum Ltd.	15,462	266,715
Woolworths Group Ltd.	9,412	267,531
Worley Ltd.	6,299	45,091

Total Australia		14,030,473

Austria - 0.6%
CA Immobilien Anlagen AG	1,476	62,437
EVN AG	939	24,975
Oesterreichische Post AG(a)	2,643	112,110
OMV AG	8,921	539,489
Telekom Austria AG*	11,562	99,962
Verbund AG	542	55,089
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,233	93,298

Total Austria		987,360

Belgium - 0.7%
Aedifica S.A.	445	55,596
Befimmo S.A.	2,481	99,631
Cofinimmo S.A.	490	74,393
Etablissements Franz Colruyt N.V.(a)	1,210	61,703
Euronav N.V.	9,140	86,882
Proximus SADP	9,832	195,307
Solvay S.A.	1,673	208,725
Telenet Group Holding N.V.	2,589	98,897
UCB S.A.	882	98,948
Warehouses De Pauw CVA	2,553	103,558

Total Belgium		1,083,640

China - 1.8%
BOC Hong Kong Holdings Ltd.	178,500	538,849
China Everbright Environment Group Ltd.	194,666	147,038
China Jinmao Holdings Group Ltd.	148,000	53,233
China Overseas Land & Investment Ltd.	138,500	315,620
China Power International Development Ltd.	375,000	198,949
China Resources Power Holdings Co., Ltd.	100,000	288,388
CITIC Telecom International Holdings Ltd.	329,000	111,996
CPMC Holdings Ltd.	138,000	72,504
CSPC Pharmaceutical Group Ltd.	78,320	93,968
Far East Horizon Ltd.(a)	49,000	49,726
Fosun International Ltd.	39,000	47,443
Guangdong Investment Ltd.	84,000	109,631
Lenovo Group Ltd.	278,000	298,904
Shanghai Industrial Holdings Ltd.(a)	50,000	75,020
Shenzhen Investment Ltd.	86,000	21,653
Shougang Fushan Resources Group Ltd.	342,000	104,120
Sinotruk Hong Kong Ltd.	29,000	43,213
Sun Art Retail Group Ltd.(a)	5,000	2,312
Wilmar International Ltd.	59,400	184,203
Yuexiu Property Co., Ltd.	91,200	85,757

Total China		2,842,527

Denmark - 1.7%
AP Moller - Maersk A/S, Class B	58	157,156
Carlsberg A/S, Class B	690	112,865
Coloplast A/S, Class B	1,414	221,816
H. Lundbeck A/S	1,930	52,476
Novo Nordisk A/S, Class B	14,548	1,408,975
Novozymes A/S, Class B	1,361	93,334
Orsted A/S(b)	1,348	178,330
Royal Unibrew A/S	748	90,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2021

Investments	Shares	Value
Scandinavian Tobacco Group A/S, Class A(b)	6,297	$124,544
Topdanmark A/S	896	46,363
Tryg A/S	5,694	129,480
Vestas Wind Systems A/S	3,040	122,006

Total Denmark		2,737,579

Finland - 1.7%
Alma Media Oyj	7,578	87,562
Elisa Oyj	2,586	160,761
Fiskars Oyj Abp	3,538	78,481
Fortum Oyj	15,644	476,654
Huhtamaki Oyj(a)	1,448	65,448
Kemira Oyj	1,554	23,989
Kesko Oyj, Class B	5,523	191,002
Kojamo Oyj	2,287	47,471
Kone Oyj, Class B	4,154	292,612
Metsa Board Oyj	7,306	68,543
Neles Oyj	6,765	92,908
Neste Oyj	5,672	321,907
Nokian Renkaat Oyj	1,223	43,953
Orion Oyj, Class B	1,756	69,703
Sampo Oyj, Class A	6,320	314,297
UPM-Kymmene Oyj	7,403	263,483
Uponor Oyj	2,782	69,256
Valmet Oyj	2,583	93,818
YIT Oyj	13,268	70,273

Total Finland		2,832,121

France - 7.1%
Air Liquide S.A.	3,851	618,499
ALD S.A.(b)	7,862	107,518
Arkema S.A.	725	96,207
AXA S.A.	34,834	972,332
Bollore S.A.	15,935	92,432
Capgemini SE	875	182,687
Carrefour S.A.	4,620	83,233
Cie Generale des Etablissements Michelin SCA	980	150,830
Covivio	2,306	194,614
Danone S.A.	8,039	550,157
Dassault Systemes SE	2,032	107,070
Edenred	1,698	91,763
Gaztransport Et Technigaz S.A.	481	36,095
Gecina S.A.	1,072	144,801
Hermes International	258	357,764
Iliad S.A.	417	87,957
Imerys S.A.	2,533	110,027
Kering S.A.	514	366,951
L’Oreal S.A.	3,068	1,268,837
La Francaise des Jeux SAEM(b)	1,514	78,064
Legrand S.A.	1,637	175,984
LVMH Moet Hennessy Louis Vuitton SE	1,600	1,149,864
Nexity S.A.	2,385	113,881
Orange S.A.	38,626	418,648
Pernod Ricard S.A.	1,509	333,507
Publicis Groupe S.A.	2,566	173,257
Rubis SCA	2,007	69,525
Sanofi	19,722	1,898,944
Schneider Electric SE	5,392	899,240
Societe BIC S.A.	1,427	84,180
Suez S.A.	5,560	126,845
Teleperformance	236	93,022
Veolia Environnement S.A.	5,240	160,689
Vivendi SE(a)	7,754	97,998
Wendel SE	563	78,233

Total France		11,571,655

Germany - 10.4%
Allianz SE, Registered Shares	6,691	1,510,893
alstria office REIT AG	6,349	115,597
BASF SE	16,460	1,256,175
Bayer AG, Registered Shares	17,957	978,234
Bayerische Motoren Werke AG	7,191	689,723
Beiersdorf AG	716	77,554
Brenntag SE	1,646	153,717
Continental AG*	1,820	199,939
Covestro AG(b)	2,113	145,315
Daimler AG, Registered Shares	6,258	556,428
Deutsche Boerse AG	1,006	163,809
Deutsche Post AG, Registered Shares	14,974	945,452
Deutsche Telekom AG, Registered Shares	56,652	1,142,166
Deutsche Wohnen SE, Bearer Shares	3,599	220,733
DIC Asset AG	5,008	88,569
Duerr AG	1,759	75,876
E.ON SE	53,829	659,286
Evonik Industries AG	6,298	199,046
Fresenius Medical Care AG & Co. KGaA	2,404	169,563
Fresenius SE & Co. KGaA	4,628	222,778
Fuchs Petrolub SE	971	35,538
Hannover Rueck SE	1,338	234,695
Hapag-Lloyd AG(b)	1,094	239,505
Henkel AG & Co. KGaA	1,384	119,577
Infineon Technologies AG	4,799	197,583
Knorr-Bremse AG	1,228	131,844
LANXESS AG	988	67,077
LEG Immobilien SE	899	127,320
Merck KGaA	647	140,708
METRO AG	10,706	139,463
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	1,897	520,831
Rational AG	78	73,638
Rheinmetall AG	801	78,703
RWE AG	3,615	127,992
SAP SE	8,246	1,116,987
Siemens AG, Registered Shares	8,727	1,435,401
Siemens Healthineers AG(b)	6,144	400,035
Software AG	1,874	87,570
Symrise AG	846	111,431
TAG Immobilien AG	2,076	60,919
Talanx AG	4,047	172,977
Telefonica Deutschland Holding AG	62,296	177,463
Traton SE	8,960	230,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2021

Investments	Shares	Value
Uniper SE	4,179	$174,599
Vitesco Technologies Group AG, Class A*	364	21,515
Volkswagen AG	2,853	886,138
Vonovia SE	5,937	357,108

Total Germany		17,037,999

Hong Kong - 3.3%
AIA Group Ltd.	79,400	917,450
Bank of East Asia Ltd. (The)	32,949	53,161
CLP Holdings Ltd.	42,000	404,642
Guotai Junan International Holdings Ltd.	350,000	55,751
Hang Lung Group Ltd.	29,000	67,726
Hang Lung Properties Ltd.	49,000	111,789
Hang Seng Bank Ltd.	25,300	434,198
Henderson Land Development Co., Ltd.	85,000	325,930
Hong Kong & China Gas Co., Ltd.	148,816	225,576
Hong Kong Exchanges & Clearing Ltd.	9,059	558,343
Hysan Development Co., Ltd.	21,000	68,385
Link REIT	25,300	216,937
MTR Corp., Ltd.	47,143	254,347
New World Development Co., Ltd.	36,252	148,321
PCCW Ltd.	222,239	114,193
Power Assets Holdings Ltd.	58,000	341,236
Sino Land Co., Ltd.	114,000	153,471
Sun Hung Kai & Co., Ltd.	216,000	111,265
Sun Hung Kai Properties Ltd.	37,500	469,193
Swire Properties Ltd.	66,000	165,495
Techtronic Industries Co., Ltd.	11,500	229,124

Total Hong Kong		5,426,533

Ireland - 0.4%
CRH PLC	6,554	308,084
Kerry Group PLC, Class A	419	56,330
Smurfit Kappa Group PLC	3,819	200,853

Total Ireland		565,267

Israel - 0.5%
Azrieli Group Ltd.	1,302	117,562
Bank Hapoalim BM	22,146	195,639
Bank Leumi Le-Israel BM	20,881	177,927
Electra Consumer Products 1970 Ltd.	2,665	130,022
ICL Group Ltd.	21,789	160,067

Total Israel		781,217

Italy - 2.4%
A2A SpA	82,723	170,220
ACEA SpA	3,466	74,072
Anima Holding SpA(b)	16,447	78,818
Ascopiave SpA	16,191	65,207
Assicurazioni Generali SpA	14,615	311,491
Azimut Holding SpA	3,942	108,549
Davide Campari-Milano N.V.	6,090	85,967
Enav SpA*(b)	17,698	83,029
Enel SpA	119,343	919,917
ERG SpA	2,577	76,756
Ferrari N.V.	534	111,986
Hera SpA	20,056	82,190
Iren SpA	21,483	63,838
Italgas SpA	19,245	123,564
Mediobanca Banca di Credito Finanziario SpA*	21,500	260,138
Poste Italiane SpA(b)	22,883	316,387
RAI Way SpA(b)	13,109	79,306
Recordati Industria Chimica e Farmaceutica SpA	1,869	108,910
Snam SpA	45,567	253,276
Telecom Italia SpA	313,620	123,362
Terna - Rete Elettrica Nazionale	19,360	137,675
UnipolSai Assicurazioni SpA(a)	88,131	248,403

Total Italy		3,883,061

Japan - 24.8%
ABC-Mart, Inc.	1,700	96,446
Advantest Corp.	1,200	107,874
Aeon Co., Ltd.	4,500	118,575
AGC, Inc.	3,000	155,411
Aica Kogyo Co., Ltd.	2,400	82,492
Air Water, Inc.	3,400	54,638
Aisin Corp.	2,700	98,490
Ajinomoto Co., Inc.	4,500	133,336
Alfresa Holdings Corp.	3,500	52,574
Amada Co., Ltd.	5,800	60,508
Amano Corp.	2,900	74,752
ARTERIA Networks Corp.	6,800	100,621
Asahi Group Holdings Ltd.	5,100	247,789
Asahi Kasei Corp.	13,200	141,553
Astellas Pharma, Inc.	15,100	249,355
Azbil Corp.	1,400	60,354
Bandai Namco Holdings, Inc.	1,100	82,814
Bridgestone Corp.	7,200	342,399
Brother Industries Ltd.	3,900	86,232
Canon Marketing Japan, Inc.	2,400	56,013
Canon, Inc.(a)	23,200	569,837
Central Japan Railway Co.	700	112,144
Chiba Bank Ltd. (The)	14,900	97,352
Chubu Electric Power Co., Inc.	8,200	97,121
Chugai Pharmaceutical Co., Ltd.	9,200	338,316
Chugoku Electric Power Co., Inc. (The)	5,800	52,971
COMSYS Holdings Corp.	1,900	50,218
Concordia Financial Group Ltd.	19,600	77,645
Dai Nippon Printing Co., Ltd.	4,400	106,830
Dai-Dan Co., Ltd.	4,700	111,755
Dai-ichi Life Holdings, Inc.	13,400	297,004
Daicel Corp.	8,600	67,289
Daifuku Co., Ltd.	600	56,572
Daiichi Sankyo Co., Ltd.	8,700	232,325
Daiichikosho Co., Ltd.	800	29,756
Daikin Industries Ltd.	1,000	219,225
Daito Trust Construction Co., Ltd.	1,200	140,246
Daiwa House Industry Co., Ltd.	5,800	194,364
Daiwa Securities Group, Inc.	16,300	95,528
Denka Co., Ltd.	2,000	70,446
Denso Corp.	6,500	427,896
Dentsu Group, Inc.	2,700	104,177
Disco Corp.	300	84,293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2021

Investments	Shares	Value
Dowa Holdings Co., Ltd.	2,300	$91,114
East Japan Railway Co.	2,200	154,626
Eisai Co., Ltd.	2,400	180,600
ENEOS Holdings, Inc.	47,700	194,904
FANUC Corp.	600	132,099
Fast Retailing Co., Ltd.	200	147,847
FUJIFILM Holdings Corp.	2,600	224,615
Fujitsu Ltd.	1,700	309,451
Fukuoka Financial Group, Inc.	5,400	97,328
GMO Financial Holdings, Inc.(a)	8,900	68,121
H.U. Group Holdings, Inc.	2,100	57,123
Hakuhodo DY Holdings, Inc.	6,000	104,002
Hankyu Hanshin Holdings, Inc.	2,800	88,586
Haseko Corp.	9,400	126,457
Hazama Ando Corp.	10,500	75,568
Heiwa Corp.(a)	4,600	86,414
Hikari Tsushin, Inc.	400	67,721
Hirose Electric Co., Ltd.	500	83,486
Hisamitsu Pharmaceutical Co., Inc.	1,000	38,046
Hitachi Ltd.	7,200	428,483
Honda Motor Co., Ltd.	15,300	473,775
Hoshizaki Corp.	500	45,620
Hoya Corp.	900	140,959
Hulic Co., Ltd.	7,000	78,297
Idemitsu Kosan Co., Ltd.	4,500	118,817
Inpex Corp.	23,100	181,363
Isuzu Motors Ltd.	8,500	112,216
ITOCHU Corp.	21,400	628,526
Itochu Enex Co., Ltd.	7,500	67,690
Itochu Techno-Solutions Corp.	3,200	104,396
Iyo Bank Ltd. (The)	10,700	55,238
JAC Recruitment Co., Ltd.	4,100	80,659
Japan Exchange Group, Inc.	4,100	101,972
Japan Post Insurance Co., Ltd.	7,800	142,403
Japan Tobacco, Inc.	38,000	745,866
JSR Corp.	3,000	109,030
JTEKT Corp.	7,100	62,234
Kajima Corp.	6,500	84,006
Kaken Pharmaceutical Co., Ltd.	2,000	82,366
Kanematsu Corp.	5,900	73,555
Kansai Electric Power Co., Inc. (The)	14,400	140,096
Kansai Paint Co., Ltd.	1,900	47,340
Kao Corp.	3,700	220,690
KDDI Corp.	38,200	1,263,690
Keyence Corp.	330	198,163
Kikkoman Corp.	800	65,176
Kintetsu Group Holdings Co., Ltd.*	1,200	40,600
Kirin Holdings Co., Ltd.	7,700	143,200
Koito Manufacturing Co., Ltd.	1,100	66,449
Komatsu Ltd.	6,600	159,417
Kose Corp.	400	47,968
Kubota Corp.	6,200	132,752
Kuraray Co., Ltd.	6,000	57,970
KYORIN Holdings, Inc.	5,900	94,178
Kyowa Kirin Co., Ltd.	3,500	126,260
Kyudenko Corp.	2,600	86,453
Lawson, Inc.	2,000	98,230
Lixil Corp.	4,100	119,610
Mabuchi Motor Co., Ltd.	1,800	62,595
Maeda Road Construction Co., Ltd.*	3,200	58,786
Makita Corp.	1,000	55,120
Marubeni Corp.	23,600	197,388
Maruichi Steel Tube Ltd.	1,300	30,247
Matsui Securities Co., Ltd.	800	5,836
Matsumotokiyoshi Holdings Co., Ltd.(a)	1,400	63,365
Mebuki Financial Group, Inc.	33,100	72,979
Medipal Holdings Corp.	2,700	51,036
MEIJI Holdings Co., Ltd.	1,600	103,392
Meitec Corp.	1,800	99,861
MINEBEA MITSUMI, Inc.	3,100	79,573
Mitsubishi Chemical Holdings Corp.	23,800	218,322
Mitsubishi Corp.	22,900	725,740
Mitsubishi Electric Corp.	12,600	175,830
Mitsubishi Estate Co., Ltd.	8,300	132,450
Mitsubishi Gas Chemical Co., Inc.	3,200	63,527
Mitsubishi HC Capital, Inc.	23,700	124,899
Mitsubishi Heavy Industries Ltd.	3,400	92,150
Mitsubishi UFJ Financial Group, Inc.	222,600	1,312,557
Mitsui Chemicals, Inc.	3,000	101,232
Mitsui Fudosan Co., Ltd.	6,700	160,181
Mizuho Financial Group, Inc.	35,150	499,173
MS&AD Insurance Group Holdings, Inc.	12,500	420,793
Murata Manufacturing Co., Ltd.	3,900	348,142
Nabtesco Corp.	1,400	53,327
Nagase & Co., Ltd.	5,800	98,352
NEC Corp.	2,100	114,246
NGK Insulators Ltd.	3,400	57,990
NGK Spark Plug Co., Ltd.	3,600	56,529
NH Foods Ltd.	1,100	41,703
Nichias Corp.	3,300	80,980
Nichirei Corp.	2,200	57,694
Nidec Corp.	900	100,184
Nifco, Inc.	2,400	74,963
Nintendo Co., Ltd.	1,200	584,109
Nippo Corp.	2,100	75,568
Nippon Electric Glass Co., Ltd.	3,000	71,387
Nippon Express Co., Ltd.	1,500	103,787
Nippon Kayaku Co., Ltd.	5,000	55,478
Nippon Paint Holdings Co., Ltd.	3,500	38,176
Nippon Telegraph & Telephone Corp.	43,200	1,194,461
Nissan Chemical Corp.	1,400	82,061
Nisshin Seifun Group, Inc.	3,200	53,374
Nissin Foods Holdings Co., Ltd.	1,100	88,335
Nitori Holdings Co., Ltd.	500	99,081
Nitto Denko Corp.	2,100	150,195
NOF Corp.	1,600	90,630
Nomura Holdings, Inc.	37,000	183,582
Nomura Real Estate Holdings, Inc.	4,000	104,611
Nomura Research Institute Ltd.	3,800	140,999
NSK Ltd.	4,000	27,282
NTT Data Corp.	7,700	149,411
Obayashi Corp.	6,600	54,953
Obic Co., Ltd.	600	114,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2021

Investments	Shares	Value
Oji Holdings Corp.	15,900	$80,515
Okinawa Cellular Telephone Co.	2,200	107,461
Olympus Corp.	2,000	44,033
Omron Corp.	1,000	99,485
Ono Pharmaceutical Co., Ltd.	3,900	89,238
Open House Co., Ltd.	2,100	124,598
Oracle Corp.	800	70,410
Oriental Land Co., Ltd.	300	48,747
Osaka Gas Co., Ltd.	4,900	89,985
Otsuka Corp.	2,200	113,179
Otsuka Holdings Co., Ltd.	5,600	240,262
Pan Pacific International Holdings Corp.	3,200	66,481
Panasonic Corp.	20,100	250,406
Penta-Ocean Construction Co., Ltd.	10,100	69,068
Pola Orbis Holdings, Inc.	3,400	78,559
Recruit Holdings Co., Ltd.	3,200	195,944
Resona Holdings, Inc.	35,600	143,198
Rohm Co., Ltd.	900	85,826
Sanki Engineering Co., Ltd.	10,300	136,903
Sankyo Co., Ltd.	3,700	92,322
Santen Pharmaceutical Co., Ltd.	3,400	48,025
Sanwa Holdings Corp.	5,000	65,248
Sawai Group Holdings Co., Ltd.	1,600	74,569
SBI Holdings, Inc.	3,300	81,661
SCSK Corp.	4,200	89,063
Secom Co., Ltd.	900	65,361
Sega Sammy Holdings, Inc.	5,000	71,387
Seiko Epson Corp.(a)	7,700	155,898
Seino Holdings Co., Ltd.	4,800	58,465
Sekisui Chemical Co., Ltd.	6,400	110,534
Sekisui House Ltd.	8,800	185,464
Seven & I Holdings Co., Ltd.	7,800	355,483
Seven Bank Ltd.	35,300	78,778
SG Holdings Co., Ltd.	2,800	79,803
Shimadzu Corp.	1,600	70,482
Shimano, Inc.	400	117,948
Shimizu Corp.	9,000	67,999
Shin-Etsu Chemical Co., Ltd.	1,700	287,968
Shionogi & Co., Ltd.	2,300	157,779
Shiseido Co., Ltd.	1,100	74,306
Shizuoka Bank Ltd. (The)	9,200	75,942
SKY Perfect JSAT Holdings, Inc.	15,400	59,212
SMC Corp.	100	62,810
SoftBank Corp.	128,900	1,749,667
SoftBank Group Corp.	3,400	197,464
Sojitz Corp.	6,880	113,459
Sompo Holdings, Inc.	4,300	188,109
Sony Group Corp.	2,100	234,421
Subaru Corp.	6,300	117,361
Sugi Holdings Co., Ltd.	1,100	80,350
Sumitomo Chemical Co., Ltd.	24,900	130,553
Sumitomo Corp.	18,800	266,477
Sumitomo Dainippon Pharma Co., Ltd.	4,100	73,420
Sumitomo Electric Industries Ltd.	6,200	83,130
Sumitomo Metal Mining Co., Ltd.	1,800	65,579
Sumitomo Mitsui Financial Group, Inc.(a)	23,000	813,014
Sumitomo Mitsui Trust Holdings, Inc.	4,700	162,473
Sumitomo Realty & Development Co., Ltd.	2,100	76,923
Sundrug Co., Ltd.	1,600	48,900
Suntory Beverage & Food Ltd.	2,500	103,966
Suzuken Co., Ltd.	1,400	41,156
Suzuki Motor Corp.	2,500	111,920
Sysmex Corp.	1,000	124,849
T&D Holdings, Inc.	9,500	131,889
Taikisha Ltd.	2,500	75,398
Taisei Corp.	2,000	64,531
Takeda Pharmaceutical Co., Ltd.	21,100	699,520
TDK Corp.	2,100	76,133
Teijin Ltd.	5,000	71,432
Terumo Corp.	2,100	99,471
TIS, Inc.	4,000	109,523
Toda Corp.	12,800	90,285
Tohoku Electric Power Co., Inc.(a)	10,100	74,409
Tokai Carbon Co., Ltd.(a)	6,200	80,073
Tokio Marine Holdings, Inc.	7,400	399,331
Tokyo Century Corp.	1,100	62,406
Tokyo Electron Ltd.	1,500	667,757
Tokyo Gas Co., Ltd.	3,400	63,353
Tokyu Corp.	4,900	73,165
Toray Industries, Inc.	14,200	91,150
Tosoh Corp.	4,900	89,326
TOTO Ltd.	1,300	62,102
Toyo Suisan Kaisha Ltd.	1,700	75,496
Toyota Motor Corp.	86,370	1,548,196
Toyota Tsusho Corp.	4,300	183,253
Trend Micro, Inc.	1,700	94,770
Tsumura & Co.	2,500	80,215
Tsuruha Holdings, Inc.	500	61,663
Ube Industries Ltd.(a)	4,600	90,619
Unicharm Corp.	2,100	93,147
USS Co., Ltd.	4,900	84,013
Yakult Honsha Co., Ltd.	1,200	60,874
Yamaguchi Financial Group, Inc.	10,100	60,288
Yamaha Corp.	1,100	69,505
Yamaha Motor Co., Ltd.	4,300	120,242
Yamato Holdings Co., Ltd.	2,700	68,483
Yaskawa Electric Corp.	1,300	62,917
Yokohama Rubber Co., Ltd. (The)	5,800	104,746
Z Holdings Corp.	28,600	183,968

Total Japan		40,470,542

Netherlands - 2.3%
Akzo Nobel N.V.	1,705	186,496
ASM International N.V.	616	241,446
ASML Holding N.V.	1,326	992,598
ASR Nederland N.V.	3,740	171,298
Euronext N.V.(b)	720	81,525
EXOR N.V.	686	57,974
ForFarmers N.V.	14,407	72,215
Koninklijke Ahold Delhaize N.V.	15,839	527,477
Koninklijke DSM N.V.	1,027	205,614

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2021

Investments	Shares	Value
Koninklijke KPN N.V.	53,506	$168,359
Koninklijke Vopak N.V.	1,222	48,152
NN Group N.V.	6,250	327,911
SBM Offshore N.V.	2,945	52,562
TKH Group N.V., CVA	1,929	108,114
Universal Music Group N.V.*(a)	7,754	207,723
Van Lanschot Kempen N.V.*	3,620	111,807
Wolters Kluwer N.V.	2,159	229,149

Total Netherlands		3,790,420

Norway - 1.8%
AF Gruppen ASA	4,868	102,945
Aker ASA, Class A	946	74,993
Equinor ASA	59,313	1,512,849
Gjensidige Forsikring ASA	7,261	161,203
Norske Skog ASA(b)	24,814	105,462
Orkla ASA	14,770	135,733
Sparebank 1 Oestlandet	8,205	121,817
SpareBank 1 SMN	11,803	175,505
Telenor ASA	20,064	338,566
TGS ASA	5,996	63,743
Yara International ASA	3,614	179,805

Total Norway		2,972,621

Portugal - 0.2%
EDP - Energias de Portugal S.A.	38,653	203,154
Jeronimo Martins, SGPS, S.A.	3,859	76,970
REN - Redes Energeticas Nacionais, SGPS, S.A.	23,076	68,197

Total Portugal		348,321

Singapore - 2.1%
Capitaland Investment Ltd.*	70,800	177,313
City Developments Ltd.	8,000	40,719
DBS Group Holdings Ltd.	35,163	785,314
Genting Singapore Ltd.	273,700	145,156
Jardine Cycle & Carriage Ltd.	11,100	158,455
Keppel Corp., Ltd.	15,200	58,444
Keppel Infrastructure Trust	301,500	121,035
Manulife US Real Estate Investment Trust	127,400	89,180
NetLink NBN Trust	132,900	97,404
Oversea-Chinese Banking Corp., Ltd.	56,101	475,222
Sheng Siong Group Ltd.	70,300	76,638
Singapore Exchange Ltd.	15,200	111,738
Singapore Technologies Engineering Ltd.	29,600	83,070
Singapore Telecommunications Ltd.	254,000	460,254
StarHub Ltd.	68,800	61,827
United Overseas Bank Ltd.	24,728	470,845
Venture Corp., Ltd.	4,900	64,859

Total Singapore		3,477,473

Spain - 2.5%
ACS Actividades de Construccion y Servicios S.A.	7,528	204,591
Cia de Distribucion Integral Logista Holdings S.A.	3,959	83,553
Cie Automotive S.A.	3,488	88,044
ContourGlobal PLC(b)	26,781	68,176
Ebro Foods S.A.(a)	2,951	56,294
EDP Renovaveis S.A.	2,941	73,010
Enagas S.A.(a)	5,536	123,218
Endesa S.A.	15,617	315,290
Faes Farma S.A.	18,088	70,855
Ferrovial S.A.	5,923	173,190
Fomento de Construcciones y Contratas S.A.	6,978	84,753
Grifols S.A.	2,905	70,971
Grupo Catalana Occidente S.A.	2,158	78,782
Iberdrola S.A.	95,606	962,210
Industria de Diseno Textil S.A.	16,928	624,267
Inmobiliaria Colonial Socimi S.A.	6,419	62,341
Naturgy Energy Group S.A.(a)	20,411	514,504
Prosegur Cash S.A.(b)	86,781	70,000
Red Electrica Corp. S.A.	9,720	194,997
Viscofan S.A.	902	59,116
Zardoya Otis S.A.	10,984	89,364

Total Spain		4,067,526

Sweden - 2.1%
Assa Abloy AB, Class B	5,727	167,387
Atlas Copco AB, Class A	4,484	272,775
Atlas Copco AB, Class B	4,232	216,956
Axfood AB(a)	4,978	119,321
Boliden AB	2,694	86,931
Castellum AB(a)	5,244	128,574
Epiroc AB, Class A	8,794	182,946
EQT AB	3,324	139,061
Essity AB, Class B	6,770	210,485
Evolution AB(b)	856	130,584
Fabege AB(a)	4,232	64,095
Hufvudstaden AB, Class A	4,101	61,455
ICA Gruppen AB	1,789	82,226
Intrum AB	3,799	103,610
Investment AB Latour, Class B	3,383	105,335
Lundin Energy AB(a)	6,238	233,019
Skanska AB, Class B	3,225	81,357
SKF AB, Class B	2,993	71,023
Swedish Match AB	20,815	182,393
Tele2 AB, Class B	16,087	238,771
Telefonaktiebolaget LM Ericsson, Class B(a)	19,069	216,006
Telia Co. AB	67,895	280,356

Total Sweden		3,374,666

Switzerland - 11.9%
ABB Ltd., Registered Shares	18,171	611,446
Adecco Group AG, Registered Shares	2,919	147,131
Allreal Holding AG, Registered Shares	389	77,145
Baloise Holding AG, Registered Shares	579	88,323
Banque Cantonale Vaudoise, Registered Shares	1,432	109,144
BKW AG	560	60,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2021

Investments	Shares	Value
Bucher Industries AG, Registered Shares	194	$92,752
Cembra Money Bank AG	746	50,301
Cie Financiere Richemont S.A., Registered Shares	2,575	268,914
Coca-Cola HBC AG*	3,602	116,514
Credit Suisse Group AG, Registered Shares	10,874	108,338
DKSH Holding AG	1,332	104,592
EMS-Chemie Holding AG, Registered Shares	192	181,946
Galenica AG(b)	1,432	101,162
Geberit AG, Registered Shares	235	173,570
Givaudan S.A., Registered Shares	45	205,596
Holcim Ltd., Registered Shares*	7,820	378,405
Julius Baer Group Ltd.	1,457	97,336
Kardex Holding AG, Registered Shares	369	104,626
Kuehne + Nagel International AG, Registered Shares	1,181	404,364
Logitech International S.A., Registered Shares(a)	1,140	101,749
Lonza Group AG, Registered Shares	185	139,139
Mobilezone Holding AG, Registered Shares	9,087	126,050
Nestle S.A., Registered Shares	29,945	3,617,732
Novartis AG, Registered Shares	40,889	3,367,639
OC Oerlikon Corp. AG, Registered Shares	9,550	104,831
Partners Group Holding AG	330	518,781
PSP Swiss Property AG, Registered Shares	633	76,406
Roche Holding AG	8,493	3,113,235
Roche Holding AG, Bearer Shares	1,899	782,522
Schindler Holding AG, Participation Certificate	318	85,632
Schindler Holding AG, Registered Shares	234	60,554
SFS Group AG	733	99,949
SGS S.A., Registered Shares	96	280,534
SIG Combibloc Group AG*	4,133	110,408
Sika AG, Registered Shares	561	178,490
Stadler Rail AG(a)	1,687	70,493
STMicroelectronics N.V.	2,124	92,963
Sulzer AG, Registered Shares	1,222	116,849
Swatch Group AG (The), Registered Shares	2,174	112,330
Swiss Life Holding AG, Registered Shares	511	259,376
Swiss Prime Site AG, Registered Shares	1,372	134,428
Swisscom AG, Registered Shares	900	518,476
UBS Group AG, Registered Shares	32,256	518,669
Valiant Holding AG, Registered Shares	1,069	101,875
VAT Group AG(b)	462	183,344
Vontobel Holding AG, Registered Shares	1,093	92,270
Zurich Insurance Group AG	2,437	1,002,126

Total Switzerland		19,449,086

United Kingdom - 12.2%
Abrdn PLC	54,280	187,070
Admiral Group PLC	6,232	261,163
Airtel Africa PLC(b)	82,056	110,308
Anglo American PLC	12,648	447,239
Antofagasta PLC	3,922	72,026
Ashmore Group PLC	7,362	33,810
Ashtead Group PLC	2,378	181,032
Assura PLC	47,604	45,926
AstraZeneca PLC	14,178	1,712,493
Aviva PLC	25,165	134,334
BAE Systems PLC	45,934	350,057
Berkeley Group Holdings PLC	1,616	95,045
Brewin Dolphin Holdings PLC	18,608	96,095
British American Tobacco PLC	54,557	1,915,553
Bunzl PLC	3,010	99,637
Clarkson PLC	1,906	97,658
Close Brothers Group PLC	4,085	85,209
Coca-Cola Europacific Partners PLC	2,446	134,823
ConvaTec Group PLC(b)	27,161	79,105
Croda International PLC	1,148	132,253
Daily Mail & General Trust PLC, Class A Non-Voting Shares	5,986	86,523
DCC PLC	765	63,932
Diageo PLC	18,448	896,970
Direct Line Insurance Group PLC	30,904	120,675
Drax Group PLC	13,555	88,058
easyJet PLC*(a)	17,349	155,047
Ferrexpo PLC	31,105	137,229
GlaxoSmithKline PLC	125,604	2,377,112
Hargreaves Lansdown PLC	5,423	104,673
Hikma Pharmaceuticals PLC	2,016	66,598
IMI PLC	6,553	146,673
Intertek Group PLC	1,352	90,729
Johnson Matthey PLC	1,927	69,763
Jupiter Fund Management PLC	17,352	58,491
Linde PLC	2,520	747,954
London Stock Exchange Group PLC	714	71,723
Londonmetric Property PLC	14,572	46,998
Mondi PLC	4,326	106,714
National Grid PLC	49,360	588,742
PayPoint PLC	9,964	95,388
Pearson PLC	8,859	85,025
Pennon Group PLC	4,328	66,118
Persimmon PLC	2,030	73,027
Phoenix Group Holdings PLC	12,160	105,852
Quilter PLC(b)	28,336	54,445
Reckitt Benckiser Group PLC	4,890	384,397
RELX PLC	14,826	429,199
Rio Tinto PLC	22,969	1,521,724
Sabre Insurance Group PLC(b)	23,118	68,265
Sage Group PLC (The)	16,515	158,014
Schroders PLC	2,899	140,524
Segro PLC	6,880	110,856
Severn Trent PLC	3,077	108,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2021

Investments	Shares	Value
Smith & Nephew PLC	4,664	$80,936
Smiths Group PLC	3,027	58,814
Spectris PLC	2,174	113,471
Spirax-Sarco Engineering PLC	336	67,821
SSE PLC	17,028	360,697
Tate & Lyle PLC	11,220	104,659
Telecom Plus PLC	4,976	81,586
Tesco PLC	89,004	303,982
TP ICAP Group PLC	22,998	49,509
Unilever PLC	33,320	1,799,328
United Utilities Group PLC	9,492	123,941
Vodafone Group PLC	595,396	909,575
WM Morrison Supermarkets PLC	32,141	127,628
Workspace Group PLC	7,636	84,942

Total United Kingdom		19,963,200

TOTAL COMMON STOCKS (Cost: $142,600,641)		161,693,287

RIGHTS - 0.0%

Australia - 0.0%
Transurban Group, expiring 10/8/21*	2,819	2,138

Austria - 0.0%
CA Immobilien Anlagen AG*†	1,448	0

TOTAL RIGHTS (Cost: $0)		2,138

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $2,325,003)	2,325,003	2,325,003

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $144,925,644)		164,020,428
Other Assets less Liabilities - (0.5)%		(789,875)

NET ASSETS - 100.0%		$163,230,553

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2021. At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,057,281 and the total market value of the collateral held by the Fund was $5,386,701. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,061,698.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/1/2021	30,000	EUR	48,038	AUD	$68	$—
Bank of America N.A.	10/5/2021	4,845,271	CHF	5,194,291	USD	—	(113)
Bank of America N.A.	10/5/2021	3,123,778	DKK	486,888	USD	—	(15)
Bank of America N.A.	10/5/2021	7,150,139	EUR	8,286,933	USD	—	(132)
Bank of America N.A.	10/5/2021	1,978,755	GBP	2,668,114	USD	—	(57)
Bank of America N.A.	10/5/2021	313,784	ILS	97,262	USD	1	—
Bank of America N.A.	10/5/2021	905,495,575	JPY	8,115,534	USD	94	—
Bank of America N.A.	10/5/2021	5,039,894	NOK	577,365	USD	—	(12)
Bank of America N.A.	10/5/2021	6,632,775	SEK	758,178	USD	—	(16)
Bank of America N.A.	10/5/2021	615,570	SGD	453,442	USD	—	(18)
Bank of America N.A.	10/5/2021	5,227,164	USD	4,784,491	CHF	98,143	—
Bank of America N.A.	10/5/2021	1,959,879	USD	12,340,582	DKK	36,470	—
Bank of America N.A.	10/5/2021	8,339,379	USD	7,060,138	EUR	156,887	—
Bank of America N.A.	10/5/2021	10,740,001	USD	7,803,050	GBP	218,748	—
Bank of America N.A.	10/5/2021	391,509	USD	1,254,120	ILS	2,771	—
Bank of America N.A.	10/5/2021	8,166,895	USD	896,979,061	JPY	127,598	—
Bank of America N.A.	10/5/2021	2,324,076	USD	20,231,732	NOK	6,398	—
Bank of America N.A.	10/5/2021	3,051,904	USD	26,358,620	SEK	38,970	—
Bank of America N.A.	10/5/2021	1,825,246	USD	2,455,266	SGD	16,715	—
Bank of America N.A.	10/6/2021	4,058,076	AUD	2,931,432	USD	—	(69)
Bank of America N.A.	10/6/2021	11,799,939	USD	16,142,187	AUD	139,580	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2021

Bank of America N.A.	11/3/2021	2,707,705	USD	3,748,000	AUD	0	^	—
Bank of America N.A.	11/3/2021	4,864,199	USD	4,534,246	CHF	39		—
Bank of America N.A.	11/3/2021	462,115	USD	2,963,629	DKK	—		(34)
Bank of America N.A.	11/3/2021	7,990,835	USD	6,890,950	EUR	57		—
Bank of America N.A.	11/3/2021	4,244,711	USD	3,147,915	GBP	47		—
Bank of America N.A.	11/3/2021	100,040	USD	322,697	ILS	—		(4)
Bank of America N.A.	11/3/2021	368,801	USD	3,220,097	NOK	—		(4)
Bank of America N.A.	11/3/2021	701,123	USD	6,132,526	SEK	—		(0)^
Bank of America N.A.	11/3/2021	451,664	USD	613,224	SGD	—		(7)
Bank of America N.A.	11/4/2021	8,532,380	USD	951,819,412	JPY	—		(176)
Citibank N.A.	10/5/2021	121,590	CHF	131,494	USD	—		(1,148)
Citibank N.A.	10/5/2021	4,845,290	CHF	5,194,289	USD	—		(91)
Citibank N.A.	10/5/2021	78,239	DKK	12,326	USD	—		(132)
Citibank N.A.	10/5/2021	3,123,781	DKK	486,889	USD	—		(15)
Citibank N.A.	10/5/2021	179,072	EUR	209,785	USD	—		(2,246)
Citibank N.A.	10/5/2021	7,150,169	EUR	8,286,932	USD	—		(97)
Citibank N.A.	10/5/2021	49,389	GBP	67,544	USD	—		(951)
Citibank N.A.	10/5/2021	1,978,819	GBP	2,668,115	USD	28		—
Citibank N.A.	10/5/2021	7,873	ILS	2,462	USD	—		(22)
Citibank N.A.	10/5/2021	313,778	ILS	97,261	USD	0	^	—
Citibank N.A.	10/5/2021	22,742,132	JPY	205,446	USD	—		(1,616)
Citibank N.A.	10/5/2021	905,491,294	JPY	8,115,532	USD	57		—
Citibank N.A.	10/5/2021	125,737	NOK	14,616	USD	—		(212)
Citibank N.A.	10/5/2021	5,039,936	NOK	577,365	USD	—		(7)
Citibank N.A.	10/5/2021	166,214	SEK	19,193	USD	—		(194)
Citibank N.A.	10/5/2021	6,632,830	SEK	758,177	USD	—		(8)
Citibank N.A.	10/5/2021	15,543	SGD	11,479	USD	—		(30)
Citibank N.A.	10/5/2021	615,585	SGD	453,441	USD	—		(6)
Citibank N.A.	10/5/2021	5,227,164	USD	4,784,470	CHF	98,165		—
Citibank N.A.	10/5/2021	8,339,379	USD	7,060,103	EUR	156,929		—
Citibank N.A.	10/5/2021	8,166,895	USD	896,974,977	JPY	127,634		—
Citibank N.A.	10/6/2021	102,401	AUD	74,210	USD	—		(240)
Citibank N.A.	10/6/2021	4,058,094	AUD	2,931,433	USD	—		(56)
Citibank N.A.	11/3/2021	2,707,704	USD	3,748,014	AUD	—		(11)
Citibank N.A.	11/3/2021	4,864,198	USD	4,534,264	CHF	18		—
Citibank N.A.	11/3/2021	462,113	USD	2,963,418	DKK	—		(3)
Citibank N.A.	11/3/2021	7,990,835	USD	6,890,991	EUR	9		—
Citibank N.A.	11/3/2021	4,244,710	USD	3,147,956	GBP	—		(10)
Citibank N.A.	11/3/2021	100,040	USD	322,697	ILS	—		(4)
Citibank N.A.	11/3/2021	368,799	USD	3,220,044	NOK	0	^	—
Citibank N.A.	11/3/2021	701,124	USD	6,132,565	SEK	—		(4)
Citibank N.A.	11/3/2021	451,665	USD	613,212	SGD	4		—
Citibank N.A.	11/4/2021	8,532,380	USD	951,817,705	JPY	—		(161)
Goldman Sachs	10/5/2021	4,845,318	CHF	5,194,291	USD	—		(63)
Goldman Sachs	10/5/2021	3,123,833	DKK	486,888	USD	—		(6)
Goldman Sachs	10/5/2021	7,150,189	EUR	8,286,933	USD	—		(75)
Goldman Sachs	10/5/2021	1,978,780	GBP	2,668,114	USD	—		(23)
Goldman Sachs	10/5/2021	313,783	ILS	97,262	USD	1		—
Goldman Sachs	10/5/2021	905,493,952	JPY	8,115,534	USD	79		—
Goldman Sachs	10/5/2021	5,039,931	NOK	577,365	USD	—		(8)
Goldman Sachs	10/5/2021	6,632,835	SEK	758,178	USD	—		(9)
Goldman Sachs	10/5/2021	615,587	SGD	453,442	USD	—		(5)
Goldman Sachs	10/5/2021	5,227,164	USD	4,784,470	CHF	98,166		—
Goldman Sachs	10/5/2021	8,339,379	USD	7,060,037	EUR	157,005		—
Goldman Sachs	10/5/2021	8,166,895	USD	896,969,261	JPY	127,686		—
Goldman Sachs	10/6/2021	4,058,120	AUD	2,931,432	USD	—		(36)
Goldman Sachs	11/3/2021	2,707,705	USD	3,747,964	AUD	27		—
Goldman Sachs	11/3/2021	4,864,199	USD	4,534,265	CHF	18		—
Goldman Sachs	11/3/2021	462,115	USD	2,963,745	DKK	—		(52)
Goldman Sachs	11/3/2021	7,990,835	USD	6,890,819	EUR	209		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2021

Goldman Sachs	11/3/2021	4,244,711	USD	3,147,905	GBP	59	—
Goldman Sachs	11/3/2021	100,040	USD	322,692	ILS	—	(2)
Goldman Sachs	11/3/2021	368,801	USD	3,220,099	NOK	—	(4)
Goldman Sachs	11/3/2021	701,123	USD	6,132,557	SEK	—	(4)
Goldman Sachs	11/3/2021	451,664	USD	613,223	SGD	—	(6)
Goldman Sachs	11/4/2021	8,532,380	USD	951,815,999	JPY	—	(145)
JP Morgan Chase Bank N.A.	10/5/2021	4,845,349	CHF	5,194,291	USD	—	(30)
JP Morgan Chase Bank N.A.	10/5/2021	3,123,835	DKK	486,888	USD	—	(6)
JP Morgan Chase Bank N.A.	10/5/2021	7,150,183	EUR	8,286,933	USD	—	(82)
JP Morgan Chase Bank N.A.	10/5/2021	1,978,783	GBP	2,668,114	USD	—	(19)
JP Morgan Chase Bank N.A.	10/5/2021	313,782	ILS	97,262	USD	1	—
JP Morgan Chase Bank N.A.	10/5/2021	905,493,140	JPY	8,115,534	USD	72	—
JP Morgan Chase Bank N.A.	10/5/2021	5,039,962	NOK	577,365	USD	—	(4)
JP Morgan Chase Bank N.A.	10/5/2021	6,632,876	SEK	758,178	USD	—	(4)
JP Morgan Chase Bank N.A.	10/5/2021	615,588	SGD	453,442	USD	—	(4)
JP Morgan Chase Bank N.A.	10/5/2021	5,227,164	USD	4,784,418	CHF	98,222	—
JP Morgan Chase Bank N.A.	10/5/2021	8,339,379	USD	7,060,085	EUR	156,949	—
JP Morgan Chase Bank N.A.	10/5/2021	8,166,895	USD	896,974,161	JPY	127,642	—
JP Morgan Chase Bank N.A.	10/6/2021	4,058,149	AUD	2,931,432	USD	—	(16)
JP Morgan Chase Bank N.A.	11/3/2021	2,707,705	USD	3,748,031	AUD	—	(22)
JP Morgan Chase Bank N.A.	11/3/2021	4,864,199	USD	4,534,314	CHF	—	(34)
JP Morgan Chase Bank N.A.	11/3/2021	462,115	USD	2,963,516	DKK	—	(17)
JP Morgan Chase Bank N.A.	11/3/2021	7,990,835	USD	6,891,015	EUR	—	(18)
JP Morgan Chase Bank N.A.	11/3/2021	4,244,711	USD	3,147,910	GBP	53	—
JP Morgan Chase Bank N.A.	11/3/2021	100,040	USD	322,691	ILS	—	(2)
JP Morgan Chase Bank N.A.	11/3/2021	368,801	USD	3,220,156	NOK	—	(10)
JP Morgan Chase Bank N.A.	11/3/2021	701,123	USD	6,132,609	SEK	—	(10)
JP Morgan Chase Bank N.A.	11/3/2021	451,664	USD	613,208	SGD	5	—
JP Morgan Chase Bank N.A.	11/4/2021	8,532,380	USD	951,819,412	JPY	—	(176)

						$1,991,624	$(8,813)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
France	$11,483,698	$87,957	$—		$11,571,655
Japan	40,411,756	58,786	—		40,470,542
Other	109,651,090	—	—		109,651,090
Rights
Australia	2,138	—	—		2,138
Austria	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	2,325,003	—		2,325,003

Total Investments in Securities	$161,548,682	$2,471,746	$0		$164,020,428

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,991,624	$—		$1,991,624
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(8,813)	$—		$(8,813)

Total - Net	$161,548,682	$4,454,557	$0		$166,003,239

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2021

Investments	Shares	Value
COMMON STOCKS - 98.9%

Australia - 13.2%
Accent Group Ltd.	51,837	$83,876
Adairs Ltd.	13,299	38,906
Adbri Ltd.	37,112	86,589
ARB Corp., Ltd.	2,578	91,137
AUB Group Ltd.	5,497	95,497
Aurelia Metals Ltd.*(a)	62,761	13,601
Austal Ltd.	3,771	5,121
Australian Finance Group Ltd.	22,577	45,175
Baby Bunting Group Ltd.(a)	8,698	34,933
Bapcor Ltd.	11,245	61,490
Beach Energy Ltd.(a)	66,334	71,635
Beacon Lighting Group Ltd.	15,061	23,282
Bega Cheese Ltd.	8,201	31,871
Bell Financial Group Ltd.(a)	41,289	51,001
Bravura Solutions Ltd.	16,587	36,903
Brickworks Ltd.	8,329	149,990
Capitol Health Ltd.	79,892	21,353
Cedar Woods Properties Ltd.	7,482	32,968
Centuria Capital Group	33,802	83,262
Codan Ltd.	7,485	69,045
Collins Foods Ltd.(a)	4,318	38,147
Costa Group Holdings Ltd.	11,380	26,880
Cromwell Property Group	384,595	222,250
Data#3 Ltd.	9,249	32,002
Dicker Data Ltd.(a)	10,043	91,480
Elders Ltd.	6,525	57,644
Growthpoint Properties Australia Ltd.	83,290	248,480
GUD Holdings Ltd.	4,979	36,937
GWA Group Ltd.	22,035	43,613
Hansen Technologies Ltd.	7,386	29,504
Home Consortium Ltd.	11,010	60,841
IGO Ltd.	25,913	166,218
Infomedia Ltd.	21,839	27,686
Ingenia Communities Group	16,928	81,194
Inghams Group Ltd.(a)	31,940	95,287
Integral Diagnostics Ltd.(a)	8,489	30,170
Invocare Ltd.(a)	6,602	56,083
IPH Ltd.	15,652	104,356
IRESS Ltd.	14,527	120,886
Johns Lyng Group Ltd.(a)	9,295	41,158
Jumbo Interactive Ltd.(a)	3,465	40,022
Kogan.com Ltd.(a)	2,447	19,426
MA Financial Group Ltd.(a)	7,475	39,417
MACA Ltd.	45,429	21,494
Macmahon Holdings Ltd.	216,662	31,301
Metcash Ltd.(a)	67,015	190,245
Monadelphous Group Ltd.(a)	4,416	29,060
Monash IVF Group Ltd.	39,501	27,392
Money3 Corp. Ltd.	13,565	32,826
NIB Holdings Ltd.	25,070	126,222
Nick Scali Ltd.(a)	7,868	64,564
Nickel Mines Ltd.	62,555	42,475
Nine Entertainment Co. Holdings Ltd.	96,151	183,360
NRW Holdings Ltd.	24,275	27,442
OFX Group Ltd.	20,889	23,916
Omni Bridgeway Ltd.*(a)	8,035	20,198
Orora Ltd.	82,765	185,932
Pacific Current Group Ltd.	6,940	37,197
Pact Group Holdings Ltd.	9,512	26,178
Pendal Group Ltd.	30,973	185,028
Perenti Global Ltd.	84,030	49,773
Perpetual Ltd.	4,584	126,589
Pinnacle Investment Management Group Ltd.	9,959	113,088
Platinum Asset Management Ltd.	77,465	198,087
Premier Investments Ltd.	8,756	192,024
Ramelius Resources Ltd.	34,108	32,892
Redcape Hotel Group	55,785	43,923
Regis Resources Ltd.	18,597	27,001
Reliance Worldwide Corp., Ltd.	20,013	74,884
Resimac Group Ltd.(a)	16,752	24,807
Sandfire Resources Ltd.(a)	15,039	59,532
SeaLink Travel Group Ltd.	5,936	38,162
Select Harvests Ltd.	8,666	51,894
Service Stream Ltd.(a)	42,610	27,394
SmartGroup Corp., Ltd.	16,122	110,634
St Barbara Ltd.	18,033	17,455
Steadfast Group Ltd.	39,240	138,324
Super Retail Group Ltd.	6,403	56,474
Tassal Group Ltd.	20,675	52,570
Technology One Ltd.	11,407	93,605
Viva Energy Group Ltd.(b)	68,999	118,623

Total Australia		5,739,881

Austria - 1.4%
AT&S Austria Technologie & Systemtechnik AG	730	27,877
Oesterreichische Post AG(a)	7,549	320,210
Schoeller-Bleckmann Oilfield Equipment AG*	1,785	72,199
UNIQA Insurance Group AG	21,251	189,642

Total Austria		609,928

Belgium - 2.2%
Barco N.V.	4,722	102,610
Bekaert S.A.	2,043	85,191
Euronav N.V.	53,402	507,624
Fagron	532	10,420
Intervest Offices & Warehouses N.V.	2,604	71,373
Orange Belgium S.A.	3,685	82,938
Recticel S.A.	3,159	52,574
Xior Student Housing N.V.	519	29,323

Total Belgium		942,053

China - 4.7%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	45,300	59,472
China Overseas Grand Oceans Group Ltd.	349,400	214,093
China Power International Development Ltd.	1,324,000	702,423
China South City Holdings Ltd.	270,000	22,891
China Tobacco International HK Co., Ltd.(a)	17,000	36,294
CITIC Telecom International Holdings Ltd.	346,678	118,014
CPMC Holdings Ltd.	149,900	78,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2021

Investments	Shares	Value
Genertec Universal Medical Group Co., Ltd.(b)	172,800	$135,405
Poly Property Group Co., Ltd.	352,000	92,695
Shanghai Industrial Holdings Ltd.(a)	111,000	166,543
Shougang Fushan Resources Group Ltd.	407,885	124,179
Yanlord Land Group Ltd.	234,309	191,576
Zensun Enterprises Ltd.(a)	120,000	90,486

Total China		2,032,827

Denmark - 2.0%
Cementir Holding N.V.	6,911	67,360
Chemometec A/S	1,084	165,740
D/S Norden A/S	3,151	80,345
NNIT A/S(b)	2,308	43,958
Per Aarsleff Holding A/S	1,380	56,459
Ringkjoebing Landbobank A/S	1,145	132,237
Scandinavian Tobacco Group A/S, Class A(b)	15,920	314,872

Total Denmark		860,971

Finland - 3.7%
Anora Group Oyj(a)	2,659	30,878
Cargotec Oyj, Class B	3,936	200,803
Fiskars Oyj Abp	2,622	58,162
Kamux Corp.	1,674	24,852
Kemira Oyj	10,230	157,923
Lassila & Tikanoja Oyj(a)	2,497	39,415
Neles Oyj	31,061	426,578
Oriola Oyj, Class B	7,595	15,633
Raisio Oyj, Class V(a)	12,266	48,262
Revenio Group Oyj	672	42,718
Rovio Entertainment Oyj(a)(b)	3,749	25,092
Sanoma Oyj	5,946	93,306
Talenom Oyj	1,601	25,939
Terveystalo Oyj(b)	4,231	52,958
Tokmanni Group Corp.	2,615	63,825
Uponor Oyj	6,265	155,962
Verkkokauppa.com Oyj	5,187	47,491
YIT Oyj(a)	22,789	120,700

Total Finland		1,630,497

France - 3.0%
ABC Arbitrage	4,066	32,986
Albioma S.A.	1,513	59,619
Chargeurs S.A.	1,291	39,021
Derichebourg S.A.*	12,323	142,674
IPSOS	1,751	79,854
Kaufman & Broad S.A.	2,140	89,409
Nexity S.A.	8,411	401,615
Quadient S.A.	1,939	46,742
Societe BIC S.A.	4,851	286,163
Vicat S.A.	3,431	153,090

Total France		1,331,173

Germany - 3.5%
Bilfinger SE	576	20,147
CANCOM SE	986	58,530
CropEnergies AG	5,964	83,082
DIC Asset AG	9,497	167,960
Duerr AG	3,746	161,588
Eckert & Ziegler Strahlen- und Medizintechnik AG	433	56,004
Elmos Semiconductor SE	1,143	58,153
GFT Technologies SE	1,740	57,573
GRENKE AG	2,015	86,429
Hamborner REIT AG	8,929	96,756
Hamburger Hafen und Logistik AG	5,936	133,463
Hornbach Baumarkt AG	1,757	79,415
Hornbach Holding AG & Co. KGaA	784	101,947
Indus Holding AG	1,264	48,635
Jenoptik AG	680	23,091
Krones AG	790	77,411
MLP SE	4,025	33,400
STRATEC SE	69	9,788
VERBIO Vereinigte BioEnergie AG	1,846	121,733
Wuestenrot & Wuerttembergische AG	1,734	36,776

Total Germany		1,511,881

Hong Kong - 1.7%
Dah Sing Banking Group Ltd.	76,000	69,609
Dah Sing Financial Holdings Ltd.	32,000	95,573
Guotai Junan International Holdings Ltd.	886,052	141,137
Hutchison Port Holdings Trust	1,255,100	301,224
Kowloon Development Co., Ltd.	49,000	54,447
Nissin Foods Co., Ltd.(a)	52,000	40,413
Sun Hung Kai & Co., Ltd.	63,000	32,452

Total Hong Kong		734,855

Indonesia - 0.2%
Bumitama Agri Ltd.	56,800	20,501
First Resources Ltd.	63,127	75,793

Total Indonesia		96,294

Ireland - 0.3%
Hibernia REIT PLC	53,254	72,087
Irish Continental Group PLC*	4,198	20,994
Kenmare Resources PLC	4,103	23,789

Total Ireland		116,870

Israel - 4.7%
Altshuler Shaham Provident Funds & Pension Ltd.	13,755	75,380
Arad Ltd.	1,682	24,687
Ashtrom Group Ltd.	7,392	170,700
Atreyu Capital Markets Ltd.	2,576	45,114
Big Shopping Centers Ltd.	657	97,527
Blue Square Real Estate Ltd.	520	38,748
Delek Automotive Systems Ltd.	9,121	115,916
Delta Galil Industries Ltd.	1,104	55,095
Elco Ltd.	971	60,135
Electra Consumer Products 1970 Ltd.	4,560	222,477
FIBI Holdings Ltd.	2,982	125,985
Formula Systems 1985 Ltd.	311	30,404
Fox Wizel Ltd.	65	8,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2021

Investments	Shares	Value
Freshmarket Ltd.	8,787	$36,334
Inrom Construction Industries Ltd.	7,989	39,621
Isracard Ltd.	15,995	66,734
Israel Canada T.R Ltd.	10,907	47,298
Israel Land Development - Urban Renewal Ltd.	3,058	37,915
Magic Software Enterprises Ltd.	2,131	42,261
Matrix IT Ltd.	3,020	80,514
Maytronics Ltd.	3,172	74,972
Mega Or Holdings Ltd.	1,317	48,987
Menora Mivtachim Holdings Ltd.	2,305	47,627
Mivne Real Estate KD Ltd.	25,181	88,590
Oil Refineries Ltd.*	521,807	118,234
OPC Energy Ltd.*	11,225	102,781
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	868	62,366
Shufersal Ltd.	5,969	48,475
YD More Investments Ltd.	8,700	37,053

Total Israel		2,050,128

Italy - 3.1%
Anima Holding SpA(b)	40,650	194,805
Ascopiave SpA	17,818	71,759
Carel Industries SpA(b)	1,264	34,499
Danieli & C. Officine Meccaniche SpA	953	27,557
Danieli & C. Officine Meccaniche SpA, RSP	1,582	30,252
Datalogic SpA	3,186	64,580
Enav SpA*(b)	67,488	316,615
Falck Renewables SpA	7,946	61,931
Fiera Milano SpA*(a)	10,230	42,563
Immobiliare Grande Distribuzione SIIQ SpA*	20,113	91,375
La Doria SpA	1,115	21,735
Piaggio & C. SpA	34,318	118,762
RAI Way SpA(b)	21,771	131,709
SOL SpA	3,810	83,896
Zignago Vetro SpA	2,639	52,239

Total Italy		1,344,277

Japan - 24.6%
77 Bank Ltd. (The)	2,035	23,273
Adastria Co., Ltd.	800	14,734
ADEKA Corp.	2,900	65,732
Advan Group Co., Ltd.	1,500	13,162
Aeon Delight Co., Ltd.	700	22,303
AEON Financial Service Co., Ltd.	4,900	62,845
Ai Holdings Corp.	800	17,015
Aica Kogyo Co., Ltd.	1,500	51,557
Aichi Corp.	2,000	13,695
Aida Engineering Ltd.	2,200	20,802
Alconix Corp.	1,100	15,971
Alleanza Holdings Co., Ltd.(a)	900	11,462
Altech Corp.	1,400	25,873
Amano Corp.	1,400	36,087
Arata Corp.	300	11,871
Arcs Co., Ltd.	800	16,262
Ariake Japan Co., Ltd.	200	12,619
ARTERIA Networks Corp.	1,400	20,716
Asahi Holdings, Inc.	3,200	58,221
Asanuma Corp.	500	20,614
ASKUL Corp.	500	7,349
Autobacs Seven Co., Ltd.	2,100	27,987
Avex, Inc.(a)	1,800	24,134
Awa Bank Ltd. (The)	570	11,188
Axial Retailing, Inc.	400	13,605
Bank of Nagoya Ltd. (The)	549	13,054
Bank of Okinawa Ltd. (The)*	742	18,561
Bank of Saga Ltd. (The)	1,500	19,776
Baroque Japan Ltd.(a)	2,200	17,608
BayCurrent Consulting, Inc.	100	50,907
Belc Co., Ltd.	300	15,756
Bell System24 Holdings, Inc.	1,101	16,479
Belluna Co., Ltd.	1,400	10,716
BeNext-Yumeshin Group Co.	2,664	31,278
Bic Camera, Inc.	1,600	15,272
BML, Inc.	500	19,001
Bunka Shutter Co., Ltd.(a)	2,500	25,342
C.I. Takiron Corp.	4,900	27,931
Canon Electronics, Inc.	1,400	21,005
Central Glass Co., Ltd.	1,000	18,750
Chiyoda Co., Ltd.	3,000	22,881
Chugoku Bank Ltd. (The)	3,100	23,978
Chugoku Marine Paints Ltd.	2,300	17,295
cocokara fine, Inc.	200	14,932
COLOPL, Inc.	1,600	11,544
CONEXIO Corp.	2,100	29,380
Cosmo Energy Holdings Co., Ltd.	2,419	55,090
Create SD Holdings Co., Ltd.	700	23,558
Credit Saison Co., Ltd.	3,600	47,624
Dai-Dan Co., Ltd.	900	21,400
Daibiru Corp.	1,400	20,729
Daicel Corp.	7,800	61,030
Daihen Corp.	537	23,752
Daiho Corp.	500	17,119
Daiichikosho Co., Ltd.	1,000	37,195
Daiken Corp.	1,000	21,062
Daikyonishikawa Corp.	2,400	14,046
Daio Paper Corp.	1,600	30,071
Daiseki Co., Ltd.	960	42,031
Daishi Hokuetsu Financial Group, Inc.	1,600	36,496
Daiwabo Holdings Co., Ltd.	2,100	33,916
DCM Holdings Co., Ltd.	2,500	24,266
Denyo Co., Ltd.	695	13,392
Dexerials Corp.	1,900	37,532
DIC Corp.	1,600	45,386
Digital Garage, Inc.	300	13,793
Dip Corp.	741	28,292
DMG Mori Co., Ltd.	1,300	24,584
Doshisha Co., Ltd.	1,200	18,897
Dowa Holdings Co., Ltd.	1,000	39,615
DTS Corp.	1,100	25,377
Eagle Industry Co., Ltd.	2,400	26,716
Earth Corp.	300	18,311
EDION Corp.	2,600	24,561
Eiken Chemical Co., Ltd.	600	11,320
Eizo Corp.	500	19,158
Elematec Corp.	1,300	13,283
en Japan, Inc.	900	32,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2021

Investments	Shares	Value
ES-Con Japan Ltd.	2,000	$14,501
Exedy Corp.	1,630	25,025
FCC Co., Ltd.	1,200	16,972
FJ Next Co., Ltd.(a)	1,600	14,971
Fuji Seal International, Inc.	800	17,395
Fujibo Holdings, Inc.	400	15,236
Fujimi, Inc.	700	40,592
Fujimori Kogyo Co., Ltd.	400	17,441
Fujitec Co., Ltd.	1,600	37,442
FULLCAST Holdings Co., Ltd.	900	18,367
Funai Soken Holdings, Inc.	700	19,072
Furukawa Co., Ltd.	2,000	21,994
Furukawa Electric Co., Ltd.	1,300	28,651
Furyu Corp.	1,100	17,568
Fuso Chemical Co., Ltd.	500	22,720
Future Corp.	900	22,473
Fuyo General Lease Co., Ltd.	500	34,640
G-7 Holdings, Inc.	1,400	25,760
G-Tekt Corp.	1,500	19,641
Gecoss Corp.	2,300	18,181
Giken Ltd.	500	22,205
Glory Ltd.	1,000	22,406
GMO Financial Holdings, Inc.(a)	4,800	36,739
Godo Steel Ltd.	1,900	25,543
Goldcrest Co., Ltd.	1,400	21,243
GS Yuasa Corp.	1,351	30,780
Gunma Bank Ltd. (The)	4,787	15,488
Gunze Ltd.	500	19,583
H.U. Group Holdings, Inc.	1,000	27,201
Hachijuni Bank Ltd. (The)	9,900	35,403
Hamakyorex Co., Ltd.	600	18,149
Hanwa Co., Ltd.	939	29,245
Hazama Ando Corp.	4,600	33,106
Heiwa Corp.(a)	2,649	49,763
Heiwa Real Estate Co., Ltd.	700	24,311
Heiwado Co., Ltd.(a)	800	15,624
Hinokiya Group Co., Ltd.	800	16,706
Hitachi Zosen Corp.	4,600	35,497
Hogy Medical Co., Ltd.	500	14,318
Hokkaido Electric Power Co., Inc.	3,200	15,344
Hokkoku Bank Ltd. (The)*	900	17,536
Hokuetsu Corp.	5,100	31,448
Hokuhoku Financial Group, Inc.	3,206	24,625
Hokuriku Electric Power Co.	4,100	22,158
Hokuto Corp.	1,400	24,681
Hoosiers Holdings(a)	2,700	16,407
Horiba Ltd.	500	35,133
Hyakugo Bank Ltd. (The)	6,000	17,531
Hyakujushi Bank Ltd. (The)	1,467	20,537
Ichibanya Co., Ltd.	700	28,609
Ichigo, Inc.	7,600	25,203
Idec Corp.	900	17,859
Iino Kaiun Kaisha Ltd.(a)	5,000	23,527
Inaba Denki Sangyo Co., Ltd.	1,100	26,915
Inabata & Co., Ltd.	1,700	26,389
Information Services International-Dentsu Ltd.	600	22,666
Internet Initiative Japan, Inc.(a)	600	20,946
IR Japan Holdings Ltd.	100	11,087
Iriso Electronics Co., Ltd.	300	12,288
Itochu Enex Co., Ltd.	4,400	39,711
Itoham Yonekyu Holdings, Inc.	4,900	32,147
IwaiCosmo Holdings, Inc.(a)	1,700	21,179
Iwatani Corp.	600	35,330
Iyo Bank Ltd. (The)	5,300	27,361
JAC Recruitment Co., Ltd.	1,700	33,444
Jaccs Co., Ltd.	1,100	30,119
Japan Aviation Electronics Industry Ltd.	1,100	16,129
Japan Lifeline Co., Ltd.	600	7,378
Japan Material Co., Ltd.	1,800	21,053
Japan Securities Finance Co., Ltd.	3,600	28,006
Japan Steel Works Ltd. (The)	800	20,915
Japan Wool Textile Co., Ltd. (The)	2,184	19,907
JCU Corp.	400	15,971
JDC Corp.	3,600	19,585
Jeol Ltd.	400	29,433
Joshin Denki Co., Ltd.	646	14,637
Joyful Honda Co., Ltd.	1,600	22,256
JSP Corp.	1,000	14,537
Juroku Bank Ltd. (The)	1,300	25,470
Kadokawa Corp.	600	33,395
Kaga Electronics Co., Ltd.	1,000	27,112
Kaken Pharmaceutical Co., Ltd.	1,400	57,656
Kamei Corp.	1,300	14,669
Kanamoto Co., Ltd.	700	16,462
Kandenko Co., Ltd.	5,378	44,827
Kaneka Corp.	1,100	46,287
Kanematsu Corp.	3,200	39,894
Kanematsu Electronics Ltd.	700	24,468
Katitas Co., Ltd.	500	17,768
Kato Sangyo Co., Ltd.	748	22,257
Keihanshin Building Co., Ltd.	1,100	13,921
KFC Holdings Japan Ltd.	700	18,539
KH Neochem Co., Ltd.	700	19,323
Ki-Star Real Estate Co., Ltd.	300	15,299
Kintetsu World Express, Inc.	900	22,965
Kiyo Bank Ltd. (The)	1,000	14,224
Kohnan Shoji Co., Ltd.	500	16,536
Kokuyo Co., Ltd.	2,100	35,667
KOMEDA Holdings Co., Ltd.	1,200	23,866
Komeri Co., Ltd.	700	16,958
Konoike Transport Co., Ltd.	1,300	14,937
Kotobuki Spirits Co., Ltd.	200	13,749
Krosaki Harima Corp.	500	21,846
Kumagai Gumi Co., Ltd.	1,100	28,620
Kumiai Chemical Industry Co., Ltd.	1,000	7,878
Kurabo Industries Ltd.	763	14,087
Kureha Corp.	500	34,103
Kyoei Steel Ltd.	1,800	22,360
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,300	19,097
KYORIN Holdings, Inc.	2,273	36,282
Kyoritsu Maintenance Co., Ltd.(a)	400	15,649
Kyudenko Corp.	1,300	43,227
Kyushu Financial Group, Inc.	6,300	22,699
Life Corp.	566	22,777
Lintec Corp.	1,700	38,959
Macnica Fuji Electronics Holdings, Inc.	1,400	32,774
Maeda Corp.*(a)	2,700	21,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2021

Investments	Shares	Value
Maeda Road Construction Co., Ltd.*	2,642	$48,536
Maruha Nichiro Corp.	600	14,283
Maruichi Steel Tube Ltd.	1,700	39,554
Maruzen Showa Unyu Co., Ltd.	600	19,305
Marvelous, Inc.	2,900	18,402
Matsui Securities Co., Ltd.	5,600	40,855
Maxvalu Tokai Co., Ltd.	800	18,613
MCJ Co., Ltd.	2,200	23,720
Megmilk Snow Brand Co., Ltd.	700	14,405
Meidensha Corp.	1,100	24,401
Meisei Industrial Co., Ltd.	2,000	13,372
Meitec Corp.	900	49,931
Milbon Co., Ltd.	200	12,279
Mimasu Semiconductor Industry Co., Ltd.	800	17,602
Mirait Holdings Corp.	1,500	29,899
Mitsubishi Logisnext Co., Ltd.	1,100	11,426
Mitsubishi Pencil Co., Ltd.	1,400	18,094
Mitsubishi Research Institute, Inc.	500	19,740
Mitsubishi Shokuhin Co., Ltd.	600	15,697
Mitsuboshi Belting Ltd.	1,000	18,723
Mitsui Mining & Smelting Co., Ltd.	900	25,288
Mitsui OSK Lines Ltd.	1,200	81,309
Mitsui-Soko Holdings Co., Ltd.	900	20,408
Miyazaki Bank Ltd. (The)	900	16,891
Mizuho Leasing Co., Ltd.	800	26,099
Mizuno Corp.	800	19,216
Mochida Pharmaceutical Co., Ltd.	400	12,261
Monex Group, Inc.	3,900	20,448
Morinaga & Co., Ltd.	500	18,485
Morita Holdings Corp.	1,100	14,995
Morningstar Japan K.K.	3,797	17,832
Nachi-Fujikoshi Corp.	500	20,547
Nafco Co., Ltd.	900	14,995
Nagaileben Co., Ltd.	700	16,450
Nagase & Co., Ltd.	3,200	54,263
Nakanishi, Inc.	817	18,621
Nanto Bank Ltd. (The)	1,300	23,396
NHK Spring Co., Ltd.	2,300	16,512
Nichi-iko Pharmaceutical Co., Ltd.(a)	1,100	8,863
Nichias Corp.	1,774	43,533
Nichicon Corp.(a)	1,900	18,085
Nichiden Corp.	600	12,799
Nichiha Corp.	500	14,340
Nihon Parkerizing Co., Ltd.	1,540	15,983
Nikkiso Co., Ltd.	1,100	9,553
Nikkon Holdings Co., Ltd.	1,300	26,973
Nippn Corp.	1,681	24,573
Nippon Carbon Co., Ltd.	500	18,777
Nippon Ceramic Co., Ltd.	700	19,292
Nippon Densetsu Kogyo Co., Ltd.	600	10,196
Nippon Electric Glass Co., Ltd.	2,800	66,628
Nippon Gas Co., Ltd.	1,900	26,207
Nippon Kayaku Co., Ltd.	2,900	32,177
Nippon Paper Industries Co., Ltd.(a)	2,300	24,531
Nippon Pillar Packing Co., Ltd.	1,000	24,163
Nippon Shokubai Co., Ltd.	700	36,263
Nippon Soda Co., Ltd.	800	25,991
Nippon Steel Trading Corp.	800	36,281
Nippon Suisan Kaisha Ltd.	3,600	21,005
Nipro Corp.(a)	900	9,373
Nishi-Nippon Financial Holdings, Inc.	3,900	25,062
Nishi-Nippon Railroad Co., Ltd.	500	12,736
Nishimatsu Construction Co., Ltd.(a)	1,650	51,389
Nishio Rent All Co., Ltd.	900	23,780
Nissan Shatai Co., Ltd.	1,400	10,051
Nissha Co., Ltd.(a)	1,100	17,657
Nisshin Oillio Group Ltd. (The)	542	14,767
Nisshinbo Holdings, Inc.(a)	3,750	28,501
Nissin Electric Co., Ltd.	1,800	22,102
Nitta Corp.	800	19,696
Nitto Boseki Co., Ltd.	300	10,083
Nitto Kogyo Corp.	1,100	17,312
Nittoc Construction Co., Ltd.	3,500	22,460
Noevir Holdings Co., Ltd.	673	32,150
Nohmi Bosai Ltd.	300	5,566
Nojima Corp.	500	12,920
NOK Corp.	2,000	23,607
Nomura Co., Ltd.	3,458	31,303
North Pacific Bank Ltd.	11,700	26,740
NS United Kaiun Kaisha Ltd.(a)	1,100	40,569
NSD Co., Ltd.	1,500	27,452
Obara Group, Inc.(a)	427	14,925
Ogaki Kyoritsu Bank Ltd. (The)	1,000	17,764
Ohsho Food Service Corp.	372	20,405
Oiles Corp.	1,100	16,238
Okamoto Industries, Inc.	300	11,105
Okamura Corp.	2,800	41,081
Okasan Securities Group, Inc.	4,800	17,509
Oki Electric Industry Co., Ltd.	2,400	21,058
Okinawa Cellular Telephone Co.	800	39,077
Okinawa Electric Power Co., Inc. (The)	2,770	35,775
OKUMA Corp.	400	19,503
Okumura Corp.	1,490	40,063
Okuwa Co., Ltd.	1,700	18,070
Onward Holdings Co., Ltd.	12,500	40,556
Optorun Co., Ltd.	1,100	23,060
Organo Corp.	300	18,472
Orient Corp.	22,900	34,070
Osaka Organic Chemical Industry Ltd.	200	6,838
Osaka Soda Co., Ltd.	800	19,438
OSG Corp.	1,100	19,018
Outsourcing, Inc.	1,800	32,669
Pacific Industrial Co., Ltd.	1,400	14,831
Pack Corp. (The)	500	13,914
PAL GROUP Holdings Co., Ltd.	1,490	24,892
Paramount Bed Holdings Co., Ltd.	900	17,996
Penta-Ocean Construction Co., Ltd.	7,700	52,656
Pilot Corp.	500	19,090
Pressance Corp.(a)	686	11,313
Prima Meat Packers Ltd.	857	21,798
Raito Kogyo Co., Ltd.	1,600	28,393
Raiznext Corp.	2,100	22,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2021

Investments	Shares	Value
Raysum Co., Ltd.	3,000	$20,569
Relia, Inc.	2,100	22,096
Rengo Co., Ltd.	6,450	50,698
Restar Holdings Corp.	1,154	19,258
Ricoh Leasing Co., Ltd.	600	19,978
Riken Keiki Co., Ltd.	500	13,713
Riken Vitamin Co., Ltd.(a)	1,100	18,535
Ryosan Co., Ltd.	900	18,641
S Foods, Inc.	400	11,060
Saibu Gas Holdings Co., Ltd.	700	15,534
Sakata INX Corp.	1,500	15,810
SAMTY Co., Ltd.	1,100	23,158
San ju San Financial Group, Inc.(a)	1,500	19,037
San-Ai Oil Co., Ltd.	1,400	18,646
San-In Godo Bank Ltd. (The)	800	4,044
Sangetsu Corp.	1,700	23,144
Sanki Engineering Co., Ltd.	4,300	57,153
Sankyo Co., Ltd.	1,900	47,408
Sanshin Electronics Co., Ltd.(a)	1,000	15,425
Sanwa Holdings Corp.	5,300	69,162
Sanyo Chemical Industries Ltd.	700	36,764
Sapporo Holdings Ltd.	1,300	30,002
Sato Holdings Corp.	1,000	24,450
Sawai Group Holdings Co., Ltd.	900	41,945
SBS Holdings, Inc.	400	15,147
Seikitokyu Kogyo Co., Ltd.	2,800	21,231
Seiko Holdings Corp.	1,000	20,282
Seiren Co., Ltd.	800	15,079
Senko Group Holdings Co., Ltd.	2,780	25,589
Senshu Ikeda Holdings, Inc.	10,900	16,119
Shibaura Machine Co., Ltd.	1,300	32,123
Shibuya Corp.	400	11,042
Shiga Bank Ltd. (The)	1,000	17,083
Shikoku Chemicals Corp.	512	6,424
Shikoku Electric Power Co., Inc.	4,000	27,820
Shin Nippon Air Technologies Co., Ltd.	900	19,779
Shin-Etsu Polymer Co., Ltd.	2,000	18,857
Shinagawa Refractories Co., Ltd.	900	31,862
Shinko Electric Industries Co., Ltd.	600	20,112
Shinmaywa Industries Ltd.	2,500	20,950
Shinoken Group Co., Ltd.	2,300	23,974
Shoei Co., Ltd.	500	22,586
Showa Sangyo Co., Ltd.	800	20,033
Siix Corp.	1,000	10,791
Sinko Industries Ltd.	1,300	24,887
SKY Perfect JSAT Holdings, Inc.	8,400	32,298
Solasto Corp.	900	12,164
Sparx Group Co., Ltd.(a)	7,200	19,875
SRA Holdings	900	23,739
ST Corp.	1,000	15,944
Star Micronics Co., Ltd.	1,400	19,537
Starts Corp., Inc.	1,000	23,885
Sumitomo Bakelite Co., Ltd.	700	32,561
Sumitomo Densetsu Co., Ltd.	1,000	20,892
Sumitomo Mitsui Construction Co., Ltd.	5,013	22,510
Sumitomo Osaka Cement Co., Ltd.	900	25,207
Sumitomo Riko Co., Ltd.	2,700	18,561
Sumitomo Rubber Industries Ltd.	4,300	54,880
Sumitomo Seika Chemicals Co., Ltd.	525	17,080
Sun Frontier Fudousan Co., Ltd.	2,000	20,076
Systena Corp.	1,100	22,301
T Hasegawa Co., Ltd.	800	19,144
T-Gaia Corp.	1,500	26,713
Tachibana Eletech Co., Ltd.	1,700	23,373
Taihei Dengyo Kaisha Ltd.	800	20,306
Taikisha Ltd.	1,100	33,175
Taiyo Holdings Co., Ltd.	1,200	30,641
Takamatsu Construction Group Co., Ltd.	1,100	19,925
Takara Holdings, Inc.	2,200	31,923
Takara Leben Co., Ltd.	7,600	22,001
Takara Standard Co., Ltd.	1,000	14,618
Takasago Thermal Engineering Co., Ltd.	1,800	34,282
Takashimaya Co., Ltd.(a)	3,300	37,000
Takeuchi Manufacturing Co., Ltd.	753	17,608
Takuma Co., Ltd.	1,100	15,429
Tama Home Co., Ltd.(a)	1,100	26,757
Tamron Co., Ltd.	1,100	26,303
Tanseisha Co., Ltd.(a)	2,300	18,243
Tatsuta Electric Wire and Cable Co., Ltd.	3,800	18,289
TechnoPro Holdings, Inc.	1,519	46,084
TKC Corp.	800	25,203
Tocalo Co., Ltd.	1,300	15,857
Toda Corp.	7,404	52,224
Toho Holdings Co., Ltd.	1,200	19,617
Tokai Carbon Co., Ltd.(a)	3,400	43,911
TOKAI Holdings Corp.	2,600	20,903
Tokai Rika Co., Ltd.	1,800	25,925
Tokai Tokyo Financial Holdings, Inc.	7,318	26,694
Tokuyama Corp.	1,000	19,252
Tokyo Electron Device Ltd.(a)	500	33,072
Tokyo Individualized Educational Institute, Inc.	3,200	19,158
Tokyo Kiraboshi Financial Group, Inc.	1,400	19,323
Tokyo Ohka Kogyo Co., Ltd.	500	30,876
Tokyo Steel Manufacturing Co., Ltd.	3,300	34,131
Tokyotokeiba Co., Ltd.	200	7,887
Tokyu Construction Co., Ltd.	4,700	33,152
Tomoku Co., Ltd.	900	15,649
Tomy Co., Ltd.	1,700	17,385
Toppan Forms Co., Ltd.	2,200	20,250
Tosei Corp.	1,600	17,294
Totetsu Kogyo Co., Ltd.	945	20,912
Towa Pharmaceutical Co., Ltd.	900	25,570
Toyo Ink SC Holdings Co., Ltd.	1,428	26,954
Toyo Seikan Group Holdings Ltd.(a)	2,000	23,643
Toyobo Co., Ltd.	1,400	17,592
TPR Co., Ltd.	1,300	17,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2021

Investments	Shares	Value
Transcosmos, Inc.	500	$16,424
Trusco Nakayama Corp.	500	13,023
TS Tech Co., Ltd.	2,100	27,197
Tsubakimoto Chain Co.	956	29,860
Tsugami Corp.	900	13,745
Tsumura & Co.	1,313	42,129
Tsuzuki Denki Co., Ltd.(a)	900	14,374
Ube Industries Ltd.	2,600	51,219
Ulvac, Inc.	600	34,470
United Super Markets Holdings, Inc.	1,400	13,815
Valor Holdings Co., Ltd.	1,000	21,672
Valqua Ltd.	1,000	19,296
ValueCommerce Co., Ltd.	400	17,119
VT Holdings Co., Ltd.	5,200	25,726
Wacoal Holdings Corp.	934	19,864
Wacom Co., Ltd.	1,600	10,239
Weathernews, Inc.	300	17,719
West Holdings Corp.	520	23,186
World Co., Ltd.*(a)	1,500	20,139
Wowow, Inc.	1,200	26,210
Yahagi Construction Co., Ltd.	3,000	21,618
YAMABIKO Corp.	1,300	14,459
Yamaguchi Financial Group, Inc.	5,300	31,636
Yamazen Corp.	1,000	9,653
Yellow Hat Ltd.	1,100	19,264
Yokogawa Bridge Holdings Corp.	900	19,682
Yokohama Rubber Co., Ltd. (The)	3,600	65,015
Yondoshi Holdings, Inc.(a)	1,000	16,419
Yuasa Trading Co., Ltd.	700	19,010
Zenrin Co., Ltd.	1,900	18,357
ZERIA Pharmaceutical Co., Ltd.(a)	1,300	23,990
Zojirushi Corp.	700	11,268

Total Japan		10,694,894

Malaysia - 0.1%
Frencken Group Ltd.	36,700	62,717

Netherlands - 1.0%
ForFarmers N.V.	10,315	51,703
TKH Group N.V., CVA	4,155	232,875
Van Lanschot Kempen N.V.*	4,604	142,199

Total Netherlands		426,777

Norway - 3.7%
ABG Sundal Collier Holding ASA	36,919	38,910
American Shipping Co. ASA*	8,479	30,791
Atea ASA*	5,669	98,193
Austevoll Seafood ASA	13,274	157,690
Bonheur ASA	1,639	57,079
Borregaard ASA	4,774	116,216
Elkem ASA*(b)	31,846	138,340
Europris ASA(b)	18,819	125,040
Fjordkraft Holding ASA(b)	12,527	69,658
Kid ASA(b)	3,036	39,440
Norway Royal Salmon ASA	1,062	21,801
Selvaag Bolig ASA	8,456	52,794
SpareBank 1 Nord Norge	11,666	127,762
Sparebank 1 Oestlandet	2,762	41,006
SpareBank 1 SMN	15,362	228,426
Sparebanken Vest	5,085	55,340
TGS ASA	19,491	207,207

Total Norway		1,605,693

Portugal - 1.5%
Altri, SGPS, S.A.	32,761	203,321
Corticeira Amorim, SGPS, S.A.	4,470	61,337
REN - Redes Energeticas Nacionais, SGPS, S.A.	44,904	132,706
Sonae, SGPS, S.A.	233,849	246,221

Total Portugal		643,585

Singapore - 2.8%
AEM Holdings Ltd.(a)	19,400	57,731
Best World International Ltd.*†(a)	17,900	9,503
China Aviation Oil Singapore Corp., Ltd.	49,634	34,549
CSE Global Ltd.	115,900	40,978
iFAST Corp., Ltd.	6,500	45,054
Japfa Ltd.	62,300	31,435
Keppel Infrastructure Trust	523,391	210,112
Manulife US Real Estate Investment Trust	205,800	144,060
Oxley Holdings Ltd.	187,152	28,260
Raffles Medical Group Ltd.	101,200	108,833
Sembcorp Industries Ltd.	56,700	76,430
Sheng Siong Group Ltd.	122,400	133,436
Singapore Post Ltd.	106,200	49,674
StarHub Ltd.	134,800	121,137
UMS Holdings Ltd.	79,700	99,801
Wing Tai Holdings Ltd.	24,100	32,131

Total Singapore		1,223,124

Spain - 2.7%
Almirall S.A.(a)	6,883	109,445
Cia de Distribucion Integral Logista Holdings S.A.	12,257	258,678
Cie Automotive S.A.	10,202	257,518
ContourGlobal PLC(b)	24,606	62,639
Ercros S.A.*	6,603	27,052
Faes Farma S.A.	26,658	104,426
Global Dominion Access S.A.(b)	7,448	37,635
Grupo Empresarial San Jose S.A.	3,835	21,756
Miquel y Costas & Miquel S.A.	2,204	43,219
Prosegur Cash S.A.(b)	125,551	101,273
Prosegur Cia de Seguridad S.A.	46,018	137,065

Total Spain		1,160,706

Sweden - 3.2%
AcadeMedia AB(b)	3,806	26,103
Akelius Residential Property AB, Class D	12,681	23,897
Alimak Group AB(b)	1,587	23,872
Arjo AB, Class B	7,156	88,504
Atrium Ljungberg AB, Class B	7,605	159,775
Beijer Alma AB	3,163	72,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2021

Investments	Shares	Value
BioGaia AB, Class B	482	$24,324
Catena AB	1,766	95,683
CTT Systems AB	913	21,916
Dustin Group AB(b)	8,425	90,668
Instalco AB	1,638	75,267
JM AB	2,491	88,466
Kungsleden AB	9,425	124,431
Lagercrantz Group AB, Class B	6,336	75,972
LeoVegas AB(b)	9,668	37,838
Lindab International AB	1,307	33,315
Midsona AB, Class B	3,748	25,748
MIPS AB	480	48,310
Mycronic AB	923	23,042
NCC AB, Class B	2,166	34,216
Platzer Fastigheter Holding AB, Class B	4,573	68,998
Ratos AB, Class B	12,961	76,297
Troax Group AB	1,126	43,310

Total Sweden		1,382,044

Switzerland - 2.3%
Bobst Group S.A., Registered Shares*	969	84,035
Comet Holding AG, Registered Shares	198	68,770
EFG International AG*	13,105	94,967
Huber + Suhner AG, Registered Shares	1,279	99,128
Implenia AG, Registered Shares*	1,514	33,596
Kardex Holding AG, Registered Shares	545	154,529
Kudelski S.A., Bearer Shares(a)	4,419	18,569
Mobilezone Holding AG, Registered Shares	8,457	117,311
Swissquote Group Holding S.A., Registered Shares	580	107,563
Valiant Holding AG, Registered Shares	1,739	165,726
Zehnder Group AG	516	54,872

Total Switzerland		999,066

United Kingdom - 13.3%
AJ Bell PLC	7,337	39,472
Anglo Asian Mining PLC	17,277	30,051
Big Yellow Group PLC	8,061	151,623
Bodycote PLC	9,273	109,716
Brewin Dolphin Holdings PLC	34,502	178,175
CareTech Holdings PLC	7,150	61,797
Chemring Group PLC	11,030	47,443
Chesnara PLC	17,462	66,985
Clarkson PLC	2,052	105,139
Clinigen Group PLC	2,647	22,664
Clipper Logistics PLC	6,502	63,999
Close Brothers Group PLC	9,579	199,808
CLS Holdings PLC	30,285	91,062
CMC Markets PLC(b)	34,556	132,326
Craneware PLC	900	29,367
Cranswick PLC	1,618	77,928
Daily Mail & General Trust PLC, Class A Non-Voting Shares	8,301	119,985
Devro PLC	13,250	38,143
Diversified Energy Co. PLC	117,898	188,536
Drax Group PLC	38,332	249,018
EMIS Group PLC	5,383	101,760
FDM Group Holdings PLC	3,479	59,293
Ferrexpo PLC	122,582	540,808
Gamesys Group PLC	2,875	71,715
Gamma Communications PLC	1,579	38,961
GlobalData PLC*	2,551	50,735
Great Portland Estates PLC	9,516	95,783
Helical PLC	6,444	38,404
Hilton Food Group PLC	4,185	66,021
IG Design Group PLC	3,651	23,876
Impax Asset Management Group PLC	3,945	61,278
IntegraFin Holdings PLC	8,610	60,252
James Fisher & Sons PLC	903	10,459
James Halstead PLC	3,888	27,575
Jupiter Fund Management PLC	58,149	196,013
Learning Technologies Group PLC	9,040	26,231
Liontrust Asset Management PLC	2,722	77,992
Luceco PLC(b)	5,905	25,996
Moneysupermarket.com Group PLC	36,961	106,151
NCC Group PLC	13,498	46,774
Nichols PLC	2,053	36,817
Numis Corp. PLC	6,740	32,625
PayPoint PLC(a)	13,587	130,072
Polar Capital Holdings PLC	10,982	119,941
PZ Cussons PLC	27,751	84,378
QinetiQ Group PLC	8,173	35,727
RWS Holdings PLC	7,381	62,350
Sabre Insurance Group PLC(a)(b)	24,290	71,726
Safestore Holdings PLC	12,022	170,041
Serica Energy PLC	15,676	48,932
Smart Metering Systems PLC	5,529	62,324
Spirent Communications PLC	24,296	91,596
Stock Spirits Group PLC	21,520	108,667
Telecom Plus PLC	9,187	150,629
TORM PLC, Class A*	16,503	126,909
TP ICAP Group PLC	98,522	212,096
Ultra Electronics Holdings PLC	5,097	222,395
Volex PLC	5,808	34,105
Workspace Group PLC	18,639	207,338
XPS Pensions Group PLC	26,960	51,983
YouGov PLC	1,185	20,132

Total United Kingdom		5,810,097

TOTAL COMMON STOCKS (Cost: $35,991,001)		43,010,338

RIGHTS - 0.0%

Australia - 0.0%
Redcape Hotel Group, expiring 10/21/21*	11,621	0
Sub Sandfire Resources Ltd., expiring 10/13/21*	13,916	804

TOTAL RIGHTS (Cost: $0)		804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2021

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%

United States - 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $1,120,480)	1,120,480	$1,120,480

TOTAL INVESTMENTS IN SECURITIES - 101.5% (Cost: $37,111,481)		44,131,622
Other Assets less Liabilities - (1.5)%		(652,112)

NET ASSETS - 100.0%		$43,479,510

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $9,503, which represents 0.02% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2021. At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,676,877 and the total market value of the collateral held by the Fund was $2,827,308. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,706,828.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America N.A.	10/4/2021	50,000	GBP	67,409	USD	$9		$—
Bank of America N.A.	10/5/2021	235,266	CHF	252,213	USD	—		(6)
Bank of America N.A.	10/5/2021	1,012,921	DKK	157,879	USD	—		(5)
Bank of America N.A.	10/5/2021	1,464,335	EUR	1,697,148	USD	—		(27)
Bank of America N.A.	10/5/2021	592,439	GBP	798,833	USD	—		(17)
Bank of America N.A.	10/5/2021	817,714	ILS	253,463	USD	3		—
Bank of America N.A.	10/5/2021	246,213,988	JPY	2,206,701	USD	25		—
Bank of America N.A.	10/5/2021	3,020,960	NOK	346,078	USD	—		(7)
Bank of America N.A.	10/5/2021	2,794,656	SEK	319,451	USD	—		(7)
Bank of America N.A.	10/5/2021	247,180	SGD	182,078	USD	—		(7)
Bank of America N.A.	10/5/2021	1,020,291	USD	933,886	CHF	19,157		—
Bank of America N.A.	10/5/2021	638,675	USD	4,021,484	DKK	11,885		—
Bank of America N.A.	10/5/2021	6,865,560	USD	5,812,400	EUR	129,160		—
Bank of America N.A.	10/5/2021	3,231,558	USD	2,347,859	GBP	65,819		—
Bank of America N.A.	10/5/2021	1,025,345	USD	3,284,486	ILS	7,258		—
Bank of America N.A.	10/5/2021	8,926,882	USD	980,449,269	JPY	139,472		—
Bank of America N.A.	10/5/2021	1,400,007	USD	12,187,453	NOK	3,854		—
Bank of America N.A.	10/5/2021	1,292,290	USD	11,161,223	SEK	16,501		—
Bank of America N.A.	10/5/2021	736,568	USD	990,809	SGD	6,745		—
Bank of America N.A.	10/6/2021	1,702,954	AUD	1,230,163	USD	—		(29)
Bank of America N.A.	10/6/2021	4,976,441	USD	6,807,717	AUD	58,866		—
Bank of America N.A.	11/3/2021	1,185,609	USD	1,641,118	AUD	0	^	—
Bank of America N.A.	11/3/2021	244,580	USD	227,989	CHF	2		—
Bank of America N.A.	11/3/2021	154,372	USD	990,016	DKK	—		(11)
Bank of America N.A.	11/3/2021	1,641,314	USD	1,415,398	EUR	12		—
Bank of America N.A.	11/3/2021	1,210,908	USD	898,020	GBP	13		—
Bank of America N.A.	11/3/2021	256,681	USD	827,970	ILS	—		(10)
Bank of America N.A.	11/3/2021	202,765	USD	1,770,394	NOK	—		(2)
Bank of America N.A.	11/3/2021	280,922	USD	2,457,146	SEK	—		(0)^
Bank of America N.A.	11/3/2021	180,288	USD	244,777	SGD	—		(3)
Bank of America N.A.	11/4/2021	2,268,516	USD	253,061,580	JPY	—		(47)
Bank of Montreal	10/4/2021	5,000	CHF	5,362	USD	—		(2)
Bank of Montreal	10/4/2021	200,000	SEK	22,852	USD	8		—
Bank of Montreal	10/5/2021	400,000	HKD	51,380	USD	3		—
Barclays Bank PLC	10/5/2021	10,576	CHF	11,438	USD	—		(100)
Barclays Bank PLC	10/5/2021	45,447	DKK	7,160	USD	—		(77)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2021

Barclays Bank PLC	10/5/2021	65,699	EUR	76,969	USD	—		(826)
Barclays Bank PLC	10/5/2021	26,490	GBP	36,228	USD	—		(510)
Barclays Bank PLC	10/5/2021	36,759	ILS	11,495	USD	—		(101)
Barclays Bank PLC	10/5/2021	11,078,234	JPY	100,078	USD	—		(788)
Barclays Bank PLC	10/5/2021	135,020	NOK	15,695	USD	—		(228)
Barclays Bank PLC	10/5/2021	125,467	SEK	14,488	USD	—		(146)
Barclays Bank PLC	10/5/2021	11,181	SGD	8,258	USD	—		(22)
Barclays Bank PLC	10/6/2021	76,984	AUD	55,790	USD	—		(181)
Citibank N.A.	10/4/2021	15,000	SGD	11,046	USD	3		—
Citibank N.A.	10/5/2021	235,268	CHF	252,214	USD	—		(4)
Citibank N.A.	10/5/2021	1,012,913	DKK	157,878	USD	—		(5)
Citibank N.A.	10/5/2021	1,464,340	EUR	1,697,147	USD	—		(20)
Citibank N.A.	10/5/2021	592,456	GBP	798,831	USD	9		—
Citibank N.A.	10/5/2021	817,701	ILS	253,461	USD	1		—
Citibank N.A.	10/5/2021	246,212,884	JPY	2,206,701	USD	16		—
Citibank N.A.	10/5/2021	3,020,985	NOK	346,078	USD	—		(4)
Citibank N.A.	10/5/2021	2,794,665	SEK	319,449	USD	—		(4)
Citibank N.A.	10/5/2021	247,184	SGD	182,076	USD	—		(2)
Citibank N.A.	10/6/2021	1,702,960	AUD	1,230,162	USD	—		(24)
Citibank N.A.	11/3/2021	1,185,609	USD	1,641,124	AUD	—		(5)
Citibank N.A.	11/3/2021	244,580	USD	227,990	CHF	1		—
Citibank N.A.	11/3/2021	154,373	USD	989,956	DKK	—		(1)
Citibank N.A.	11/3/2021	1,641,313	USD	1,415,406	EUR	2		—
Citibank N.A.	11/3/2021	1,210,909	USD	898,033	GBP	—		(3)
Citibank N.A.	11/3/2021	256,681	USD	827,971	ILS	—		(10)
Citibank N.A.	11/3/2021	202,766	USD	1,770,383	NOK	0	^	—
Citibank N.A.	11/3/2021	280,923	USD	2,457,167	SEK	—		(2)
Citibank N.A.	11/3/2021	180,288	USD	244,771	SGD	2		—
Citibank N.A.	11/4/2021	2,268,517	USD	253,061,238	JPY	—		(43)
Goldman Sachs	10/5/2021	235,268	CHF	252,213	USD	—		(3)
Goldman Sachs	10/5/2021	1,012,938	DKK	157,879	USD	—		(2)
Goldman Sachs	10/5/2021	1,464,345	EUR	1,697,148	USD	—		(15)
Goldman Sachs	10/5/2021	592,447	GBP	798,833	USD	—		(7)
Goldman Sachs	10/5/2021	817,714	ILS	253,463	USD	3		—
Goldman Sachs	10/5/2021	246,213,546	JPY	2,206,701	USD	22		—
Goldman Sachs	10/5/2021	3,020,982	NOK	346,078	USD	—		(5)
Goldman Sachs	10/5/2021	2,794,681	SEK	319,451	USD	—		(4)
Goldman Sachs	10/5/2021	247,187	SGD	182,078	USD	—		(2)
Goldman Sachs	10/6/2021	1,702,973	AUD	1,230,163	USD	—		(15)
Goldman Sachs	11/3/2021	1,185,609	USD	1,641,102	AUD	12		—
Goldman Sachs	11/3/2021	244,580	USD	227,990	CHF	1		—
Goldman Sachs	11/3/2021	154,372	USD	990,055	DKK	—		(17)
Goldman Sachs	11/3/2021	1,641,314	USD	1,415,371	EUR	43		—
Goldman Sachs	11/3/2021	1,210,908	USD	898,017	GBP	17		—
Goldman Sachs	11/3/2021	256,681	USD	827,958	ILS	—		(6)
Goldman Sachs	11/3/2021	202,765	USD	1,770,395	NOK	—		(2)
Goldman Sachs	11/3/2021	280,922	USD	2,457,158	SEK	—		(1)
Goldman Sachs	11/3/2021	180,288	USD	244,776	SGD	—		(2)
Goldman Sachs	11/4/2021	2,268,516	USD	253,060,672	JPY	—		(39)
HSBC Holdings PLC	10/4/2021	10,500,000	JPY	94,280	USD	—		(172)
HSBC Holdings PLC	10/4/2021	50,000	NOK	5,724	USD	4		—
JP Morgan Chase Bank N.A.	10/5/2021	235,270	CHF	252,213	USD	—		(1)
JP Morgan Chase Bank N.A.	10/5/2021	1,012,939	DKK	157,879	USD	—		(2)
JP Morgan Chase Bank N.A.	10/5/2021	1,464,344	EUR	1,697,148	USD	—		(17)
JP Morgan Chase Bank N.A.	10/5/2021	592,447	GBP	798,833	USD	—		(6)
JP Morgan Chase Bank N.A.	10/5/2021	817,710	ILS	253,463	USD	1		—
JP Morgan Chase Bank N.A.	10/5/2021	246,213,326	JPY	2,206,701	USD	20		—
JP Morgan Chase Bank N.A.	10/5/2021	3,021,000	NOK	346,078	USD	—		(2)
JP Morgan Chase Bank N.A.	10/5/2021	2,794,698	SEK	319,451	USD	—		(2)
JP Morgan Chase Bank N.A.	10/5/2021	247,187	SGD	182,078	USD	—		(2)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2021

JP Morgan Chase Bank N.A.	10/6/2021	1,702,985	AUD	1,230,163	USD	—	(7)
JP Morgan Chase Bank N.A.	11/3/2021	1,185,609	USD	1,641,131	AUD	—	(10)
JP Morgan Chase Bank N.A.	11/3/2021	244,580	USD	227,993	CHF	—	(2)
JP Morgan Chase Bank N.A.	11/3/2021	154,372	USD	989,979	DKK	—	(6)
JP Morgan Chase Bank N.A.	11/3/2021	1,641,314	USD	1,415,411	EUR	—	(4)
JP Morgan Chase Bank N.A.	11/3/2021	1,210,908	USD	898,019	GBP	15	—
JP Morgan Chase Bank N.A.	11/3/2021	256,681	USD	827,954	ILS	—	(5)
JP Morgan Chase Bank N.A.	11/3/2021	202,765	USD	1,770,426	NOK	—	(6)
JP Morgan Chase Bank N.A.	11/3/2021	280,922	USD	2,457,179	SEK	—	(4)
JP Morgan Chase Bank N.A.	11/3/2021	180,288	USD	244,771	SGD	2	—
JP Morgan Chase Bank N.A.	11/4/2021	2,268,516	USD	253,061,580	JPY	—	(47)
UBS AG	10/4/2021	40,000	EUR	46,346	USD	12	—

						$458,978	$(3,701)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Japan	$10,548,104	$146,790	$—		$10,694,894
Singapore	1,213,621	—	9,503	*	1,223,124
Other	31,092,320	—	—		31,092,320
Rights	—	804	—		804
Investment of Cash Collateral for Securities Loaned	—	1,120,480	—		1,120,480

Total Investments in Securities	$42,854,045	$1,268,074	$9,503		$44,131,622

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$458,978	$—		$458,978
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3,701)	$—		$(3,701)

Total - Net	$42,854,045	$1,723,351	$9,503		$44,586,899

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2021

Investments	Shares	Value
COMMON STOCKS - 100.2%

Brazil - 5.6%
Alpargatas S.A., Preference Shares*	5,600	$54,264
Ambev S.A.	46,400	130,287
B3 S.A. - Brasil Bolsa Balcao	58,400	136,544
Banco Bradesco S.A., Preference Shares	45,420	173,631
Banco Santander Brasil S.A.	13,200	85,684
Braskem S.A., Class A, Preference Shares*	4,100	44,650
CCR S.A.	40,300	86,533
Cia Siderurgica Nacional S.A.	4,809	25,356
Energisa S.A.	5,900	47,545
Equatorial Energia S.A.	10,025	46,640
Gerdau S.A., Preference Shares	9,600	47,745
Itau Unibanco Holding S.A., Preference Shares	37,212	197,571
Itausa S.A., Preference Shares	44,685	91,356
Klabin S.A.*	17,900	79,532
Lojas Renner S.A.	18,117	114,443
Suzano S.A.*	8,998	90,031
Telefonica Brasil S.A.	14,661	115,348
TOTVS S.A.	12,600	83,477
WEG S.A.	18,900	137,460

Total Brazil		1,788,097

Chile - 0.5%
Banco Santander Chile	2,317,299	115,922
Cia Cervecerias Unidas S.A.	6,736	59,879

Total Chile		175,801

China - 29.2%
3SBio, Inc.*(a)	120,900	118,809
51job, Inc., ADR*	1,007	70,017
Agile Group Holdings Ltd.(b)	126,000	117,832
ANTA Sports Products Ltd.	11,000	207,434
Baidu, Inc., ADR*	1,768	271,830
Beijing Sinnet Technology Co., Ltd., Class A	16,400	32,662
By-health Co., Ltd., Class A	6,000	26,220
BYD Co., Ltd., Class H	7,500	234,115
China Aoyuan Group Ltd.(b)	219,000	115,624
China Conch Venture Holdings Ltd.	40,000	185,236
China East Education Holdings Ltd.*(a)(b)	92,500	95,415
China Feihe Ltd.(a)	84,000	141,787
China Hongqiao Group Ltd.	56,000	72,080
China Lesso Group Holdings Ltd.	72,000	115,427
China Medical System Holdings Ltd.	60,000	109,446
China Meidong Auto Holdings Ltd.	28,000	140,636
China Minsheng Banking Corp., Ltd., Class H(b)	163,800	65,860
China Yuhua Education Corp., Ltd.(a)	218,000	105,854
Chongqing Zhifei Biological Products Co., Ltd., Class A	3,000	73,810
CSPC Pharmaceutical Group Ltd.	124,160	148,967
Daan Gene Co., Ltd., Class A	12,300	35,346
Dali Foods Group Co., Ltd.(a)	246,700	148,946
Daqo New Energy Corp., ADR*	734	41,838
Ecovacs Robotics Co., Ltd., Class A	3,700	86,973
ENN Energy Holdings Ltd.	10,500	173,187
Flat Glass Group Co., Ltd., Class H	23,000	108,579
Great Wall Motor Co., Ltd., Class H	66,000	243,325
Haitian International Holdings Ltd.	31,000	95,772
Hengan International Group Co., Ltd.	23,600	126,418
Hualan Biological Engineering, Inc., Class A	13,300	57,422
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	11,800	59,181
Jiangsu Zhongtian Technology Co., Ltd., Class A	46,700	65,763
Jointown Pharmaceutical Group Co., Ltd., Class A	27,300	65,397
Joyoung Co., Ltd., Class A*	16,300	54,786
Kaisa Group Holdings Ltd.*(b)	385,000	104,847
Kingboard Holdings Ltd.	11,000	49,810
Kingsoft Corp., Ltd.	14,000	55,841
Lee & Man Paper Manufacturing Ltd.	121,000	89,064
Li Ning Co., Ltd.	23,000	266,351
Longfor Group Holdings Ltd.(a)	35,000	161,407
Nine Dragons Paper Holdings Ltd.	70,000	86,234
Ping An Insurance Group Co. of China Ltd., Class H	46,500	318,078
Powerlong Real Estate Holdings Ltd.	83,000	62,373
Sailun Group Co., Ltd., Class A	53,300	94,522
Shandong Weigao Group Medical Polymer Co., Ltd., Class H(b)	80,000	143,051
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	22,000	113,184
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	43,200	68,255
Skshu Paint Co., Ltd., Class A	4,100	63,446
Sunny Optical Technology Group Co., Ltd.	6,300	165,742
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	48,000	46,870
TCL Technology Group Corp., Class A	60,600	58,704
Tencent Holdings Ltd.	27,100	1,606,230
Tingyi Cayman Islands Holding Corp.	80,000	148,806
Tongcheng-Elong Holdings Ltd.*	62,800	151,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2021

Investments	Shares	Value
Topsports International Holdings Ltd.(a)	81,000	$92,605
Uni-President China Holdings Ltd.	120,000	114,225
Vipshop Holdings Ltd., ADR*	10,168	113,271
Want Want China Holdings Ltd.	193,600	146,481
Wharf Holdings Ltd. (The)	46,000	152,749
WUS Printed Circuit Kunshan Co., Ltd., Class A	24,700	42,847
Xinyi Solar Holdings Ltd.	73,952	151,616
Yadea Group Holdings Ltd.(a)	78,000	127,451
Yum China Holdings, Inc.	3,327	193,332
Zhefu Holding Group Co., Ltd., Class A*	145,910	170,698
Zhejiang Semir Garment Co., Ltd., Class A	13,200	15,606
Zhejiang Supor Co., Ltd., Class A	9,000	65,054
Zhejiang Weixing New Building Materials Co., Ltd., Class A	12,300	32,148
Zhenro Properties Group Ltd.(b)	208,000	113,557
Zhongsheng Group Holdings Ltd.	13,000	104,706
Zhuzhou Kibing Group Co., Ltd., Class A	36,400	97,616

Total China		9,400,595

Hong Kong - 0.6%
Kingboard Laminates Holdings Ltd.	38,000	62,872
Vinda International Holdings Ltd.(b)	46,000	135,909

Total Hong Kong		198,781

Hungary - 0.1%
Richter Gedeon Nyrt	1,513	41,419

India - 15.2%
ACC Ltd.	2,704	82,128
Adani Green Energy Ltd.*	2,140	33,057
Ambuja Cements Ltd.	25,503	137,500
Asian Paints Ltd.	4,258	186,127
Axis Bank Ltd.*	13,658	141,047
Bajaj Auto Ltd.	1,951	100,738
Bajaj Finserv Ltd.	356	85,306
Balkrishna Industries Ltd.	1,100	37,547
Bandhan Bank Ltd.(a)	9,044	34,481
Berger Paints India Ltd.	1,985	21,634
Bharti Airtel Ltd.	19,558	181,358
Cholamandalam Investment and Finance Co., Ltd.	3,649	27,738
Cipla Ltd.	6,064	80,351
Colgate-Palmolive India Ltd.	4,602	103,507
Divi’s Laboratories Ltd.	1,523	98,460
Dr. Reddy’s Laboratories Ltd.	1,559	102,509
Godrej Consumer Products Ltd.*	8,886	123,292
Grasim Industries Ltd.	794	17,858
Havells India Ltd.	959	17,740
HCL Technologies Ltd.	11,074	190,896
HDFC Asset Management Co., Ltd.(a)	571	22,375
HDFC Life Insurance Co., Ltd.(a)	2,323	22,608
Hero MotoCorp., Ltd.	2,290	87,386
Housing Development Finance Corp., Ltd.	4,967	184,307
ICICI Bank Ltd.	11,866	112,038
ICICI Lombard General Insurance Co., Ltd.(a)	1,114	23,855
Indus Towers Ltd.	17,011	70,746
Info Edge India Ltd.	1,377	119,309
Infosys Ltd.	17,896	403,885
Ipca Laboratories Ltd.	687	22,318
JSW Steel Ltd.	2,307	20,771
Jubilant Foodworks Ltd.	2,470	134,465
Kotak Mahindra Bank Ltd.	1,123	30,342
Lupin Ltd.	3,508	44,973
Marico Ltd.	17,640	130,112
Maruti Suzuki India Ltd.	1,110	109,733
Motherson Sumi Systems Ltd.	11,289	34,364
MRF Ltd.	55	58,815
Muthoot Finance Ltd.	1,906	37,241
Nestle India Ltd.	484	126,795
Page Industries Ltd.	108	46,130
PI Industries Ltd.	900	38,537
Pidilite Industries Ltd.	3,089	99,126
Piramal Enterprises Ltd.	3,761	131,525
Shriram Transport Finance Co., Ltd.	3,721	65,111
Siemens Ltd.	2,314	66,383
Tech Mahindra Ltd.	9,487	176,454
Titan Co., Ltd.	4,327	126,022
Torrent Pharmaceuticals Ltd.	2,382	99,015
UltraTech Cement Ltd.	1,523	151,753
UPL Ltd.	14,130	134,718
Wipro Ltd.	19,147	163,566

Total India		4,898,052

Indonesia - 1.5%
Bank Central Asia Tbk PT	79,600	194,655
Indocement Tunggal Prakarsa Tbk PT	55,300	40,570
Kalbe Farma Tbk PT	832,000	83,127
Sarana Menara Nusantara Tbk PT	1,049,600	97,168
Unilever Indonesia Tbk PT	241,600	66,677

Total Indonesia		482,197

Malaysia - 1.5%
Hartalega Holdings Bhd	39,900	58,613
Hong Leong Bank Bhd	15,200	68,621
Hong Leong Financial Group Bhd	18,000	78,681
Nestle Malaysia Bhd	4,000	127,171
Supermax Corp. Bhd	85,900	49,039
Westports Holdings Bhd	96,400	103,619

Total Malaysia		485,744

Mexico - 3.2%
America Movil S.A.B. de C.V., Series L	239,608	212,964
Arca Continental S.A.B. de C.V.	20,443	125,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2021

Investments	Shares	Value
Cemex S.A.B. de C.V., Series CPO*	230,172	$166,822
Coca-Cola Femsa S.A.B. de C.V.	16,800	95,119
Grupo Bimbo S.A.B. de C.V., Series A	46,573	131,573
Grupo Financiero Banorte S.A.B. de C.V., Class O	26,266	169,490
Industrias Penoles S.A.B. de C.V.*	4,674	55,352
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	51,900	85,866

Total Mexico		1,042,444

Philippines - 0.7%
Globe Telecom, Inc.	2,235	130,744
PLDT, Inc.	2,710	89,253

Total Philippines		219,997

Poland - 0.6%
CD Projekt S.A.	744	35,933
Cyfrowy Polsat S.A.	5,627	50,415
Orange Polska S.A.*	52,751	106,664

Total Poland		193,012

Russia - 1.5%
Mobile TeleSystems PJSC, ADR	9,441	91,011
Novolipetsk Steel PJSC, GDR	2,845	84,610
PhosAgro PJSC, GDR(c)	3,749	83,528
TCS Group Holding PLC, GDR(c)	1,520	139,536
X5 Retail Group N.V., GDR(c)	2,168	70,395

Total Russia		469,080

South Africa - 4.6%
Anglo American Platinum Ltd.	1,049	90,949
AngloGold Ashanti Ltd.	5,239	82,779
Aspen Pharmacare Holdings Ltd.	9,421	169,653
Bidvest Group Ltd. (The)	5,741	74,791
Clicks Group Ltd.	4,255	78,539
FirstRand Ltd.	40,412	173,279
Gold Fields Ltd.	12,970	106,277
Impala Platinum Holdings Ltd.	8,098	92,402
Kumba Iron Ore Ltd.	2,365	77,961
Mr. Price Group Ltd.	5,407	72,316
Sanlam Ltd.	25,452	108,135
Tiger Brands Ltd.	7,430	92,484
Vodacom Group Ltd.	11,751	112,503
Woolworths Holdings Ltd.	39,844	156,410

Total South Africa		1,488,478

South Korea - 15.4%
Cheil Worldwide, Inc.	3,218	61,968
CJ CheilJedang Corp.	266	91,999
CJ ENM Co., Ltd.	266	34,014
Coway Co., Ltd.	1,764	110,548
DB Insurance Co., Ltd.	2,323	124,783
Douzone Bizon Co., Ltd.	798	64,770
Fila Holdings Corp.	963	34,689
GS Engineering & Construction Corp.	3,041	109,800
Hana Financial Group, Inc.	3,872	151,741
Hankook Tire & Technology Co., Ltd.	2,557	93,404
Hanon Systems	4,648	61,437
Hyundai Engineering & Construction Co., Ltd.	1,910	82,917
Hyundai Glovis Co., Ltd.	458	64,406
Hyundai Steel Co.	1,836	73,424
KB Financial Group, Inc.	3,539	165,293
Korea Investment Holdings Co., Ltd.	382	27,843
LG Chem Ltd.	298	195,311
LG Display Co., Ltd.*	3,586	57,394
LG Electronics, Inc.	1,591	171,328
LG Household & Health Care Ltd.	114	128,731
LG Innotek Co., Ltd.	365	64,276
LG Uplus Corp.	6,714	85,059
Lotte Chemical Corp.	277	56,500
Meritz Securities Co., Ltd.	21,241	88,803
Mirae Asset Securities Co., Ltd.	8,234	60,225
NH Investment & Securities Co., Ltd.	3,640	39,659
Pearl Abyss Corp.*	625	42,441
Samsung Electro-Mechanics Co., Ltd.	488	73,159
Samsung Electronics Co., Ltd.	21,592	1,351,324
Samsung Engineering Co., Ltd.*	4,418	95,338
Samsung Fire & Marine Insurance Co., Ltd.	471	93,484
Samsung Life Insurance Co., Ltd.	1,311	81,273
Samsung SDI Co., Ltd.	323	195,873
Samsung SDS Co., Ltd.	280	37,956
Samsung Securities Co., Ltd.	2,241	90,662
Shinhan Financial Group Co., Ltd.	4,507	153,786
Shinsegae, Inc.	151	33,605
SK Hynix, Inc.	2,633	229,053
SK Telecom Co., Ltd.	595	162,821

Total South Korea		4,941,097

Taiwan - 18.1%
Accton Technology Corp.	4,000	37,760
Acer, Inc.	67,000	59,520
Advantech Co., Ltd.	4,499	58,941
ASE Technology Holding Co., Ltd.	12,000	46,948
Asia Cement Corp.	17,000	27,824
ASMedia Technology, Inc.	1,000	59,941
Asustek Computer, Inc.	4,000	46,733
AU Optronics Corp.	58,000	36,744
Catcher Technology Co., Ltd.	1,000	6,012
Cathay Financial Holding Co., Ltd.	78,714	163,584
Chailease Holding Co., Ltd.	15,960	140,922
Cheng Shin Rubber Industry Co., Ltd.	27,000	34,404
China Development Financial Holding Corp.	231,000	117,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2021

Investments	Shares	Value
China Life Insurance Co., Ltd.	51,580	$53,690
Compal Electronics, Inc.	51,000	43,201
CTBC Financial Holding Co., Ltd.	137,720	113,199
Delta Electronics, Inc.	12,000	108,541
E.Sun Financial Holding Co., Ltd.	30,772	29,048
Eclat Textile Co., Ltd.	1,000	21,787
Evergreen Marine Corp. Taiwan Ltd.	56,000	253,262
Far Eastern New Century Corp.	43,000	46,071
Far EasTone Telecommunications Co., Ltd.	23,000	50,771
Feng TAY Enterprise Co., Ltd.	8,200	63,280
Fubon Financial Holding Co., Ltd.	74,800	205,924
Giant Manufacturing Co., Ltd.	2,000	22,864
Globalwafers Co., Ltd.	2,000	57,070
Hon Hai Precision Industry Co., Ltd.	50,880	191,755
Hotai Motor Co., Ltd.	1,000	20,997
Innolux Corp.	83,000	50,645
Inventec Corp.	36,000	33,337
Largan Precision Co., Ltd.	1,000	78,606
Lite-On Technology Corp.	19,014	42,654
MediaTek, Inc.	7,000	227,383
Micro-Star International Co., Ltd.	9,000	41,833
Nan Ya Printed Circuit Board Corp.	2,000	31,227
Nanya Technology Corp.	1,000	2,365
Nien Made Enterprise Co., Ltd.	4,000	56,855
Novatek Microelectronics Corp.	2,000	29,432
Pegatron Corp.	20,000	48,097
Phison Electronics Corp.	3,000	40,595
Powertech Technology, Inc.	8,000	30,007
Quanta Computer, Inc.	22,000	61,198
Realtek Semiconductor Corp.	4,000	71,140
Ruentex Development Co., Ltd.	44,100	90,858
Shanghai Commercial & Savings Bank Ltd. (The)	12,000	19,124
Shin Kong Financial Holding Co., Ltd.	123,297	41,201
SinoPac Financial Holdings Co., Ltd.	120,000	59,870
Synnex Technology International Corp.	22,150	41,501
Taishin Financial Holding Co., Ltd.	45,998	29,883
Taiwan Mobile Co., Ltd.	18,000	63,897
Taiwan Semiconductor Manufacturing Co., Ltd.	93,000	1,936,074
Unimicron Technology Corp.	7,000	33,165
United Microelectronics Corp.	60,000	137,829
Vanguard International Semiconductor Corp.	10,000	54,378
Wan Hai Lines Ltd.	4,600	33,600
Win Semiconductors Corp.	3,000	33,381
Winbond Electronics Corp.	22,000	20,926
Wistron Corp.	41,843	41,302
Wiwynn Corp.	1,000	31,227
WPG Holdings Ltd.	13,000	22,631
Yageo Corp.	1,000	15,883
Yuanta Financial Holding Co., Ltd.	150,120	133,090
Zhen Ding Technology Holding Ltd.	7,000	24,849

Total Taiwan		5,828,573

Thailand - 1.6%
Advanced Info Service PCL, NVDR	11,400	66,038
Bangkok Bank PCL	28,600	98,897
Bangkok Bank PCL, NVDR	12,400	42,695
Delta Electronics Thailand PCL, NVDR	3,000	41,673
Home Product Center PCL, NVDR	159,300	64,031
Intouch Holdings PCL, NVDR	26,400	62,811
Srisawad Corp. PCL, NVDR	29,200	54,370
True Corp. PCL, NVDR	632,600	71,047

Total Thailand		501,562

Turkey - 0.3%
Turkcell Iletisim Hizmetleri AS	46,643	80,484

TOTAL COMMON STOCKS (Cost: $24,986,998)		32,235,413

RIGHTS - 0.0%

India - 0.0%
Bharti Airtel Ltd., expiring 10/21/21*	1,396	2,883

South Korea - 0.0%
Hyundai Engineering & Construction Co., Ltd., expiring 10/22/21*	22	1,491

TOTAL RIGHTS (Cost: $0)		4,374

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $473,736)	473,736	473,736

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $25,460,734)		32,713,523
Other Assets less Liabilities - (1.7)%		(554,410)

NET ASSETS - 100.0%		$32,159,113

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2021

(b)

Security, or portion thereof, was on loan at September 30, 2021. At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $688,979 and the total market value of the collateral held by the Fund was $739,978. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $266,242.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Barclays Bank PLC	10/4/2021	6,847	USD	103,000	ZAR	$0	^	$—
Canadian Imperial Bank of Commerce	10/4/2021	4,239	USD	33,000	HKD	—		(0	)^

						$0	^	$(0	)^

^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$32,235,413	$—		$—	$32,235,413
Rights	—	4,374		—	4,374
Investment of Cash Collateral for Securities Loaned	—	473,736		—	473,736

Total Investments in Securities	$32,235,413	$478,110		$—	$32,713,523

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$0	^	$—	$0	^
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(0	)^	$—	$(0	)^

Total - Net	$32,235,413	$478,110		$—	$32,713,523

^	Amount represents less than $1.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International ESG Fund (RESD)

September 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 6.3%
Aristocrat Leisure Ltd.	233	$7,902
Aurizon Holdings Ltd.	5,993	16,407
Australia & New Zealand Banking Group Ltd.	2,571	52,279
BlueScope Steel Ltd.	845	12,513
Brambles Ltd.	4,449	34,612
Cochlear Ltd.	47	7,483
Commonwealth Bank of Australia	686	51,699
Computershare Ltd.	1,301	17,123
CSL Ltd.	328	69,516
Domino’s Pizza Enterprises Ltd.	68	7,882
Fortescue Metals Group Ltd.	1,536	16,599
Macquarie Group Ltd.	290	38,126
Medibank Pvt Ltd.	4,309	11,174
National Australia Bank Ltd.	2,965	59,605
Newcrest Mining Ltd.	1,246	20,377
Sonic Healthcare Ltd.	709	20,824
Suncorp Group Ltd.	848	7,694
Tabcorp Holdings Ltd.	4,138	14,676
Telstra Corp., Ltd.	2,796	7,937
Transurban Group	1,000	10,228

Total Australia		484,656

Belgium - 1.1%
KBC Group N.V.	435	39,343
Proximus SADP	1,581	31,406
UCB S.A.	89	9,985
Umicore S.A.	123	7,304

Total Belgium		88,038

China - 0.1%
Chow Tai Fook Jewellery Group Ltd.	4,800	9,187

Denmark - 3.2%
AP Moller - Maersk A/S, Class B	4	10,839
Carlsberg A/S, Class B	159	26,008
Chr Hansen Holding A/S	89	7,274
Demant A/S*	138	6,960
DSV A/S	150	36,015
Novo Nordisk A/S, Class B	1,259	121,934
Novozymes A/S, Class B	497	34,083

Total Denmark		243,113

Finland - 0.9%
Kone Oyj, Class B	485	34,164
Nordea Bank Abp(a)	1,567	20,258
Orion Oyj, Class B	297	11,789

Total Finland		66,211

France - 9.0%
Amundi S.A.(b)	85	7,181
Arkema S.A.	145	19,241
Atos SE	149	7,969
AXA S.A.	1,878	52,421
BioMerieux	60	6,854
BNP Paribas S.A.	632	40,607
Bureau Veritas S.A.	239	7,398
Capgemini SE	225	46,977
Cie de Saint-Gobain	590	39,823
Cie Generale des Etablissements Michelin SCA	224	34,476
Danone S.A.	686	46,947
Eurazeo SE	78	7,345
Gecina S.A.	79	10,671
Hermes International	16	22,187
Ipsen S.A.	258	24,686
L’Oreal S.A.	193	79,819
La Francaise des Jeux SAEM(b)	162	8,353
Legrand S.A.	414	44,507
Orange S.A.	2,411	26,132
Sanofi	693	66,726
Sartorius Stedim Biotech	15	8,409
SEB S.A.	173	24,441
Suez S.A.	1,255	28,632
Teleperformance	77	30,350

Total France		692,152

Germany - 9.2%
Allianz SE, Registered Shares	340	76,775
Bayerische Motoren Werke AG	379	36,352
Beiersdorf AG	284	30,762
Brenntag SE	356	33,246
Carl Zeiss Meditec AG, Bearer Shares	46	8,853
Covestro AG(b)	398	27,371
Daimler AG, Registered Shares	645	57,350
Deutsche Post AG, Registered Shares	1,140	71,979
Deutsche Wohnen SE, Bearer Shares	127	7,789
Fresenius Medical Care AG & Co. KGaA	101	7,124
GEA Group AG	418	19,179
Hannover Rueck SE	50	8,770
HeidelbergCement AG	286	21,472
Henkel AG & Co. KGaA, Preference Shares	339	31,502
LEG Immobilien SE	51	7,223
Merck KGaA	223	48,497
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	83	22,788
SAP SE	766	103,761
Sartorius AG, Preference Shares	38	24,213
Siemens Healthineers AG(b)	153	9,962
Telefonica Deutschland Holding AG	3,271	9,318
Volkswagen AG, Preference Shares	167	37,478

Total Germany		701,764

Hong Kong - 2.4%
Bank of East Asia Ltd. (The)	6,000	9,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

September 30, 2021

Investments	Shares	Value
CK Asset Holdings Ltd.	1,500	$8,690
Hang Seng Bank Ltd.	1,500	25,743
Hong Kong Exchanges & Clearing Ltd.	1,400	86,288
Hongkong Land Holdings Ltd.	2,000	9,600
MTR Corp., Ltd.	4,500	24,279
Swire Properties Ltd.	3,000	7,522
Techtronic Industries Co., Ltd.	500	9,962
Xinyi Glass Holdings Ltd.	2,000	5,986

Total Hong Kong		187,751

Ireland - 0.7%
CRH PLC	961	45,174
Kingspan Group PLC	71	7,076

Total Ireland		52,250

Israel - 0.1%
Check Point Software Technologies Ltd.*	77	8,704

Italy - 2.2%
Assicurazioni Generali SpA	2,181	46,484
DiaSorin SpA	34	7,146
Ferrari N.V.	36	7,550
FinecoBank Banca Fineco SpA*	435	7,900
Intesa Sanpaolo SpA	15,749	44,782
Poste Italiane SpA(b)	588	8,130
Recordati Industria Chimica e Farmaceutica SpA	151	8,799
Snam SpA	4,928	27,391
Telecom Italia SpA	18,147	7,138

Total Italy		165,320

Japan - 27.6%
Advantest Corp.	200	17,979
AGC, Inc.	500	25,902
Aisin Corp.	200	7,296
Ajinomoto Co., Inc.	1,200	35,556
Asahi Group Holdings Ltd.	700	34,010
Asahi Kasei Corp.	2,100	22,520
Astellas Pharma, Inc.	1,500	24,770
Bridgestone Corp.	300	14,267
Canon, Inc.	1,400	34,387
Capcom Co., Ltd.	300	8,349
Casio Computer Co., Ltd.(a)	500	8,322
CyberAgent, Inc.	400	7,765
Dai Nippon Printing Co., Ltd.	300	7,284
Dai-ichi Life Holdings, Inc.	400	8,866
Daito Trust Construction Co., Ltd.	100	11,687
Daiwa House Industry Co., Ltd.	300	10,053
Daiwa Securities Group, Inc.	4,200	24,615
Denso Corp.	300	19,749
Fuji Electric Co., Ltd.	600	27,479
FUJIFILM Holdings Corp.	500	43,195
Fujitsu Ltd.	300	54,609
Hirose Electric Co., Ltd.	100	16,697
Hitachi Ltd.	800	47,609
Hitachi Metals Ltd.*	600	11,599
Honda Motor Co., Ltd.	700	21,676
Hulic Co., Ltd.	700	7,830
Ibiden Co., Ltd.	100	5,557
Iida Group Holdings Co., Ltd.	300	7,746
Itochu Techno-Solutions Corp.	800	26,099
Japan Post Holdings Co., Ltd.	900	7,619
Japan Post Insurance Co., Ltd.	400	7,303
Kajima Corp.	600	7,754
Kao Corp.	600	35,788
KDDI Corp.	1,500	49,621
Kirin Holdings Co., Ltd.	1,200	22,317
Koei Tecmo Holdings Co., Ltd.	200	9,536
Kubota Corp.	1,600	34,259
Lixil Corp.	800	23,339
Makita Corp.	100	5,512
Mazda Motor Corp.*	1,000	8,747
McDonald’s Holdings Co., Japan Ltd.	200	9,429
MEIJI Holdings Co., Ltd.	300	19,386
MINEBEA MITSUMI, Inc.	300	7,701
Mitsubishi Chemical Holdings Corp.	2,300	21,098
Mitsubishi UFJ Financial Group, Inc.	9,600	56,606
Mitsui Chemicals, Inc.	600	20,246
Mizuho Financial Group, Inc.	800	11,361
MS&AD Insurance Group Holdings, Inc.	300	10,099
Murata Manufacturing Co., Ltd.	100	8,927
NEC Corp.	1,000	54,403
NGK Insulators Ltd.	600	10,233
Nintendo Co., Ltd.	100	48,676
Nippon Express Co., Ltd.	300	20,757
Nippon Prologis REIT, Inc.	1	3,339
Nippon Telegraph & Telephone Corp.	1,700	47,004
Nissin Foods Holdings Co., Ltd.	100	8,030
Nitori Holdings Co., Ltd.	100	19,816
Nitto Denko Corp.	400	28,609
Nomura Holdings, Inc.	5,500	27,289
Nomura Real Estate Holdings, Inc.	300	7,846
Nomura Research Institute Ltd.	1,000	37,105
NTT Data Corp.	2,000	38,808
Otsuka Corp.	100	5,145
Otsuka Holdings Co., Ltd.	300	12,871
Panasonic Corp.	3,000	37,374
Resona Holdings, Inc.	2,000	8,045
Rinnai Corp.	200	21,976
Rohm Co., Ltd.	100	9,536
SCSK Corp.	1,500	31,808
Seiko Epson Corp.	1,700	34,419
Sekisui Chemical Co., Ltd.	600	10,363
Sekisui House Ltd.	500	10,538
SG Holdings Co., Ltd.	800	22,801
Sharp Corp.	1,500	19,050
Shimadzu Corp.	200	8,810
Shimano, Inc.	50	14,743
Sohgo Security Services Co., Ltd.	400	18,104
Sompo Holdings, Inc.	700	30,622
Sony Group Corp.	1,000	111,629
Sumitomo Electric Industries Ltd.	600	8,045
Sumitomo Mitsui Financial Group, Inc.	600	21,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

September 30, 2021

Investments	Shares	Value
Sumitomo Mitsui Trust Holdings, Inc.	200	$6,914
Suntory Beverage & Food Ltd.	400	16,635
Suzuki Motor Corp.	200	8,954
Sysmex Corp.	200	24,970
Takeda Pharmaceutical Co., Ltd.	1,200	39,783
TIS, Inc.	300	8,214
Tokio Marine Holdings, Inc.	400	21,586
Tokyo Electron Ltd.	100	44,517
Tokyo Gas Co., Ltd.	1,700	31,676
Tosoh Corp.	400	7,292
TOTO Ltd.	200	9,554
Toyo Suisan Kaisha Ltd.	500	22,205
Trend Micro, Inc.	100	5,575
Unicharm Corp.	700	31,049
USS Co., Ltd.	600	10,287
Yamada Holdings Co., Ltd.	2,100	8,846
Yamaha Corp.	100	6,319
Yamaha Motor Co., Ltd.	1,000	27,963
Yamato Holdings Co., Ltd.	500	12,682
ZOZO, Inc.	200	7,520

Total Japan		2,111,665

Netherlands - 5.5%
Akzo Nobel N.V.	95	10,391
ASML Holding N.V.	280	209,598
Heineken Holding N.V.	126	10,989
Heineken N.V.	135	14,113
Koninklijke DSM N.V.	216	43,245
Koninklijke KPN N.V.	3,072	9,666
Koninklijke Philips N.V.	892	39,635
NN Group N.V.	613	32,162
QIAGEN N.V.*	139	7,215
Wolters Kluwer N.V.	402	42,667

Total Netherlands		419,681

New Zealand - 0.1%
Spark New Zealand Ltd.	2,323	7,660

Norway - 0.6%
Orkla ASA	3,027	27,818
Yara International ASA	440	21,891

Total Norway		49,709

Singapore - 0.9%
DBS Group Holdings Ltd.	1,900	42,434
Keppel Corp., Ltd.	2,000	7,690
Singapore Exchange Ltd.	2,100	15,437

Total Singapore		65,561

Spain - 1.8%
Banco Bilbao Vizcaya Argentaria S.A.*	7,362	48,778
CaixaBank S.A.	11,568	35,984
Enagas S.A.	877	19,520
Grifols S.A.	367	8,966
Red Electrica Corp. S.A.	566	11,355
Telefonica S.A.	2,737	12,837

Total Spain		137,440

Sweden - 3.0%
Alfa Laval AB	788	29,598
Assa Abloy AB, Class B	1,538	44,952
Electrolux AB, Class B(a)	1,199	27,726
Essity AB, Class B	763	23,722
Husqvarna AB, Class B	2,489	29,887
Skanska AB, Class B	999	25,202
Tele2 AB, Class B	532	7,896
Telefonaktiebolaget LM Ericsson, Class B(a)	3,621	41,017

Total Sweden		230,000

Switzerland - 12.4%
ABB Ltd., Registered Shares	1,627	54,748
Barry Callebaut AG, Registered Shares	7	15,908
Coca-Cola HBC AG*	898	29,048
Geberit AG, Registered Shares	64	47,270
Givaudan S.A., Registered Shares	12	54,826
Kuehne + Nagel International AG, Registered Shares	116	39,717
Logitech International S.A., Registered Shares	357	31,863
Nestle S.A., Registered Shares	1,636	197,649
Novartis AG, Registered Shares	1,350	111,187
Roche Holding AG	386	141,494
Schindler Holding AG, Participation Certificate	110	29,621
SGS S.A., Registered Shares	12	35,067
Sika AG, Registered Shares	43	13,681
Sonova Holding AG, Registered Shares	39	14,850
STMicroelectronics N.V.	1,256	54,972
Swisscom AG, Registered Shares	72	41,478
Temenos AG, Registered Shares	52	7,085
Zurich Insurance Group AG	70	28,785

Total Switzerland		949,249

United Kingdom - 12.0%
Admiral Group PLC	321	13,452
AstraZeneca PLC	792	95,662
Aviva PLC	7,158	38,210
Barclays PLC	8,091	20,684
BT Group PLC*	7,439	16,029
Bunzl PLC	694	22,973
Coca-Cola Europacific Partners PLC	522	28,861
Croda International PLC	127	14,631
DCC PLC	162	13,538
Diageo PLC	1,818	88,394
Direct Line Insurance Group PLC	1,828	7,138
Entain PLC*	544	15,624
Ferguson PLC	54	7,525
GlaxoSmithKline PLC	2,996	56,701
Hikma Pharmaceuticals PLC	223	7,367
Intertek Group PLC	442	29,661
Kingfisher PLC	10,957	49,714
National Grid PLC	1,986	23,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International ESG Fund (RESD)

September 30, 2021

Investments	Shares	Value
Pearson PLC	3,069	$29,455
Reckitt Benckiser Group PLC	526	41,348
RELX PLC	1,157	33,494
Rentokil Initial PLC	988	7,775
Schroders PLC	152	7,368
Segro PLC	668	10,763
Severn Trent PLC	789	27,703
Smith & Nephew PLC	422	7,323
Spirax-Sarco Engineering PLC	35	7,065
Standard Chartered PLC	5,205	30,599
Unilever PLC	1,767	95,420
United Utilities Group PLC	2,456	32,069
Vodafone Group PLC	14,419	22,028
WPP PLC	1,059	14,286

Total United Kingdom		916,548

United States - 0.2%
James Hardie Industries PLC	373	13,545

TOTAL COMMON STOCKS (Cost: $6,355,619)		7,600,204

RIGHTS - 0.0%

Australia - 0.0%
Transurban Group, expiring 10/8/21* (Cost: $0)	111	84

TOTAL INVESTMENTS IN SECURITIES - 99.3% (Cost: $6,355,619)		7,600,288
Other Assets less Liabilities - 0.7%		54,295

NET ASSETS - 100.0%		$7,654,583

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2021. At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $93,862 and the total market value of the collateral held by the Fund was $105,743, which was entirely composed of non-cash U.S. Government securities.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$7,600,204	$—	$—	$7,600,204
Rights	84	—	—	84

Total Investments in Securities	$7,600,288	$—	$—	$7,600,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2021

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 95.9%

United States - 95.9%
3M Co.
3.38%, 3/1/29	$7,000	$7,725
3.13%, 9/19/46	70,000	72,665
Abbott Laboratories
2.95%, 3/15/25	29,000	30,909
4.90%, 11/30/46	99,000	134,118
AbbVie, Inc.
2.60%, 11/21/24	93,000	97,781
3.80%, 3/15/25	89,000	96,714
3.60%, 5/14/25	112,000	121,275
3.20%, 5/14/26	90,000	97,069
3.20%, 11/21/29	133,000	143,359
4.30%, 5/14/36	46,000	54,184
4.45%, 5/14/46	38,000	45,748
4.88%, 11/14/48	56,000	71,867
4.25%, 11/21/49	206,000	244,122
Activision Blizzard, Inc.
2.50%, 9/15/50	61,000	53,363
Albemarle Corp.
4.15%, 12/1/24	5,000	5,462
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	63,000	70,728
4.90%, 12/15/30	98,000	118,613
Allstate Corp. (The)
5.55%, 5/9/35	100,000	134,037
Ally Financial, Inc.
5.80%, 5/1/25(a)	68,000	78,320
Alphabet, Inc.
2.25%, 8/15/60	48,000	41,972
Altria Group, Inc.
4.40%, 2/14/26	45,000	50,494
2.63%, 9/16/26(a)	193,000	202,295
3.88%, 9/16/46	56,000	54,660
5.95%, 2/14/49	88,000	112,161
6.20%, 2/14/59	8,000	10,329
4.00%, 2/4/61	50,000	48,168
Amazon.com, Inc.
4.05%, 8/22/47	35,000	42,473
4.25%, 8/22/57	50,000	63,588
2.70%, 6/3/60	64,000	60,305
Ameren Corp.
3.50%, 1/15/31	44,000	47,926
American Express Co.
2.50%, 8/1/22	56,000	56,967
3.40%, 2/27/23	149,000	154,982
3.40%, 2/22/24	59,000	62,818
3.63%, 12/5/24	27,000	29,295
American Financial Group, Inc.
4.50%, 6/15/47	60,000	73,456
American International Group, Inc.
2.50%, 6/30/25	179,000	187,513
3.90%, 4/1/26	88,000	97,536
4.80%, 7/10/45	166,000	210,976
4.75%, 4/1/48	61,000	77,988
American Water Capital Corp.
2.95%, 9/1/27	29,000	31,210
4.30%, 12/1/42	58,000	69,899
Amgen, Inc.
1.90%, 2/21/25	239,000	245,857
2.20%, 2/21/27	213,000	220,368
2.77%, 9/1/53	31,000	28,757
Amphenol Corp.
2.80%, 2/15/30	22,000	23,041
Analog Devices, Inc.
5.30%, 12/15/45	18,000	24,771
Anthem, Inc.
3.30%, 1/15/23	23,000	23,861
3.65%, 12/1/27	73,000	81,075
4.10%, 3/1/28	48,000	54,332
4.63%, 5/15/42	15,000	18,413
4.65%, 1/15/43	40,000	49,275
4.38%, 12/1/47	60,000	72,426
Appalachian Power Co.
7.00%, 4/1/38	185,000	273,360
Apple, Inc.
0.70%, 2/8/26(a)	249,000	246,293
3.20%, 5/11/27	10,000	10,970
2.90%, 9/12/27	25,000	27,113
3.00%, 11/13/27	26,000	28,299
1.40%, 8/5/28	248,000	244,342
3.85%, 5/4/43	13,000	15,204
3.85%, 8/4/46	28,000	32,755
4.25%, 2/9/47	35,000	43,421
3.75%, 11/13/47	9,000	10,410
2.65%, 2/8/51	50,000	48,185
2.80%, 2/8/61	50,000	48,132
Applied Materials, Inc.
5.10%, 10/1/35	31,000	40,589
5.85%, 6/15/41	14,000	20,314
AT&T, Inc.
4.35%, 3/1/29	89,000	102,085
4.30%, 2/15/30	93,000	106,809
2.55%, 12/1/33	99,000	97,640
4.50%, 5/15/35	49,000	57,400
6.30%, 1/15/38	69,000	96,503
3.10%, 2/1/43	123,000	118,459
3.65%, 9/15/59	306,000	303,050
AvalonBay Communities, Inc.
4.20%, 12/15/23	12,000	12,853
2.95%, 5/11/26	45,000	48,280
Avangrid, Inc.
3.80%, 6/1/29	57,000	63,557
Bank of America Corp.
4.13%, 1/22/24	55,000	59,479
4.20%, 8/26/24	325,000	355,615
4.45%, 3/3/26	47,000	52,671
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(b)	243,000	244,332
3.25%, 10/21/27	95,000	102,605
4.18%, 11/25/27, Series L	30,000	33,459
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(b)	174,000	188,839
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.18% thereafter)(b)	178,000	189,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2021

Investments	Principal Amount	Value
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(b)	$240,000	$243,072
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(b)	236,000	240,906
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(b)	504,000	485,579
5.00%, 1/21/44	121,000	158,655
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month U.S. dollar London Interbank Offered Rate + 3.15% thereafter)(b)	60,000	71,208
Becton Dickinson and Co.
3.79%, 5/20/50	108,000	120,491
Berkshire Hathaway Energy Co.
3.75%, 11/15/23	44,000	46,685
6.13%, 4/1/36	30,000	41,564
3.80%, 7/15/48	47,000	53,119
4.45%, 1/15/49	70,000	86,732
Berkshire Hathaway Finance Corp.
1.85%, 3/12/30	240,000	239,590
4.20%, 8/15/48	20,000	24,485
Berkshire Hathaway, Inc.
2.75%, 3/15/23	125,000	128,971
BGC Partners, Inc.
5.38%, 7/24/23	38,000	40,814
Biogen, Inc.
3.25%, 2/15/51(c)	83,000	81,319
BlackRock, Inc.
2.40%, 4/30/30	100,000	103,314
Block Financial LLC
5.50%, 11/1/22	46,000	47,270
Boardwalk Pipelines L.P.
5.95%, 6/1/26	60,000	70,289
Boeing Co. (The)
4.88%, 5/1/25	131,000	145,906
2.75%, 2/1/26	94,000	97,918
2.20%, 2/4/26	171,000	172,385
3.10%, 5/1/26	27,000	28,510
2.70%, 2/1/27	122,000	126,404
3.45%, 11/1/28	140,000	148,638
3.20%, 3/1/29	250,000	260,382
2.95%, 2/1/30	53,000	54,027
5.15%, 5/1/30	146,000	171,462
5.88%, 2/15/40	76,000	95,860
3.90%, 5/1/49	35,000	36,186
3.75%, 2/1/50	68,000	68,989
3.95%, 8/1/59	25,000	25,518
5.93%, 5/1/60	72,000	98,455
Booking Holdings, Inc.
3.55%, 3/15/28	27,000	29,982
BorgWarner, Inc.
4.38%, 3/15/45	30,000	35,384
Boston Scientific Corp.
4.00%, 3/1/29	50,000	56,723
4.70%, 3/1/49	36,000	45,982
Brighthouse Financial, Inc.
3.70%, 6/22/27(a)	48,000	52,554
4.70%, 6/22/47	10,000	11,260
Bristol-Myers Squibb Co.
5.25%, 8/15/43	14,000	18,731
4.35%, 11/15/47	11,000	13,728
4.25%, 10/26/49	58,000	72,018
Broadcom Corp.
3.88%, 1/15/27	154,000	169,374
Broadcom, Inc.
3.46%, 9/15/26	16,000	17,304
4.11%, 9/15/28	44,000	49,031
5.00%, 4/15/30	163,000	190,521
4.15%, 11/15/30	121,000	134,227
3.42%, 4/15/33(c)	78,000	80,879
3.47%, 4/15/34(c)	171,000	176,944
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	25,000	27,263
Burlington Northern Santa Fe LLC
3.75%, 4/1/24	15,000	16,065
5.05%, 3/1/41	25,000	32,803
5.40%, 6/1/41	19,000	25,908
4.45%, 3/15/43	38,000	47,380
4.15%, 4/1/45	130,000	156,185
Capital One Financial Corp.
3.75%, 7/28/26	136,000	149,403
3.80%, 1/31/28	281,000	312,716
Caterpillar Financial Services Corp.
2.85%, 5/17/24	46,000	48,673
Caterpillar, Inc.
3.25%, 4/9/50	53,000	57,715
Chevron USA, Inc.
1.02%, 8/12/27	160,000	156,520
Chubb Corp. (The)
6.50%, 5/15/38, Series 1	86,000	129,673
Cigna Corp.
4.50%, 2/25/26	54,000	60,902
4.38%, 10/15/28	63,000	72,836
4.80%, 7/15/46	132,000	164,702
3.88%, 10/15/47	18,000	19,961
4.90%, 12/15/48	94,000	120,185
3.40%, 3/15/50	46,000	47,656
Cisco Systems, Inc.
5.50%, 1/15/40	35,000	49,001
Citigroup, Inc.
5.50%, 9/13/25	84,000	96,994
4.30%, 11/20/26	291,000	327,308
4.45%, 9/29/27	116,000	132,005
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(b)	97,000	112,029
6.63%, 6/15/32	150,000	202,266
8.13%, 7/15/39	106,000	180,496
5.88%, 1/30/42	83,000	118,572
4.65%, 7/23/48	93,000	120,322
CNA Financial Corp.
4.50%, 3/1/26	18,000	20,233
3.45%, 8/15/27	57,000	62,628
Coca-Cola Co. (The)
1.45%, 6/1/27	67,000	67,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2021

Investments	Principal Amount	Value
2.75%, 6/1/60	$50,000	$48,417
Comcast Corp.
3.38%, 2/15/25	19,000	20,462
3.38%, 8/15/25	10,000	10,844
3.15%, 2/15/28	4,000	4,348
4.15%, 10/15/28	28,000	32,238
4.25%, 10/15/30	78,000	91,024
1.50%, 2/15/31(a)	284,000	268,976
4.25%, 1/15/33	191,000	225,233
4.00%, 8/15/47	104,000	119,437
3.97%, 11/1/47	42,000	47,999
3.45%, 2/1/50	37,000	39,338
2.94%, 11/1/56(c)	39,000	37,027
2.99%, 11/1/63(c)	58,000	54,426
Commonwealth Edison Co.
3.65%, 6/15/46	141,000	158,748
Conagra Brands, Inc.
4.30%, 5/1/24	61,000	66,218
7.00%, 10/1/28	33,000	43,376
5.40%, 11/1/48	42,000	56,294
Connecticut Light & Power Co. (The)
4.30%, 4/15/44	30,000	36,864
ConocoPhillips Co.
6.95%, 4/15/29	110,000	147,453
5.90%, 5/15/38	129,000	177,525
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	98,000	144,278
4.20%, 3/15/42, Series 12-A	40,000	45,993
3.95%, 3/1/43	37,000	41,651
4.50%, 12/1/45	34,000	41,035
3.85%, 6/15/46	25,000	27,609
4.50%, 5/15/58	5,000	6,079
3.70%, 11/15/59	38,000	40,486
Constellation Brands, Inc.
4.25%, 5/1/23	49,000	51,843
3.75%, 5/1/50	38,000	41,439
Corning, Inc.
5.45%, 11/15/79	10,000	13,578
CSX Corp.
3.80%, 3/1/28	201,000	224,408
6.00%, 10/1/36	7,000	9,643
6.15%, 5/1/37	32,000	44,782
3.80%, 11/1/46	41,000	46,146
4.25%, 11/1/66	30,000	36,361
CVS Health Corp.
3.88%, 7/20/25	134,000	146,792
4.30%, 3/25/28	59,000	67,299
4.78%, 3/25/38	117,000	143,303
2.70%, 8/21/40	101,000	96,922
5.13%, 7/20/45	56,000	72,274
5.05%, 3/25/48	145,000	187,067
Discover Financial Services
3.85%, 11/21/22	32,000	33,228
3.95%, 11/6/24	132,000	142,948
Dollar General Corp.
3.88%, 4/15/27	9,000	10,044
Dominion Energy South Carolina, Inc.
5.10%, 6/1/65	33,000	47,599
Dominion Energy, Inc.
4.90%, 8/1/41, Series C	18,000	22,470
DTE Energy Co.
2.53%, 10/1/24, Series C	114,000	119,117
2.85%, 10/1/26	57,000	60,419
Duke Energy Carolinas LLC
3.95%, 11/15/28	35,000	39,789
6.05%, 4/15/38	84,000	118,004
3.95%, 3/15/48	40,000	46,316
Duke Energy Florida LLC
4.20%, 7/15/48	13,000	15,675
Duke Energy Florida Project Finance LLC
2.54%, 9/1/31, Series 2026	50,000	52,417
Duke Energy Ohio, Inc.
3.70%, 6/15/46	36,000	40,507
Duke Energy Progress LLC
3.45%, 3/15/29	63,000	69,572
3.70%, 10/15/46	37,000	41,394
E*TRADE Financial Corp.
3.80%, 8/24/27	100,000	111,208
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/43(c)	10,000	12,297
Eastman Chemical Co.
3.60%, 8/15/22	10,000	10,200
4.80%, 9/1/42	69,000	83,968
4.65%, 10/15/44	20,000	23,983
Eaton Corp.
4.15%, 11/2/42	56,000	66,018
eBay, Inc.
4.00%, 7/15/42	82,000	92,415
Eli Lilly & Co.
2.25%, 5/15/50	58,000	52,529
Enterprise Products Operating LLC
2.80%, 1/31/30	252,000	263,758
5.95%, 2/1/41	210,000	285,757
3.70%, 1/31/51	63,000	66,399
3.95%, 1/31/60	19,000	20,455
EOG Resources, Inc.
3.90%, 4/1/35	18,000	20,447
Equitable Holdings, Inc.
4.35%, 4/20/28	160,000	182,267
Essential Utilities, Inc.
4.28%, 5/1/49	32,000	37,891
Essex Portfolio L.P.
3.50%, 4/1/25	65,000	69,948
3.00%, 1/15/30	82,000	86,314
2.65%, 3/15/32	25,000	25,338
Estee Lauder Cos., Inc. (The)
2.38%, 12/1/29	140,000	145,342
Evergy, Inc.
2.45%, 9/15/24	106,000	110,711
2.90%, 9/15/29	30,000	31,495
Exelon Corp.
3.40%, 4/15/26	71,000	76,954
5.10%, 6/15/45	114,000	149,905
4.45%, 4/15/46	40,000	48,420
Exxon Mobil Corp.
2.02%, 8/16/24	11,000	11,438
2.71%, 3/6/25	77,000	81,285
3.48%, 3/19/30	232,000	258,429
4.33%, 3/19/50	67,000	81,946
Fidelity National Financial, Inc.
4.50%, 8/15/28	75,000	85,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2021

Investments	Principal Amount	Value
Fidelity National Information Services, Inc.
1.65%, 3/1/28(a)	$148,000	$146,208
Fifth Third Bancorp
3.95%, 3/14/28	27,000	30,763
8.25%, 3/1/38	25,000	41,583
Fiserv, Inc.
3.80%, 10/1/23	33,000	35,089
2.75%, 7/1/24	51,000	53,718
3.50%, 7/1/29	89,000	96,987
4.40%, 7/1/49	40,000	47,846
Florida Power & Light Co.
4.13%, 6/1/48	79,000	97,822
Fox Corp.
3.50%, 4/8/30	151,000	164,659
General Dynamics Corp.
4.25%, 4/1/40	95,000	115,466
General Mills, Inc.
4.00%, 4/17/25	35,000	38,416
4.20%, 4/17/28	18,000	20,489
3.00%, 2/1/51(a)(c)	105,000	105,130
Gilead Sciences, Inc.
3.70%, 4/1/24	10,000	10,689
3.65%, 3/1/26	90,000	98,626
4.60%, 9/1/35	60,000	72,839
4.80%, 4/1/44	16,000	20,135
4.50%, 2/1/45	52,000	63,250
4.15%, 3/1/47	148,000	173,530
Global Payments, Inc.
2.90%, 5/15/30	85,000	87,911
Globe Life, Inc.
4.55%, 9/15/28	100,000	115,949
Hartford Financial Services Group, Inc. (The)
6.10%, 10/1/41	7,000	9,910
Hasbro, Inc.
3.50%, 9/15/27	55,000	60,019
HCA, Inc.
5.25%, 6/15/26	85,000	97,613
4.50%, 2/15/27	200,000	225,222
4.13%, 6/15/29	136,000	152,010
5.25%, 6/15/49	57,000	72,472
Healthpeak Properties, Inc.
3.50%, 7/15/29	45,000	49,297
3.00%, 1/15/30	47,000	49,635
HollyFrontier Corp.
4.50%, 10/1/30(a)	30,000	32,691
Home Depot, Inc. (The)
2.13%, 9/15/26	23,000	24,080
2.95%, 6/15/29	37,000	39,962
4.88%, 2/15/44	34,000	44,821
4.40%, 3/15/45	163,000	203,721
4.50%, 12/6/48	9,000	11,579
Honeywell International, Inc.
5.70%, 3/15/37	4,000	5,505
2.80%, 6/1/50(a)	88,000	89,346
HP, Inc.
6.00%, 9/15/41	83,000	107,440
Humana, Inc.
3.13%, 8/15/29	172,000	183,517
Hyatt Hotels Corp.
3.38%, 7/15/23	2,000	2,076
Illinois Tool Works, Inc.
3.90%, 9/1/42	30,000	34,967
Indiana Michigan Power Co.
4.55%, 3/15/46, Series K	26,000	32,320
Intel Corp.
3.10%, 7/29/22	10,000	10,235
2.88%, 5/11/24	3,000	3,174
3.25%, 11/15/49	165,000	171,222
4.95%, 3/25/60	40,000	56,005
Intercontinental Exchange, Inc.
3.00%, 6/15/50	56,000	55,300
3.00%, 9/15/60	50,000	47,338
International Business Machines Corp.
3.50%, 5/15/29	100,000	110,539
4.15%, 5/15/39	100,000	117,987
4.00%, 6/20/42	24,000	27,782
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	10,000	12,904
International Paper Co.
3.80%, 1/15/26	14,000	15,428
4.80%, 6/15/44	4,000	5,030
5.15%, 5/15/46	11,000	14,425
4.35%, 8/15/48(a)	9,000	11,033
Interpublic Group of Cos., Inc. (The)
4.65%, 10/1/28(a)	22,000	25,620
Johnson & Johnson
2.90%, 1/15/28	30,000	32,469
4.38%, 12/5/33	26,000	32,091
3.40%, 1/15/38	32,000	36,168
3.70%, 3/1/46	26,000	30,545
3.50%, 1/15/48	88,000	101,431
JPMorgan Chase & Co.
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; Secured Overnight Financing Rate + 3.79% thereafter)(b)	80,000	93,422
6.40%, 5/15/38	111,000	162,050
3.11%, 4/22/41, (3.109% fixed rate until 4/22/40; Secured Overnight Financing Rate + 2.46% thereafter)(b)	115,000	119,177
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; Secured Overnight Financing Rate + 1.51% thereafter)(b)	60,000	57,068
5.63%, 8/16/43	16,000	22,219
4.85%, 2/1/44	23,000	30,036
4.95%, 6/1/45	187,000	245,047
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3- month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(b)	124,000	144,439
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(b)	177,000	180,761
Kansas City Southern
4.20%, 11/15/69	42,000	48,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2021

Investments	Principal Amount	Value
Kimberly-Clark Corp.
3.10%, 3/26/30	$7,000	$7,672
5.30%, 3/1/41	22,000	29,910
KLA Corp.
3.30%, 3/1/50	22,000	23,224
Kroger Co. (The)
4.00%, 2/1/24	50,000	53,461
2.65%, 10/15/26	44,000	46,635
3.70%, 8/1/27	17,000	18,911
5.15%, 8/1/43	2,000	2,611
4.45%, 2/1/47	32,000	38,273
Laboratory Corp. of America Holdings
4.70%, 2/1/45	15,000	18,329
Lam Research Corp.
3.80%, 3/15/25	4,000	4,359
Las Vegas Sands Corp.
2.90%, 6/25/25	157,000	157,923
Lincoln National Corp.
3.80%, 3/1/28	25,000	27,854
Lockheed Martin Corp.
4.50%, 5/15/36	31,000	38,381
4.70%, 5/15/46	18,000	23,653
4.09%, 9/15/52	70,000	85,908
Lowe’s Cos., Inc.
4.05%, 5/3/47	116,000	133,008
LYB International Finance III LLC
4.20%, 10/15/49	100,000	113,855
4.20%, 5/1/50	30,000	34,232
Magellan Midstream Partners L.P.
5.15%, 10/15/43	9,000	10,945
4.20%, 10/3/47	70,000	77,150
Markel Corp.
5.00%, 4/5/46	28,000	36,087
Marriott International, Inc.
5.75%, 5/1/25, Series EE	85,000	97,361
Marsh & McLennan Cos., Inc.
3.88%, 3/15/24	64,000	68,838
2.25%, 11/15/30	190,000	191,429
McDonald’s Corp.
3.50%, 3/1/27	27,000	29,726
3.80%, 4/1/28	29,000	32,476
6.30%, 3/1/38	32,000	45,693
3.63%, 9/1/49	14,000	15,316
Merck & Co., Inc.
3.60%, 9/15/42	16,000	18,099
3.70%, 2/10/45	126,000	143,829
4.00%, 3/7/49	23,000	27,632
MetLife, Inc.
4.60%, 5/13/46(a)	96,000	123,281
Micron Technology, Inc.
5.33%, 2/6/29	128,000	152,434
Microsoft Corp.
2.88%, 2/6/24	37,000	38,930
2.40%, 8/8/26	35,000	37,198
2.92%, 3/17/52	82,000	85,377
MidAmerican Energy Co.
3.65%, 8/1/48	40,000	45,025
Molson Coors Beverage Co.
3.00%, 7/15/26	159,000	170,054
Moody’s Corp.
2.63%, 1/15/23	54,000	55,495
2.55%, 8/18/60	70,000	61,317
Morgan Stanley
4.10%, 5/22/23	34,000	35,919
3.88%, 4/29/24, Series F	33,000	35,612
3.95%, 4/23/27	244,000	271,555
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3- month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(b)	123,000	142,060
7.25%, 4/1/32	234,000	339,913
6.38%, 7/24/42	80,000	121,923
4.30%, 1/27/45	66,000	80,636
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(b)	58,000	86,185
Motorola Solutions, Inc.
4.60%, 5/23/29	100,000	116,064
National Fuel Gas Co.
3.75%, 3/1/23	30,000	31,063
Newmont Corp.
6.25%, 10/1/39	28,000	39,695
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/30	55,000	55,426
NIKE, Inc.
3.38%, 11/1/46	39,000	43,240
Norfolk Southern Corp.
3.95%, 10/1/42	64,000	73,680
4.15%, 2/28/48	31,000	36,466
3.16%, 5/15/55	53,000	53,156
5.10%, 8/1/2118	12,000	15,785
Northrop Grumman Corp.
4.03%, 10/15/47	81,000	95,417
5.25%, 5/1/50	47,000	65,638
NSTAR Electric Co.
3.20%, 5/15/27	71,000	77,548
Nucor Corp.
4.00%, 8/1/23	125,000	132,006
NVIDIA Corp.
3.20%, 9/16/26	45,000	49,303
3.50%, 4/1/40	70,000	77,858
NVR, Inc.
3.95%, 9/15/22	18,000	18,437
O’Reilly Automotive, Inc.
3.60%, 9/1/27	56,000	62,316
ONE Gas, Inc.
4.66%, 2/1/44	4,000	4,943
Oracle Corp.
2.65%, 7/15/26	140,000	147,661
2.88%, 3/25/31	556,000	573,297
4.30%, 7/8/34	3,000	3,413
3.85%, 7/15/36	20,000	21,715
5.38%, 7/15/40	509,000	641,243
3.85%, 4/1/60	80,000	81,556
Owens Corning
3.40%, 8/15/26	79,000	85,359
4.30%, 7/15/47	7,000	8,043
PacifiCorp
6.00%, 1/15/39	99,000	139,158
Parker-Hannifin Corp.
3.25%, 3/1/27	67,000	72,700
4.45%, 11/21/44	11,000	13,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2021

Investments	Principal Amount	Value
PayPal Holdings, Inc.
2.65%, 10/1/26	$136,000	$145,351
PepsiCo, Inc.
2.63%, 7/29/29	10,000	10,615
3.45%, 10/6/46	94,000	104,112
Pfizer, Inc.
4.10%, 9/15/38	80,000	95,732
2.70%, 5/28/50(a)	55,000	54,236
Philip Morris International, Inc.
2.88%, 5/1/24	5,000	5,275
2.75%, 2/25/26	40,000	42,460
3.13%, 8/17/27	20,000	21,708
3.13%, 3/2/28	100,000	107,697
4.38%, 11/15/41	50,000	57,836
4.50%, 3/20/42	40,000	46,852
Phillips 66
3.70%, 4/6/23	258,000	270,294
2.15%, 12/15/30	170,000	166,134
5.88%, 5/1/42	30,000	41,237
Phillips 66 Partners L.P.
3.55%, 10/1/26	167,000	180,130
Pioneer Natural Resources Co.
4.45%, 1/15/26	39,000	43,542
Precision Castparts Corp.
3.90%, 1/15/43	45,000	51,366
Progress Energy, Inc.
7.75%, 3/1/31	70,000	98,590
6.00%, 12/1/39	62,000	85,549
Prologis L.P.
1.63%, 3/15/31(a)	126,000	121,671
Prudential Financial, Inc.
2.10%, 3/10/30	100,000	101,213
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(b)	150,000	166,138
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(b)	99,000	107,307
3.91%, 12/7/47	22,000	25,654
3.94%, 12/7/49	26,000	30,611
Public Service Electric & Gas Co.
3.60%, 12/1/47	62,000	69,881
QUALCOMM, Inc.
3.45%, 5/20/25	225,000	243,961
Quest Diagnostics, Inc.
2.95%, 6/30/30(a)	39,000	41,244
Raytheon Technologies Corp.
6.05%, 6/1/36	101,000	139,671
4.15%, 5/15/45	51,000	59,710
4.63%, 11/16/48	105,000	132,984
Regency Centers L.P.
2.95%, 9/15/29	115,000	120,810
4.40%, 2/1/47	70,000	81,983
Reliance Steel & Aluminum Co.
4.50%, 4/15/23	31,000	32,539
Republic Services, Inc.
3.20%, 3/15/25	3,000	3,204
2.90%, 7/1/26	100,000	106,500
Roper Technologies, Inc.
4.20%, 9/15/28	78,000	88,877
S&P Global, Inc.
2.30%, 8/15/60	40,000	34,139
salesforce.com, Inc.
1.50%, 7/15/28	147,000	146,431
Sempra Energy
6.00%, 10/15/39	159,000	220,275
Sherwin-Williams Co. (The)
3.45%, 8/1/25	37,000	40,103
4.50%, 6/1/47	32,000	39,036
3.80%, 8/15/49	28,000	31,389
Southern Co. (The)
3.25%, 7/1/26	227,000	244,486
4.25%, 7/1/36	7,000	8,070
4.40%, 7/1/46	100,000	118,123
Southern Power Co.
4.15%, 12/1/25	7,000	7,762
4.95%, 12/15/46, Series F	100,000	121,254
Southwest Airlines Co.
5.25%, 5/4/25	97,000	109,824
Stanley Black & Decker, Inc.
4.25%, 11/15/28	57,000	66,064
Starbucks Corp.
4.00%, 11/15/28	50,000	56,930
State Street Corp.
3.10%, 5/15/23	21,000	21,953
2.65%, 5/19/26(a)	50,000	53,265
Steel Dynamics, Inc.
5.00%, 12/15/26	148,000	153,082
Stryker Corp.
4.63%, 3/15/46	52,000	66,724
Synchrony Financial
2.85%, 7/25/22	12,000	12,217
4.38%, 3/19/24	33,000	35,598
4.25%, 8/15/24	161,000	174,099
3.95%, 12/1/27	40,000	44,155
Sysco Corp.
3.25%, 7/15/27	36,000	38,944
5.95%, 4/1/30	66,000	84,029
Target Corp.
2.50%, 4/15/26(a)	37,000	39,529
3.38%, 4/15/29	56,000	62,220
Textron, Inc.
4.30%, 3/1/24	43,000	46,112
Thermo Fisher Scientific, Inc.
2.95%, 9/19/26	226,000	243,056
Travelers Cos., Inc. (The)
6.75%, 6/20/36	79,000	118,333
TWDC Enterprises 18 Corp.
3.00%, 2/13/26	55,000	59,248
7.00%, 3/1/32, Series B	35,000	49,901
Tyson Foods, Inc.
3.95%, 8/15/24	18,000	19,452
4.88%, 8/15/34	62,000	76,383
U.S. Bancorp
3.00%, 7/30/29	126,000	135,246
Union Pacific Corp.
3.75%, 3/15/24	10,000	10,675
4.00%, 4/15/47	81,000	94,491
3.84%, 3/20/60	42,000	48,279
2.97%, 9/16/62	63,000	60,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2021

Investments	Principal Amount	Value
United Parcel Service, Inc.
6.20%, 1/15/38	$6,000	$8,719
5.30%, 4/1/50	83,000	120,089
UnitedHealth Group, Inc.
2.75%, 2/15/23	26,000	26,714
2.88%, 3/15/23	39,000	40,460
3.75%, 7/15/25	49,000	54,046
3.38%, 4/15/27	70,000	77,090
4.63%, 7/15/35	27,000	33,686
3.50%, 8/15/39	43,000	47,563
4.25%, 4/15/47	31,000	38,083
4.25%, 6/15/48	108,000	132,991
Valero Energy Corp.
3.40%, 9/15/26	264,000	284,294
7.50%, 4/15/32	70,000	97,061
Ventas Realty L.P.
3.00%, 1/15/30	114,000	118,822
Verizon Communications, Inc.
4.33%, 9/21/28	122,000	140,452
4.02%, 12/3/29	127,000	144,125
2.36%, 3/15/32(a)(c)	99,000	98,043
4.50%, 8/10/33	82,000	97,739
4.40%, 11/1/34	49,000	58,060
4.81%, 3/15/39	156,000	193,813
3.85%, 11/1/42	9,000	10,016
4.52%, 9/15/48	200,000	245,052
5.01%, 4/15/49	2,000	2,623
4.00%, 3/22/50	42,000	47,472
2.99%, 10/30/56	20,000	18,608
ViacomCBS, Inc.
3.70%, 8/15/24	151,000	162,201
4.00%, 1/15/26	28,000	30,881
2.90%, 1/15/27	46,000	48,844
3.38%, 2/15/28(a)	23,000	25,092
7.88%, 7/30/30	118,000	166,998
6.88%, 4/30/36	173,000	248,139
4.60%, 1/15/45	11,000	13,173
Virginia Electric & Power Co.
3.80%, 4/1/28, Series A	50,000	55,920
8.88%, 11/15/38	118,000	208,576
Visa, Inc.
2.70%, 4/15/40	70,000	71,450
2.00%, 8/15/50	75,000	65,033
Walgreens Boots Alliance, Inc.
4.10%, 4/15/50	64,000	71,147
Walt Disney Co. (The)
2.00%, 9/1/29	6,000	6,061
3.50%, 5/13/40	105,000	115,950
5.40%, 10/1/43	35,000	48,224
2.75%, 9/1/49	50,000	48,027
3.60%, 1/13/51	54,000	60,441
Waste Management, Inc.
2.90%, 9/15/22	33,000	33,613
Wells Fargo & Co.
4.13%, 8/15/23	255,000	271,881
1.65%, 6/2/24, (1.654% fixed rate until 6/2/23; Secured Overnight Financing Rate + 1.60% thereafter)(b)	367,000	374,322
3.00%, 2/19/25	39,000	41,386
3.55%, 9/29/25	84,000	91,500
4.30%, 7/22/27	45,000	51,104
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(b)	176,000	181,674
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(b)	47,000	48,427
5.38%, 11/2/43	64,000	84,919
5.61%, 1/15/44	107,000	145,882
4.75%, 12/7/46	107,000	134,187
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; Secured Overnight Financing Rate + 4.502% thereafter)(b)	107,000	144,239
Western Union Co. (The)
2.85%, 1/10/25	105,000	110,169
WestRock RKT LLC
4.00%, 3/1/23	35,000	36,376
Weyerhaeuser Co.
7.38%, 3/15/32	107,000	152,243
Whirlpool Corp.
4.75%, 2/26/29	125,000	146,299
Wisconsin Power and Light Co.
3.00%, 7/1/29	62,000	66,568
WRKCo, Inc.
3.38%, 9/15/27	42,000	45,707
4.90%, 3/15/29	37,000	43,859
WW Grainger, Inc.
4.60%, 6/15/45	110,000	141,468
Wyeth LLC
6.50%, 2/1/34(a)	187,000	268,534
Xcel Energy, Inc.
3.30%, 6/1/25	117,000	124,971
Xylem, Inc.
4.38%, 11/1/46(a)	36,000	42,928
Zoetis, Inc.
3.00%, 9/12/27	38,000	40,925
3.90%, 8/20/28	45,000	50,617
4.45%, 8/20/48	42,000	52,860

TOTAL U.S. CORPORATE BONDS (Cost: $46,705,744)		46,761,789

FOREIGN CORPORATE BONDS - 2.8%

Canada - 0.2%
Barrick North America Finance LLC
5.75%, 5/1/43	63,000	86,585

Germany - 0.4%
Deutsche Bank AG
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.58% thereafter)(b)	215,000	232,634

Switzerland - 0.1%
Novartis Capital Corp.
3.00%, 11/20/25	33,000	35,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2021

Investments	Principal Amount	Value
United Kingdom - 2.1%
BAT Capital Corp.
4.70%, 4/2/27	$250,000	$282,397
4.54%, 8/15/47	22,000	22,961
4.76%, 9/6/49	54,000	58,193
Diageo Investment Corp.
4.25%, 5/11/42	25,000	30,346
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	10,000	10,363
3.88%, 5/15/28	12,000	13,600
6.38%, 5/15/38	90,000	132,976
RELX Capital, Inc.
4.00%, 3/18/29	17,000	19,150
Reynolds American, Inc.
4.45%, 6/12/25	90,000	99,256
5.70%, 8/15/35	169,000	202,604
5.85%, 8/15/45	119,000	145,180

Total United Kingdom		1,017,026

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,359,146)		1,371,742

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%

United States - 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $1,187,635)	1,187,635	1,187,635

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $49,252,525)		49,321,166
Other Assets less Liabilities - (1.2)%		(561,133)

NET ASSETS - 100.0%		$48,760,033

(a)

Security, or portion thereof, was on loan at September 30, 2021. At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,402,495 and the total market value of the collateral held by the Fund was $1,437,791. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $250,156.

(b)	Rate shown reflects the accrual rate as of September 30, 2021 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$46,761,789	$—	$46,761,789
Foreign Corporate Bonds	—	1,371,742	—	1,371,742
Investment of Cash Collateral for Securities Loaned	—	1,187,635	—	1,187,635

Total Investments in Securities	$—	$49,321,166	$—	$49,321,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2021

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 96.9%

United States - 96.9%
ACCO Brands Corp.
4.25%, 3/15/29(a)	$340,000	$343,138
AdaptHealth LLC
4.63%, 8/1/29(a)	280,000	280,370
ADT Security Corp. (The)
4.88%, 7/15/32(a)	353,000	356,251
Adtalem Global Education, Inc.
5.50%, 3/1/28(a)	410,000	414,535
AECOM
5.13%, 3/15/27	497,000	552,858
Allison Transmission, Inc.
5.88%, 6/1/29(a)(b)	670,000	729,677
Ally Financial, Inc.
8.00%, 11/1/31	539,000	777,917
AMC Networks, Inc.
5.00%, 4/1/24	98,000	99,569
4.75%, 8/1/25	693,000	711,462
AmeriGas Partners L.P.
5.50%, 5/20/25	600,000	663,174
5.75%, 5/20/27	300,000	339,234
Amkor Technology, Inc.
6.63%, 9/15/27(a)	332,000	356,043
Antero Midstream Partners L.P.
5.75%, 1/15/28(a)	845,000	876,561
Antero Resources Corp.
7.63%, 2/1/29(a)	654,000	731,564
Apache Corp.
5.10%, 9/1/40	200,000	224,226
4.75%, 4/15/43	490,000	531,165
APX Group, Inc.
6.75%, 2/15/27(a)	498,000	529,787
Aramark Services, Inc.
6.38%, 5/1/25(a)	462,000	486,708
5.00%, 2/1/28(a)	571,000	589,500
Archrock Partners L.P.
6.88%, 4/1/27(a)	426,000	447,794
6.25%, 4/1/28(a)	210,000	217,209
ASGN, Inc.
4.63%, 5/15/28(a)	189,000	197,395
Audacy Capital Corp.
6.75%, 3/31/29(a)(b)	397,000	400,652
Avantor Funding, Inc.
4.63%, 7/15/28(a)	300,000	316,374
Avient Corp.
5.75%, 5/15/25(a)	135,000	142,339
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	374,000	364,231
B&G Foods, Inc.
5.25%, 4/1/25	283,000	290,112
5.25%, 9/15/27(b)	257,000	268,457
Ball Corp.
4.00%, 11/15/23	124,000	131,013
5.25%, 7/1/25	377,000	421,358
2.88%, 8/15/30	100,000	97,220
Bally’s Corp.
6.75%, 6/1/27(a)	189,000	206,184
Bath & Body Works, Inc.
5.25%, 2/1/28	336,000	370,810
6.88%, 11/1/35	1,039,000	1,305,316
6.75%, 7/1/36	161,000	200,554
Bausch Health Americas, Inc.
9.25%, 4/1/26(a)	909,000	972,430
Bed Bath & Beyond, Inc.
5.17%, 8/1/44	270,000	232,721
Berry Global, Inc.
4.50%, 2/15/26(a)	382,000	389,510
5.63%, 7/15/27(a)	39,000	41,203
Black Knight InfoServ LLC
3.63%, 9/1/28(a)	374,000	376,824
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(a)	156,000	160,100
Boyd Gaming Corp.
8.63%, 6/1/25(a)	369,000	399,878
4.75%, 12/1/27	290,000	299,564
Brink’s Co. (The)
4.63%, 10/15/27(a)	50,000	52,031
Brookfield Property REIT, Inc.
5.75%, 5/15/26(a)(b)	473,000	491,773
Builders FirstSource, Inc.
5.00%, 3/1/30(a)	243,000	259,344
Cable One, Inc.
4.00%, 11/15/30(a)	140,000	139,549
Catalent Pharma Solutions, Inc.
3.13%, 2/15/29(a)	250,000	245,460
CCO Holdings LLC
5.13%, 5/1/27(a)	341,000	355,441
5.00%, 2/1/28(a)	230,000	240,389
5.38%, 6/1/29(a)	292,000	315,877
4.75%, 3/1/30(a)	490,000	512,550
4.50%, 8/15/30(a)	850,000	877,191
4.25%, 2/1/31(a)	10,000	10,179
4.50%, 5/1/32	113,000	116,461
CDK Global, Inc.
4.88%, 6/1/27	306,000	320,615
CDW LLC
4.25%, 4/1/28	445,000	464,638
Cedar Fair L.P.
5.50%, 5/1/25(a)	594,000	620,100
Centene Corp.
3.00%, 10/15/30	1,040,000	1,067,217
CF Industries, Inc.
5.38%, 3/15/44	335,000	425,932
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	410,000	426,683
Charter Communications Operating LLC
3.70%, 4/1/51	1,622,000	1,574,443
Chemours Co. (The)
5.38%, 5/15/27(b)	426,000	459,858
Churchill Downs, Inc.
5.50%, 4/1/27(a)	354,000	369,031
Clean Harbors, Inc.
4.88%, 7/15/27(a)	178,000	185,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2021

Investments	Principal Amount	Value
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(a)	$920,000	$970,600
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	357,000	378,099
3.75%, 2/15/31(a)	356,000	359,279
CNX Resources Corp.
7.25%, 3/14/27(a)	417,000	444,439
6.00%, 1/15/29(a)	10,000	10,589
CommScope Technologies LLC
6.00%, 6/15/25(a)	803,000	815,944
5.00%, 3/15/27(a)(b)	939,000	894,228
CommScope, Inc.
6.00%, 3/1/26(a)	350,000	363,843
8.25%, 3/1/27(a)	430,000	451,251
Community Health Systems, Inc.
6.63%, 2/15/25(a)	1,042,000	1,091,526
8.00%, 3/15/26(a)	438,000	464,911
8.00%, 12/15/27(a)	604,000	661,084
6.88%, 4/15/29(a)	450,000	451,112
4.75%, 2/15/31(a)	1,290,000	1,299,146
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	370,000	395,108
Consolidated Communications, Inc.
6.50%, 10/1/28(a)	350,000	382,312
Continental Resources, Inc.
4.50%, 4/15/23	12,000	12,456
4.38%, 1/15/28	360,000	398,689
4.90%, 6/1/44	141,000	158,092
CoreLogic, Inc.
4.50%, 5/1/28(a)	280,000	278,491
Cornerstone Building Brands, Inc.
6.13%, 1/15/29(a)(b)	350,000	372,407
Coty, Inc.
6.50%, 4/15/26(a)(b)	286,000	293,356
Crestwood Midstream Partners L.P.
5.75%, 4/1/25	596,000	611,025
Crown Americas LLC
4.75%, 2/1/26	50,000	51,640
CSC Holdings LLC
5.50%, 4/15/27(a)	400,000	413,132
5.38%, 2/1/28(a)	1,128,000	1,180,136
7.50%, 4/1/28(a)	550,000	595,414
6.50%, 2/1/29(a)	500,000	542,015
4.63%, 12/1/30(a)	782,000	742,048
CVR Partners L.P.
9.25%, 6/15/23(a)	65,000	65,237
DaVita, Inc.
4.63%, 6/1/30(a)	450,000	463,514
3.75%, 2/15/31(a)	1,362,000	1,327,092
Del Monte Foods, Inc.
11.88%, 5/15/25(a)	164,000	185,402
Delta Air Lines, Inc.
3.63%, 3/15/22	93,000	93,900
3.80%, 4/19/23	230,000	239,550
2.90%, 10/28/24	679,000	696,179
3.75%, 10/28/29(b)	286,000	291,774
Devon Energy Corp.
5.00%, 6/15/45	171,000	200,805
Diamond Sports Group LLC
5.38%, 8/15/26(a)	1,335,000	887,254
6.63%, 8/15/27(a)	1,604,000	714,085
DISH DBS Corp.
5.88%, 7/15/22	4,000	4,125
5.00%, 3/15/23	476,000	494,550
5.88%, 11/15/24	433,000	465,886
7.75%, 7/1/26	1,539,000	1,740,917
5.13%, 6/1/29	383,000	376,014
Diversified Healthcare Trust
4.75%, 2/15/28	317,000	320,309
4.38%, 3/1/31	596,000	577,405
Dycom Industries, Inc.
4.50%, 4/15/29(a)(b)	190,000	191,379
Edgewell Personal Care Co.
4.13%, 4/1/29(a)	110,000	109,947
Element Solutions, Inc.
3.88%, 9/1/28(a)	370,000	376,168
Encompass Health Corp.
4.50%, 2/1/28	547,000	568,289
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	471,000	479,732
4.38%, 3/31/29(a)	231,000	229,635
EnLink Midstream LLC
5.63%, 1/15/28(a)	70,000	74,642
EnLink Midstream Partners L.P.
5.45%, 6/1/47	290,000	278,997
EPR Properties
3.75%, 8/15/29	176,000	181,940
EQM Midstream Partners L.P.
6.00%, 7/1/25(a)	284,000	311,985
5.50%, 7/15/28	1,097,000	1,209,157
4.75%, 1/15/31(a)	300,000	312,357
6.50%, 7/15/48	161,000	184,748
Fluor Corp.
4.25%, 9/15/28(b)	452,000	467,015
Ford Motor Co.
8.50%, 4/21/23	897,000	986,655
9.00%, 4/22/25	972,000	1,169,569
4.35%, 12/8/26	385,000	411,496
9.63%, 4/22/30	223,000	316,515
4.75%, 1/15/43	301,000	317,082
5.29%, 12/8/46	218,000	243,401
Ford Motor Credit Co. LLC
3.34%, 3/28/22	50,000	50,442
3.35%, 11/1/22	200,000	203,700
4.14%, 2/15/23	7,000	7,210
4.54%, 8/1/26	150,000	161,742
Fortress Transportation & Infrastructure Investors LLC
5.50%, 5/1/28(a)	426,000	429,817
Freeport-McMoRan, Inc.
3.88%, 3/15/23	526,000	543,121
5.25%, 9/1/29	475,000	516,724
5.40%, 11/14/34	134,000	161,170
5.45%, 3/15/43	204,000	251,330
Gartner, Inc.
3.75%, 10/1/30(a)	287,000	295,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2021

Investments	Principal Amount	Value
Gates Global LLC
6.25%, 1/15/26(a)	$250,000	$259,363
Genesis Energy L.P.
7.75%, 2/1/28	1,114,000	1,114,802
GLP Capital L.P.
5.38%, 4/15/26	150,000	170,829
4.00%, 1/15/31	322,000	347,786
Go Daddy Operating Co. LLC
3.50%, 3/1/29(a)	350,000	347,606
Golden Nugget, Inc.
6.75%, 10/15/24(a)	450,000	450,725
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/26	454,000	466,612
4.88%, 3/15/27(b)	300,000	323,838
5.25%, 7/15/31(a)	923,000	987,924
GrafTech Finance, Inc.
4.63%, 12/15/28(a)	200,000	205,720
Gray Television, Inc.
5.88%, 7/15/26(a)	548,000	566,457
7.00%, 5/15/27(a)	320,000	343,469
4.75%, 10/15/30(a)	10,000	9,840
Greif, Inc.
6.50%, 3/1/27(a)	511,000	535,293
Griffon Corp.
5.75%, 3/1/28	444,000	469,739
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	262,000	267,211
GrubHub Holdings, Inc.
5.50%, 7/1/27(a)	299,000	310,425
Hanesbrands, Inc.
4.88%, 5/15/26(a)(b)	495,000	536,432
HCA, Inc.
5.38%, 2/1/25	94,000	105,092
5.88%, 2/1/29	250,000	300,743
3.50%, 9/1/30	1,259,000	1,334,515
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/25(a)	364,000	381,199
5.75%, 5/1/28(a)	339,000	365,591
Hilton Worldwide Finance LLC
4.88%, 4/1/27	535,000	553,821
HLF Financing Sarl LLC
4.88%, 6/1/29(a)	311,000	310,835
Holly Energy Partners L.P.
5.00%, 2/1/28(a)	285,000	289,871
Hologic, Inc.
3.25%, 2/15/29(a)	260,000	260,177
Horizon Therapeutics USA, Inc.
5.50%, 8/1/27(a)	250,000	265,185
Hughes Satellite Systems Corp.
5.25%, 8/1/26	154,000	173,834
6.63%, 8/1/26(b)	404,000	460,055
iHeartCommunications, Inc.
8.38%, 5/1/27	1,400,000	1,496,544
4.75%, 1/15/28(a)	241,000	248,394
Ingevity Corp.
3.88%, 11/1/28(a)	240,000	239,645
IQVIA, Inc.
5.00%, 5/15/27(a)	200,000	208,116
Iron Mountain, Inc.
4.88%, 9/15/27(a)	203,000	210,874
5.25%, 3/15/28(a)	612,000	640,966
4.88%, 9/15/29(a)	518,000	543,247
5.63%, 7/15/32(a)	1,096,000	1,178,704
iStar, Inc.
4.75%, 10/1/24	200,000	212,434
4.25%, 8/1/25	160,000	166,334
J2 Global, Inc.
4.63%, 10/15/30(a)	350,000	372,516
JBS USA LUX S.A.
6.75%, 2/15/28(a)	434,000	471,107
6.50%, 4/15/29(a)	179,000	200,061
5.50%, 1/15/30(a)	236,000	262,779
Kaiser Aluminum Corp.
4.50%, 6/1/31(a)	330,000	339,323
KAR Auction Services, Inc.
5.13%, 6/1/25(a)	350,000	354,165
Kennedy-Wilson, Inc.
5.00%, 3/1/31	421,000	430,675
KFC Holding Co.
4.75%, 6/1/27(a)	193,000	201,760
Koppers, Inc.
6.00%, 2/15/25(a)	365,000	375,476
Kraft Heinz Foods Co.
5.20%, 7/15/45	589,000	743,666
4.38%, 6/1/46	1,610,000	1,838,314
5.50%, 6/1/50	36,000	47,508
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/27(a)	320,000	318,710
Lamar Media Corp.
4.00%, 2/15/30	325,000	334,636
3.63%, 1/15/31(b)	110,000	110,112
Lamb Weston Holdings, Inc.
4.63%, 11/1/24(a)	5,000	5,133
4.88%, 11/1/26(a)	277,000	284,141
4.88%, 5/15/28(a)	9,000	9,905
Lennar Corp.
4.13%, 1/15/22	110,000	110,188
4.75%, 11/29/27	70,000	81,149
Level 3 Financing, Inc.
5.38%, 5/1/25	400,000	409,252
4.25%, 7/1/28(a)	415,000	419,511
3.63%, 1/15/29(a)	817,000	792,564
Lions Gate Capital Holdings LLC
5.50%, 4/15/29(a)	382,000	395,229
Lithia Motors, Inc.
4.38%, 1/15/31(a)	98,000	105,046
LPL Holdings, Inc.
4.00%, 3/15/29(a)	204,000	209,896
Lumen Technologies, Inc.
5.80%, 3/15/22, Series T	330,000	336,445
6.75%, 12/1/23, Series W	514,000	564,403
7.50%, 4/1/24, Series Y	177,000	196,088
5.63%, 4/1/25	350,000	381,045
5.13%, 12/15/26(a)	811,000	841,794
Marriott Ownership Resorts, Inc.
6.13%, 9/15/25(a)	575,000	609,218
Masonite International Corp.
5.38%, 2/1/28(a)	216,000	227,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2021

Investments	Principal Amount	Value
Mattel, Inc.
5.88%, 12/15/27(a)	$220,000	$238,473
Maxim Crane Works Holdings Capital LLC
10.13%, 8/1/24(a)	418,000	429,123
MEDNAX, Inc.
6.25%, 1/15/27(a)	391,000	412,071
MGM Growth Properties Operating Partnership L.P.
5.63%, 5/1/24	500,000	544,370
4.50%, 9/1/26	553,000	602,670
MGM Resorts International
6.75%, 5/1/25	415,000	439,551
4.63%, 9/1/26	76,000	79,880
5.50%, 4/15/27	731,000	796,256
4.75%, 10/15/28	58,000	61,177
Michaels Cos., Inc.(The)
7.88%, 5/1/29(a)	1,002,000	1,040,216
Microchip Technology, Inc.
4.25%, 9/1/25	212,000	221,735
Midwest Gaming Borrower LLC
4.88%, 5/1/29(a)	270,000	275,144
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	400,000	422,336
MPH Acquisition Holdings LLC
5.75%, 11/1/28(a)(b)	771,000	727,654
MPT Operating Partnership L.P.
5.25%, 8/1/26	212,000	218,767
5.00%, 10/15/27	198,000	208,963
4.63%, 8/1/29	181,000	194,242
MSCI, Inc.
4.00%, 11/15/29(a)	370,000	392,159
3.88%, 2/15/31(a)	19,000	19,950
Murphy Oil USA, Inc.
4.75%, 9/15/29	92,000	97,963
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	1,195,000	1,253,758
Navient Corp.
5.50%, 1/25/23	417,000	436,295
6.13%, 3/25/24	621,000	665,929
5.88%, 10/25/24	174,000	186,690
6.75%, 6/25/25	274,000	299,556
6.75%, 6/15/26	361,000	398,974
5.00%, 3/15/27	162,000	166,884
4.88%, 3/15/28	290,000	292,685
NCR Corp.
5.00%, 10/1/28(a)	840,000	864,209
5.13%, 4/15/29(a)	440,000	454,256
Newell Brands, Inc.
4.35%, 4/1/23	15,000	15,644
4.70%, 4/1/26	238,000	262,471
6.00%, 4/1/46	223,000	286,972
Newmark Group, Inc.
6.13%, 11/15/23	115,000	124,851
News Corp.
3.88%, 5/15/29(a)	300,000	308,484
Nexstar Media, Inc.
5.63%, 7/15/27(a)	600,000	636,054
4.75%, 11/1/28(a)	340,000	352,879
NextEra Energy Operating Partners L.P.
4.25%, 7/15/24(a)	88,000	93,284
4.25%, 9/15/24(a)	7,000	7,433
3.88%, 10/15/26(a)	209,000	222,865
Nielsen Finance LLC
5.88%, 10/1/30(a)	680,000	716,577
Nordstrom, Inc.
5.00%, 1/15/44	595,000	586,706
NortonLifeLock, Inc.
5.00%, 4/15/25(a)	377,000	383,390
NRG Energy, Inc.
5.75%, 1/15/28	524,000	558,118
5.25%, 6/15/29(a)	631,000	673,567
Nuance Communications, Inc.
5.63%, 12/15/26	215,000	222,953
NuStar Logistics L.P.
5.63%, 4/28/27	473,000	504,961
6.38%, 10/1/30	310,000	344,305
Occidental Petroleum Corp.
2.90%, 8/15/24	550,000	560,731
3.40%, 4/15/26	271,000	278,368
3.50%, 8/15/29	300,000	305,478
6.63%, 9/1/30	300,000	370,464
6.45%, 9/15/36	713,000	898,209
4.50%, 7/15/44	900,000	904,932
4.40%, 4/15/46	250,000	249,155
4.40%, 8/15/49	500,000	491,945
Oceaneering International, Inc.
4.65%, 11/15/24(b)	225,000	231,527
Olin Corp.
5.13%, 9/15/27(b)	743,000	772,222
ON Semiconductor Corp.
3.88%, 9/1/28(a)	248,000	256,474
OneMain Finance Corp.
5.63%, 3/15/23	311,000	327,555
6.13%, 3/15/24	349,000	373,043
6.88%, 3/15/25	634,000	712,876
8.88%, 6/1/25	314,000	340,951
7.13%, 3/15/26	91,000	105,416
5.38%, 11/15/29	665,000	722,030
4.00%, 9/15/30	533,000	530,719
Organon & Co.
4.13%, 4/30/28(a)	300,000	306,330
5.13%, 4/30/31(a)	1,320,000	1,387,412
Outfront Media Capital LLC
4.63%, 3/15/30(a)	422,000	423,519
Owens & Minor, Inc.
4.50%, 3/31/29(a)(b)	287,000	290,212
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/23(a)	641,000	678,293
Par Pharmaceutical, Inc.
7.50%, 4/1/27(a)	1,278,000	1,301,886
Park Intermediate Holdings LLC
5.88%, 10/1/28(a)	500,000	529,505
Party City Holdings, Inc.
8.75%, 2/15/26(a)	524,000	548,790
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	248,000	249,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2021

Investments	Principal Amount	Value
PBF Holding Co. LLC
9.25%, 5/15/25(a)	$522,000	$495,023
7.25%, 6/15/25	679,000	458,121
6.00%, 2/15/28	490,000	313,605
PBF Logistics L.P.
6.88%, 5/15/23(b)	383,000	373,938
Peabody Energy Corp.
6.38%, 3/31/25(a)	511,000	442,536
Pilgrim’s Pride Corp.
5.88%, 9/30/27(a)	223,000	236,866
4.25%, 4/15/31(a)	170,000	181,903
Plains All American Pipeline L.P.
4.70%, 6/15/44	310,000	333,427
Plantronics, Inc.
4.75%, 3/1/29(a)(b)	303,000	284,135
Post Holdings, Inc.
5.75%, 3/1/27(a)	537,000	558,373
5.63%, 1/15/28(a)	276,000	290,360
5.50%, 12/15/29(a)	189,000	200,761
4.63%, 4/15/30(a)	768,000	775,434
4.50%, 9/15/31(a)	837,000	830,346
Prestige Brands, Inc.
3.75%, 4/1/31(a)	288,000	278,220
Prime Healthcare Services, Inc.
7.25%, 11/1/25(a)	580,000	622,642
Prime Security Services Borrower LLC
5.25%, 4/15/24(a)	550,000	587,466
5.75%, 4/15/26(a)	627,000	678,765
6.25%, 1/15/28(a)	642,000	664,939
QVC, Inc.
4.38%, 3/15/23	15,000	15,655
4.85%, 4/1/24	48,000	51,894
4.45%, 2/15/25	280,000	301,336
4.75%, 2/15/27	322,000	341,545
Rackspace Technology Global, Inc.
3.50%, 2/15/28(a)	522,000	504,393
Radian Group, Inc.
6.63%, 3/15/25	171,000	191,607
Realogy Group LLC
7.63%, 6/15/25(a)	748,000	798,804
Renewable Energy Group, Inc.
5.88%, 6/1/28(a)	360,000	372,550
RHP Hotel Properties L.P.
4.75%, 10/15/27	204,000	211,521
4.50%, 2/15/29(a)	340,000	341,234
Sabre GLBL, Inc.
9.25%, 4/15/25(a)	588,000	680,240
Sally Holdings LLC
5.63%, 12/1/25	151,000	154,912
SBA Communications Corp.
4.88%, 9/1/24	156,000	158,884
Scientific Games International, Inc.
5.00%, 10/15/25(a)	766,000	788,252
8.25%, 3/15/26(a)	570,000	607,745
7.25%, 11/15/29(a)	363,000	408,484
Scotts Miracle-Gro Co. (The)
4.00%, 4/1/31(a)	113,000	112,940
Scripps Escrow II, Inc.
5.38%, 1/15/31(a)	662,000	651,752
Select Medical Corp.
6.25%, 8/15/26(a)	552,000	581,146
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	303,000	305,412
Service Corp. International
4.63%, 12/15/27	255,000	268,714
5.13%, 6/1/29	67,000	72,917
3.38%, 8/15/30	327,000	327,150
Service Properties Trust
4.35%, 10/1/24	750,000	761,092
Silgan Holdings, Inc.
4.13%, 2/1/28	168,000	172,776
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)(b)	469,000	465,679
4.13%, 12/1/30(a)	200,000	196,254
Sirius XM Radio, Inc.
5.50%, 7/1/29(a)	462,000	501,483
4.13%, 7/1/30(a)	810,000	815,014
Six Flags Entertainment Corp.
4.88%, 7/31/24(a)	524,000	529,151
5.50%, 4/15/27(a)(b)	124,000	128,305
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(a)	74,000	78,871
Spectrum Brands, Inc.
5.75%, 7/15/25	100,000	102,890
3.88%, 3/15/31(a)	203,000	205,408
Spirit AeroSystems, Inc.
5.50%, 1/15/25(a)	238,000	251,864
7.50%, 4/15/25(a)	450,000	476,955
4.60%, 6/15/28(b)	384,000	381,711
Sprint Corp.
7.88%, 9/15/23	100,000	111,841
7.13%, 6/15/24	300,000	341,748
7.63%, 2/15/25	700,000	819,007
7.63%, 3/1/26	480,000	582,226
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	455,000	481,668
SSL Robotics LLC
9.75%, 12/31/23(a)	371,000	403,578
Station Casinos LLC
4.50%, 2/15/28(a)	200,000	203,442
Suburban Propane Partners L.P.
5.00%, 6/1/31(a)	328,000	340,582
Sunoco L.P.
5.50%, 2/15/26	578,000	590,265
Surgery Center Holdings, Inc.
10.00%, 4/15/27(a)(b)	200,000	216,788
Syneos Health, Inc.
3.63%, 1/15/29(a)	150,000	149,631
T-Mobile USA, Inc.
5.38%, 4/15/27	205,000	215,416
4.75%, 2/1/28	443,000	470,931
2.88%, 2/15/31	430,000	434,227
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	210,000	226,279
TEGNA, Inc.
4.63%, 3/15/28	381,000	389,992
5.00%, 9/15/29	530,000	546,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2021

Investments	Principal Amount	Value
Teleflex, Inc.
4.63%, 11/15/27	$279,000	$293,050
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)	120,000	123,704
Tenet Healthcare Corp.
6.75%, 6/15/23	696,000	750,441
4.63%, 7/15/24	51,000	51,856
4.63%, 9/1/24(a)	514,000	526,213
4.88%, 1/1/26(a)	515,000	533,504
6.25%, 2/1/27(a)	415,000	432,048
6.13%, 10/1/28(a)	1,150,000	1,207,948
Tenneco, Inc.
5.00%, 7/15/26(b)	658,000	649,729
7.88%, 1/15/29(a)	370,000	414,156
Terex Corp.
5.00%, 5/15/29(a)	309,000	319,741
TerraForm Power Operating LLC
4.25%, 1/31/23(a)	560,000	575,719
5.00%, 1/31/28(a)	417,000	449,935
Time Warner Cable LLC
4.50%, 9/15/42	204,000	221,613
Townsquare Media, Inc.
6.88%, 2/1/26(a)	400,000	421,224
TransDigm, Inc.
6.25%, 3/15/26(a)	786,000	822,565
6.38%, 6/15/26	519,000	536,563
5.50%, 11/15/27	482,000	496,311
4.88%, 5/1/29	1,288,000	1,292,972
Transocean, Inc.
11.50%, 1/30/27(a)	776,000	800,095
8.00%, 2/1/27(a)	300,000	236,550
Travel & Leisure Co.
6.63%, 7/31/26(a)	230,000	262,241
TreeHouse Foods, Inc.
4.00%, 9/1/28(b)	244,000	238,978
TriNet Group, Inc.
3.50%, 3/1/29(a)	123,000	123,913
Tronox, Inc.
4.63%, 3/15/29(a)	529,000	527,397
TTM Technologies, Inc.
4.00%, 3/1/29(a)	230,000	229,379
Tutor Perini Corp.
6.88%, 5/1/25(a)(b)	368,000	377,988
Twitter, Inc.
3.88%, 12/15/27(a)	188,000	199,883
U.S. Foods, Inc.
6.25%, 4/15/25(a)	397,000	416,973
4.75%, 2/15/29(a)	330,000	339,593
Under Armour, Inc.
3.25%, 6/15/26(b)	153,000	158,474
United Natural Foods, Inc.
6.75%, 10/15/28(a)	250,000	270,898
United Rentals North America, Inc.
5.50%, 5/15/27	700,000	735,749
4.88%, 1/15/28	269,000	284,839
5.25%, 1/15/30	9,000	9,862
Uniti Group L.P.
7.88%, 2/15/25(a)	2,000,000	2,114,340
Univar Solutions USA, Inc.
5.13%, 12/1/27(a)	178,000	187,171
Universal Health Services, Inc.
2.65%, 10/15/30(a)	105,000	105,833
Urban One, Inc.
7.38%, 2/1/28(a)	554,000	594,747
USA Compression Partners L.P.
6.88%, 4/1/26	395,000	412,104
Vail Resorts, Inc.
6.25%, 5/15/25(a)	217,000	229,671
Valvoline, Inc.
4.25%, 2/15/30(a)	310,000	321,569
3.63%, 6/15/31(a)	90,000	89,372
Vector Group Ltd.
5.75%, 2/1/29(a)	310,000	310,378
ViacomCBS, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3- month U.S. dollar London Interbank Offered Rate + 3.90% thereafter)(c)	250,000	253,745
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; 3- month U.S. dollar London Interbank Offered Rate + 3.90% thereafter)(c)	189,000	216,647
VICI Properties LP
4.63%, 12/1/29(a)	300,000	324,903
4.13%, 8/15/30(a)	640,000	680,595
Victors Merger Corp.
6.38%, 5/15/29(a)	376,000	360,464
Vine Energy Holdings LLC
6.75%, 4/15/29(a)	610,000	659,337
Vista Outdoor, Inc.
4.50%, 3/15/29(a)	328,000	333,802
Vistra Operations Co. LLC
5.50%, 9/1/26(a)	737,000	758,005
5.63%, 2/15/27(a)	960,000	994,646
W&T Offshore, Inc.
9.75%, 11/1/23(a)	442,000	421,009
WESCO Distribution, Inc.
7.13%, 6/15/25(a)	916,000	979,204
Western Digital Corp.
4.75%, 2/15/26	453,000	502,123
Western Midstream Operating L.P.
3.95%, 6/1/25	749,000	791,828
4.65%, 7/1/26	320,000	346,659
5.30%, 2/1/30	371,000	410,363
Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/28	10,000	11,523
Williams Scotsman International, Inc.
4.63%, 8/15/28(a)	342,000	356,898
WR Grace & Co-Conn
4.88%, 6/15/27(a)	200,000	207,332
Xerox Corp.
4.38%, 3/15/23	290,000	300,307
Xerox Holdings Corp.
5.50%, 8/15/28(a)	681,000	704,515

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2021

Investments	Principal Amount	Value
XPO Logistics, Inc.
6.25%, 5/1/25(a)	$401,000	$423,648
Yum! Brands, Inc.
4.75%, 1/15/30(a)	20,000	21,705

TOTAL U.S. CORPORATE BONDS (Cost: $180,619,915)		183,775,452

FOREIGN CORPORATE BONDS - 0.7%

Canada - 0.3%
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	340,000	351,849
Primo Water Holdings, Inc.
4.38%, 4/30/29(a)	270,000	268,974

Total Canada		620,823

Germany - 0.4%
Deutsche Bank AG
5.88%, 7/8/31, (5.88% fixed rate until 4/8/30; Secured Overnight Financing Rate + 5.44% thereafter)(c)	545,000	646,119

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,237,381)		1,266,942

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%

United States - 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $6,675,530)	6,675,530	6,675,530

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $188,532,826)		191,717,924
Other Assets less Liabilities - (1.1)%		(2,088,698)

NET ASSETS - 100.0%		$189,629,226

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2021. At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,360,010 and the total market value of the collateral held by the Fund was $7,608,154. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $932,624.

(c)	Rate shown reflects the accrual rate as of September 30, 2021 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$183,775,452	$—	$183,775,452
Foreign Corporate Bonds	—	1,266,942	—	1,266,942
Investment of Cash Collateral for Securities Loaned	—	6,675,530	—	6,675,530

Total Investments in Securities	$—	$191,717,924	$—	$191,717,924

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2021

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 95.6%

United States - 95.6%
3M Co.
2.65%, 4/15/25	$99,000	$104,546
Abbott Laboratories
3.40%, 11/30/23	74,000	78,315
AbbVie, Inc.
2.90%, 11/6/22	82,000	84,230
3.20%, 11/6/22	50,000	51,305
2.85%, 5/14/23	139,000	143,861
2.60%, 11/21/24	223,000	234,464
3.80%, 3/15/25	277,000	301,008
3.60%, 5/14/25	334,000	361,659
3.20%, 5/14/26	99,000	106,776
Aetna, Inc.
2.80%, 6/15/23	156,000	161,575
Aflac, Inc.
3.63%, 11/15/24	46,000	50,077
Agilent Technologies, Inc.
3.88%, 7/15/23	87,000	91,772
Aircastle Ltd.
4.13%, 5/1/24	63,000	67,036
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	87,000	94,090
Allstate Corp. (The)
0.75%, 12/15/25	37,000	36,555
Ally Financial, Inc.
3.88%, 5/21/24	156,000	167,817
4.63%, 3/30/25	62,000	68,929
5.80%, 5/1/25(a)	37,000	42,615
Alphabet, Inc.
2.00%, 8/15/26	33,000	34,493
Altria Group, Inc.
4.00%, 1/31/24	10,000	10,756
4.40%, 2/14/26	136,000	152,603
Amazon.com, Inc.
3.80%, 12/5/24	9,000	9,827
0.80%, 6/3/25	139,000	138,810
American Express Co.
2.65%, 12/2/22	49,000	50,348
3.40%, 2/22/24	79,000	84,112
3.00%, 10/30/24	43,000	45,904
3.63%, 12/5/24	60,000	65,101
American Honda Finance Corp.
2.15%, 9/10/24	179,000	186,160
1.20%, 7/8/25	75,000	75,454
American International Group, Inc.
4.13%, 2/15/24	64,000	69,124
2.50%, 6/30/25	54,000	56,568
3.90%, 4/1/26	110,000	121,920
American Water Capital Corp.
3.40%, 3/1/25	40,000	43,098
Ameriprise Financial, Inc.
4.00%, 10/15/23	94,000	100,682
3.70%, 10/15/24	9,000	9,802
Amgen, Inc.
3.63%, 5/22/24	153,000	163,926
Amphenol Corp.
3.20%, 4/1/24	25,000	26,396
Anthem, Inc.
3.13%, 5/15/22	59,000	60,029
3.30%, 1/15/23	54,000	56,021
3.50%, 8/15/24	121,000	129,662
3.35%, 12/1/24	9,000	9,664
Apple, Inc.
2.85%, 5/11/24	136,000	143,560
2.50%, 2/9/25	120,000	126,344
0.55%, 8/20/25	10,000	9,853
3.25%, 2/23/26	141,000	153,519
Arrow Electronics, Inc.
3.25%, 9/8/24	82,000	86,981
AT&T, Inc.
3.00%, 6/30/22	49,000	49,740
3.95%, 1/15/25	34,000	37,147
3.40%, 5/15/25	167,000	180,106
4.13%, 2/17/26	136,000	151,834
1.70%, 3/25/26	59,000	59,772
AvalonBay Communities, Inc.
4.20%, 12/15/23	77,000	82,472
2.95%, 5/11/26	9,000	9,656
Avangrid, Inc.
3.20%, 4/15/25	66,000	70,338
Bank of America Corp.
3.30%, 1/11/23	87,000	90,313
4.13%, 1/22/24	19,000	20,547
4.20%, 8/26/24	131,000	143,340
0.81%, 10/24/24, (0.81% fixed rate until 10/24/23; Secured Overnight Financing Rate + 0.74% thereafter)(b)	143,000	143,521
4.00%, 1/22/25	15,000	16,320
3.46%, 3/15/25, (3.458% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 0.97% thereafter)(b)	353,000	375,723
3.95%, 4/21/25, Series L	93,000	101,382
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(b)	161,000	171,062
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(b)	283,000	302,524
4.45%, 3/3/26	94,000	105,342
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(b)	107,000	107,003
Bank of New York Mellon Corp. (The)
2.20%, 8/16/23	100,000	103,236
1.60%, 4/24/25	15,000	15,333
BBVA USA
2.50%, 8/27/24	162,000	169,977
Becton Dickinson and Co.
3.36%, 6/6/24	33,000	35,089
3.73%, 12/15/24	23,000	24,883
Berkshire Hathaway, Inc.
3.13%, 3/15/26	56,000	60,780
Biogen, Inc.
3.63%, 9/15/22	84,000	86,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2021

Investments	Principal Amount	Value
BlackRock, Inc.
3.50%, 3/18/24	$78,000	$83,636
Block Financial LLC
5.50%, 11/1/22	83,000	85,291
Boardwalk Pipelines L.P.
4.95%, 12/15/24	27,000	29,922
Boeing Co. (The)
4.88%, 5/1/25	207,000	230,555
2.20%, 2/4/26	308,000	310,495
3.10%, 5/1/26	500,000	527,970
Boston Scientific Corp.
3.38%, 5/15/22	20,000	20,370
3.45%, 3/1/24(a)	56,000	59,456
Brandywine Operating Partnership L.P.
4.10%, 10/1/24	64,000	68,945
Bristol-Myers Squibb Co.
3.25%, 2/20/23	58,000	60,212
3.88%, 8/15/25	49,000	54,027
Broadcom, Inc.
4.70%, 4/15/25	134,000	149,189
3.15%, 11/15/25	34,000	36,334
3.46%, 9/15/26	165,000	178,443
4.11%, 9/15/28	68,000	75,775
3.42%, 4/15/33(c)	292,000	302,778
Brunswick Corp.
0.85%, 8/18/24	48,000	47,997
Burlington Northern Santa Fe LLC
3.00%, 3/15/23	59,000	60,902
3.40%, 9/1/24	9,000	9,663
3.00%, 4/1/25	71,000	75,719
Capital One Financial Corp.
3.90%, 1/29/24	200,000	214,176
3.30%, 10/30/24	102,000	109,444
4.25%, 4/30/25	90,000	99,598
4.20%, 10/29/25	136,000	150,621
Caterpillar Financial Services Corp.
2.15%, 11/8/24	9,000	9,406
0.80%, 11/13/25	156,000	154,997
Celanese U.S. Holdings LLC
3.50%, 5/8/24	20,000	21,320
Charles Schwab Corp. (The)
4.20%, 3/24/25	48,000	53,060
3.63%, 4/1/25	60,000	64,981
3.85%, 5/21/25	92,000	100,814
3.45%, 2/13/26	9,000	9,846
Chevron Corp.
2.90%, 3/3/24	132,000	139,207
1.55%, 5/11/25	106,000	108,436
Chubb INA Holdings, Inc.
3.35%, 5/15/24	30,000	32,117
3.35%, 5/3/26	84,000	91,595
Cigna Corp.
3.25%, 4/15/25	114,000	121,934
4.13%, 11/15/25	81,000	90,017
4.50%, 2/25/26	134,000	151,128
Cisco Systems, Inc.
2.20%, 9/20/23	51,000	52,766
Citigroup, Inc.
4.05%, 7/30/22	50,000	51,509
3.75%, 6/16/24	99,000	107,087
4.00%, 8/5/24	56,000	60,739
3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month U.S. dollar London Interbank Offered Rate + 0.897% thereafter)(b)	91,000	96,690
0.98%, 5/1/25, (0.981% fixed rate until 5/1/24; Secured Overnight Financing Rate + 0.669% thereafter)(b)	72,000	72,298
4.40%, 6/10/25	273,000	302,167
5.50%, 9/13/25	128,000	147,800
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(b)	100,000	106,206
3.40%, 5/1/26	98,000	106,708
CME Group, Inc.
3.00%, 9/15/22	70,000	71,855
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	95,000	104,731
Comcast Corp.
3.60%, 3/1/24	133,000	142,668
3.70%, 4/15/24	9,000	9,681
3.38%, 8/15/25	68,000	73,741
3.95%, 10/15/25	135,000	149,873
Comerica, Inc.
3.70%, 7/31/23	77,000	81,334
Conagra Brands, Inc.
3.20%, 1/25/23	87,000	89,529
Connecticut Light & Power Co. (The)
2.50%, 1/15/23	56,000	57,256
Constellation Brands, Inc.
3.20%, 2/15/23	104,000	107,673
4.25%, 5/1/23	28,000	29,625
CVS Health Corp.
3.50%, 7/20/22	50,000	51,008
2.75%, 12/1/22	50,000	51,100
2.63%, 8/15/24	196,000	206,016
4.10%, 3/25/25	167,000	183,426
3.88%, 7/20/25	138,000	151,173
D.R. Horton, Inc.
2.50%, 10/15/24	115,000	120,487
Delmarva Power & Light Co.
3.50%, 11/15/23	100,000	105,797
Discover Financial Services
3.85%, 11/21/22	17,000	17,653
3.95%, 11/6/24	50,000	54,147
3.75%, 3/4/25	114,000	123,060
Discovery Communications LLC
3.95%, 6/15/25	100,000	109,104
Dominion Energy, Inc.
2.75%, 9/15/22, Series B	58,000	59,012
3.30%, 3/15/25, Series A	109,000	116,707
DTE Energy Co.
2.53%, 10/1/24, Series C	26,000	27,167
Duke Energy Corp.
2.40%, 8/15/22	40,000	40,669
3.95%, 10/15/23	63,000	66,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2021

Investments	Principal Amount	Value
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24, Series A	$99,000	$103,651
Eastman Chemical Co.
3.60%, 8/15/22	60,000	61,199
3.80%, 3/15/25	52,000	56,290
Eaton Corp.
2.75%, 11/2/22	88,000	90,287
eBay, Inc.
2.75%, 1/30/23	43,000	44,248
1.90%, 3/11/25	35,000	36,059
EI du Pont de Nemours and Co.
1.70%, 7/15/25	61,000	62,289
Eli Lilly & Co.
2.75%, 6/1/25	57,000	60,379
Entergy Arkansas LLC
3.50%, 4/1/26	50,000	54,656
Enterprise Products Operating LLC
3.90%, 2/15/24	78,000	83,283
3.75%, 2/15/25	140,000	151,880
EOG Resources, Inc.
2.63%, 3/15/23	45,000	46,234
3.15%, 4/1/25	68,000	72,645
Equitable Holdings, Inc.
3.90%, 4/20/23	61,000	64,018
Essex Portfolio L.P.
3.88%, 5/1/24	100,000	106,988
Estee Lauder Cos., Inc. (The)
2.00%, 12/1/24	30,000	31,261
Evergy, Inc.
2.45%, 9/15/24	36,000	37,600
Eversource Energy
3.80%, 12/1/23, Series N	43,000	45,823
Exelon Corp.
3.50%, 6/1/22	93,000	94,640
3.95%, 6/15/25	55,000	59,957
Exxon Mobil Corp.
2.73%, 3/1/23	35,000	36,066
2.71%, 3/6/25	143,000	150,958
2.99%, 3/19/25	185,000	197,378
FedEx Corp.
3.25%, 4/1/26	50,000	54,275
Fifth Third Bancorp
2.60%, 6/15/22	136,000	137,987
1.63%, 5/5/23	70,000	71,283
First Horizon Corp.
4.00%, 5/26/25	82,000	89,478
Fiserv, Inc.
3.80%, 10/1/23	135,000	143,545
2.75%, 7/1/24	122,000	128,503
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	94,000	100,003
Fox Corp.
3.05%, 4/7/25	47,000	50,048
General Dynamics Corp.
2.25%, 11/15/22	65,000	66,104
3.38%, 5/15/23	78,000	81,670
2.38%, 11/15/24(a)	9,000	9,454
3.25%, 4/1/25	9,000	9,668
General Mills, Inc.
2.60%, 10/12/22	78,000	79,657
3.70%, 10/17/23	49,000	52,030
Georgia Power Co.
2.10%, 7/30/23, Series A	71,000	73,152
2.20%, 9/15/24, Series A	82,000	85,248
Gilead Sciences, Inc.
3.50%, 2/1/25	283,000	304,655
3.65%, 3/1/26	98,000	107,392
Global Payments, Inc.
2.65%, 2/15/25	68,000	71,087
Harman International Industries, Inc.
4.15%, 5/15/25	64,000	70,110
HCA, Inc.
5.25%, 4/15/25	159,000	180,268
Healthcare Trust of America Holdings L.P.
3.50%, 8/1/26	57,000	61,862
Healthpeak Properties, Inc.
3.25%, 7/15/26	74,000	80,337
Helmerich & Payne, Inc.
4.65%, 3/15/25	69,000	76,846
Hershey Co. (The)
3.38%, 5/15/23	85,000	88,994
Hewlett Packard Enterprise Co.
1.45%, 4/1/24	81,000	82,313
Honeywell International, Inc.
1.35%, 6/1/25	56,000	56,865
Host Hotels & Resorts L.P.
4.00%, 6/15/25, Series E	58,000	62,224
HP, Inc.
2.20%, 6/17/25	54,000	55,776
Humana, Inc.
2.90%, 12/15/22	70,000	71,996
Huntington Bancshares, Inc.
4.00%, 5/15/25	111,000	121,789
Hyatt Hotels Corp.
5.38%, 4/23/25	74,000	82,694
Illumina, Inc.
0.55%, 3/23/23	49,000	49,019
Intel Corp.
2.88%, 5/11/24	97,000	102,621
Intercontinental Exchange, Inc.
2.35%, 9/15/22	104,000	105,918
3.45%, 9/21/23	35,000	36,965
International Business Machines Corp.
3.00%, 5/15/24	100,000	106,116
3.30%, 5/15/26	100,000	109,128
International Paper Co.
3.80%, 1/15/26	44,000	48,488
Interpublic Group of Cos., Inc. (The)
4.20%, 4/15/24	10,000	10,805
Interstate Power and Light Co.
3.25%, 12/1/24	60,000	64,111
Jabil, Inc.
4.70%, 9/15/22	40,000	41,608
Johnson & Johnson
2.05%, 3/1/23	51,000	52,189
JPMorgan Chase & Co.
3.25%, 9/23/22	50,000	51,500
2.97%, 1/15/23	186,000	187,408
3.38%, 5/1/23	50,000	52,296
3.88%, 2/1/24	71,000	76,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2021

Investments	Principal Amount	Value
3.88%, 9/10/24	$109,000	$118,593
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3- month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(b)	84,000	90,031
3.13%, 1/23/25	38,000	40,402
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(b)	359,000	379,366
0.82%, 6/1/25, (0.824% fixed rate until 6/1/24; Secured Overnight Financing Rate + 0.54% thereafter)(b)	200,000	199,932
3.90%, 7/15/25	138,000	150,909
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; Secured Overnight Financing Rate + 1.585% thereafter)(b)	104,000	106,629
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(b)	104,000	106,996
Kellogg Co.
2.65%, 12/1/23	37,000	38,720
Keurig Dr. Pepper, Inc.
4.06%, 5/25/23	27,000	28,544
3.40%, 11/15/25	97,000	105,198
KeyBank NA
3.40%, 5/20/26	250,000	271,800
Keysight Technologies, Inc.
4.55%, 10/30/24	58,000	64,150
Kimco Realty Corp.
2.70%, 3/1/24	97,000	101,041
KLA Corp.
4.65%, 11/1/24	45,000	49,684
Kroger Co. (The)
3.85%, 8/1/23	80,000	84,330
L3Harris Technologies, Inc.
3.85%, 6/15/23	98,000	103,303
Laboratory Corp. of America Holdings
2.30%, 12/1/24	145,000	151,013
3.60%, 2/1/25	18,000	19,352
Las Vegas Sands Corp.
3.20%, 8/8/24	127,000	130,433
Leidos, Inc.
2.95%, 5/15/23	107,000	110,798
Lincoln National Corp.
4.00%, 9/1/23	144,000	153,480
Linde, Inc.
2.70%, 2/21/23	52,000	53,432
Lockheed Martin Corp.
3.10%, 1/15/23	106,000	109,356
Loews Corp.
3.75%, 4/1/26	83,000	91,574
Lowe’s Cos., Inc.
2.50%, 4/15/26	116,000	122,418
M&T Bank Corp.
3.55%, 7/26/23	66,000	69,595
Marathon Petroleum Corp.
3.63%, 9/15/24	67,000	71,904
4.70%, 5/1/25	49,000	54,719
Marriott International, Inc.
3.60%, 4/15/24	108,000	114,997
5.75%, 5/1/25, Series EE	50,000	57,271
Marsh & McLennan Cos., Inc.
3.30%, 3/14/23	52,000	53,980
3.88%, 3/15/24	67,000	72,065
Martin Marietta Materials, Inc.
4.25%, 7/2/24	62,000	67,274
McCormick & Co., Inc.
2.70%, 8/15/22	89,000	90,677
McDonald’s Corp.
3.25%, 6/10/24	60,000	64,126
McKesson Corp.
2.70%, 12/15/22	50,000	51,103
Medtronic, Inc.
3.50%, 3/15/25	68,000	73,796
Merck & Co., Inc.
2.80%, 5/18/23	81,000	84,201
0.75%, 2/24/26	53,000	52,328
MetLife, Inc.
3.60%, 11/13/25	66,000	72,274
Micron Technology, Inc.
4.64%, 2/6/24	102,000	110,694
Microsoft Corp.
3.13%, 11/3/25(a)	65,000	70,450
2.40%, 8/8/26	86,000	91,402
Mid-America Apartments L.P.
3.75%, 6/15/24	50,000	53,606
MidAmerican Energy Co.
3.50%, 10/15/24	85,000	91,520
Molson Coors Beverage Co.
3.50%, 5/1/22	37,000	37,680
3.00%, 7/15/26	100,000	106,952
Mondelez International, Inc.
1.50%, 5/4/25	69,000	70,023
Moody’s Corp.
2.63%, 1/15/23	40,000	41,108
4.88%, 2/15/24	82,000	89,319
Morgan Stanley
2.75%, 5/19/22	60,000	60,971
3.13%, 1/23/23	75,000	77,665
3.74%, 4/24/24, (3.737% fixed rate until 4/24/23; 3- month U.S. dollar London Interbank Offered Rate + 0.847% thereafter)(b)	100,000	104,955
3.70%, 10/23/24	417,000	452,570
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(b)	293,000	307,005
4.00%, 7/23/25	100,000	110,239
5.00%, 11/24/25	131,000	149,743
3.88%, 1/27/26	205,000	226,755
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(b)	138,000	142,551
3.13%, 7/27/26	99,000	106,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2021

Investments	Principal Amount	Value
MPLX L.P.
4.50%, 7/15/23	$47,000	$49,761
4.88%, 12/1/24	75,000	83,097
4.00%, 2/15/25	68,000	73,783
MUFG Americas Holdings Corp.
3.00%, 2/10/25	50,000	53,052
National Retail Properties, Inc.
4.00%, 11/15/25	63,000	69,556
NetApp, Inc.
1.88%, 6/22/25	54,000	55,354
NewMarket Corp.
4.10%, 12/15/22	64,000	66,613
NextEra Energy Capital Holdings, Inc.
2.80%, 1/15/23	70,000	72,023
3.15%, 4/1/24	93,000	98,370
NIKE, Inc.
2.40%, 3/27/25	62,000	65,135
Norfolk Southern Corp.
3.85%, 1/15/24	84,000	89,401
Northern States Power Co.
2.60%, 5/15/23	54,000	55,359
Northern Trust Corp.
3.95%, 10/30/25	30,000	33,497
Northrop Grumman Corp.
3.25%, 8/1/23	130,000	136,672
Nucor Corp.
2.00%, 6/1/25	100,000	102,981
NVR, Inc.
3.95%, 9/15/22	39,000	39,947
Old Republic International Corp.
4.88%, 10/1/24	22,000	24,447
Omega Healthcare Investors, Inc.
4.38%, 8/1/23	10,000	10,593
5.25%, 1/15/26	118,000	134,046
Omnicom Group, Inc.
3.65%, 11/1/24	36,000	38,856
Oracle Corp.
3.63%, 7/15/23	166,000	175,474
2.95%, 11/15/24	48,000	50,954
2.50%, 4/1/25	165,000	172,710
2.95%, 5/15/25	142,000	150,649
1.65%, 3/25/26	106,000	107,529
2.65%, 7/15/26	102,000	107,581
Otis Worldwide Corp.
2.06%, 4/5/25	86,000	88,842
PACCAR Financial Corp.
1.80%, 2/6/25	52,000	53,534
PacifiCorp
3.60%, 4/1/24	64,000	68,246
Packaging Corp. of America
4.50%, 11/1/23	93,000	99,642
3.65%, 9/15/24	9,000	9,678
Parker-Hannifin Corp.
2.70%, 6/14/24	67,000	70,379
PayPal Holdings, Inc.
1.35%, 6/1/23	33,000	33,549
1.65%, 6/1/25	55,000	56,416
PECO Energy Co.
3.15%, 10/15/25	9,000	9,677
PepsiCo, Inc.
2.75%, 3/1/23	80,000	82,842
3.50%, 7/17/25	18,000	19,612
2.85%, 2/24/26	18,000	19,320
Pfizer, Inc.
3.40%, 5/15/24	75,000	80,495
Philip Morris International, Inc.
2.50%, 11/2/22	111,000	113,432
3.25%, 11/10/24	67,000	71,998
1.50%, 5/1/25	29,000	29,430
Phillips 66
3.85%, 4/9/25	130,000	141,748
Phillips 66 Partners L.P.
3.61%, 2/15/25	57,000	61,003
Pinnacle West Capital Corp.
1.30%, 6/15/25	54,000	53,987
Pioneer Natural Resources Co.
0.55%, 5/15/23	16,000	16,016
1.13%, 1/15/26	156,000	154,167
PNC Financial Services Group, Inc. (The)
3.50%, 1/23/24	137,000	145,776
2.20%, 11/1/24	51,000	53,412
PPG Industries, Inc.
1.20%, 3/15/26	80,000	79,624
PPL Capital Funding, Inc.
3.10%, 5/15/26	115,000	122,653
Precision Castparts Corp.
2.50%, 1/15/23	63,000	64,436
Procter & Gamble Co. (The)
0.55%, 10/29/25	10,000	9,858
1.00%, 4/23/26	30,000	30,033
Public Service Electric & Gas Co.
0.95%, 3/15/26	10,000	9,945
Public Service Enterprise Group, Inc.
2.65%, 11/15/22	25,000	25,595
2.88%, 6/15/24	82,000	86,337
0.80%, 8/15/25	36,000	35,397
Public Storage
0.88%, 2/15/26	50,000	49,435
QUALCOMM, Inc.
3.45%, 5/20/25	68,000	73,730
Quest Diagnostics, Inc.
3.45%, 6/1/26	73,000	79,452
Raytheon Technologies Corp.
3.95%, 8/16/25	124,000	136,623
Realty Income Corp.
4.65%, 8/1/23	45,000	47,984
3.88%, 4/15/25	24,000	26,295
Regions Financial Corp.
2.25%, 5/18/25	54,000	56,142
Reliance Steel & Aluminum Co.
4.50%, 4/15/23	35,000	36,737
1.30%, 8/15/25	59,000	58,893
Republic Services, Inc.
0.88%, 11/15/25	65,000	64,121
Rockwell Automation, Inc.
0.35%, 8/15/23	32,000	32,015
Roper Technologies, Inc.
3.13%, 11/15/22	23,000	23,550
3.65%, 9/15/23	73,000	77,361
1.00%, 9/15/25	16,000	15,921
Ross Stores, Inc.
0.88%, 4/15/26	90,000	88,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2021

Investments	Principal Amount	Value
Royalty Pharma PLC
0.75%, 9/2/23	$121,000	$121,390
salesforce.com, Inc.
3.25%, 4/11/23	35,000	36,504
San Diego Gas & Electric Co.
3.60%, 9/1/23, Series NNN	147,000	154,844
Sempra Energy
3.55%, 6/15/24	56,000	59,625
Sherwin-Williams Co. (The)
3.13%, 6/1/24	9,000	9,536
3.45%, 8/1/25	74,000	80,206
Southern Co. (The)
3.25%, 7/1/26	99,000	106,626
Southwest Airlines Co.
5.25%, 5/4/25	140,000	158,509
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	121,000	122,191
Stanley Black & Decker, Inc.
3.40%, 3/1/26	43,000	46,956
Starbucks Corp.
3.10%, 3/1/23	117,000	121,225
3.85%, 10/1/23	17,000	18,015
State Street Corp.
3.70%, 11/20/23	28,000	30,014
3.55%, 8/18/25	79,000	86,681
2.65%, 5/19/26(a)	9,000	9,588
Steel Dynamics, Inc.
2.40%, 6/15/25	89,000	92,645
Stifel Financial Corp.
4.25%, 7/18/24	7,000	7,626
Stryker Corp.
3.38%, 5/15/24	136,000	144,805
SVB Financial Group
3.50%, 1/29/25	60,000	64,460
Synchrony Financial
4.25%, 8/15/24	162,000	175,180
Sysco Corp.
2.60%, 6/12/22	45,000	45,713
5.65%, 4/1/25	44,000	50,610
Tapestry, Inc.
3.00%, 7/15/22	37,000	37,629
Target Corp.
2.25%, 4/15/25	54,000	56,358
Teledyne Technologies, Inc.
1.60%, 4/1/26	80,000	80,560
Textron, Inc.
4.30%, 3/1/24	77,000	82,573
3.88%, 3/1/25	23,000	24,909
TJX Cos., Inc. (The)
2.50%, 5/15/23	42,000	43,260
Toyota Motor Credit Corp.
2.00%, 10/7/24(a)	27,000	28,064
3.00%, 4/1/25	221,000	235,648
Truist Bank
2.80%, 5/17/22	102,000	103,450
3.20%, 4/1/24	46,000	48,878
Truist Financial Corp.
2.50%, 8/1/24	65,000	68,365
4.00%, 5/1/25	9,000	9,903
3.70%, 6/5/25	101,000	110,593
TWDC Enterprises 18 Corp.
2.35%, 12/1/22	96,000	98,237
3.15%, 9/17/25	80,000	86,415
Tyson Foods, Inc.
4.50%, 6/15/22	87,000	88,681
3.95%, 8/15/24	14,000	15,130
U.S. Bancorp
3.10%, 4/27/26	163,000	176,055
Union Electric Co.
3.50%, 4/15/24	94,000	99,977
Union Pacific Corp.
3.50%, 6/8/23	80,000	83,978
3.15%, 3/1/24	54,000	57,202
3.75%, 7/15/25	43,000	47,146
United Parcel Service, Inc.
2.50%, 4/1/23	83,000	85,602
2.20%, 9/1/24	15,000	15,661
UnitedHealth Group, Inc.
3.50%, 6/15/23	130,000	136,902
2.38%, 8/15/24	104,000	109,034
Valero Energy Corp.
3.65%, 3/15/25	210,000	227,388
Ventas Realty L.P.
4.13%, 1/15/26	109,000	120,242
Verizon Communications, Inc.
3.50%, 11/1/24(a)	140,000	150,898
3.38%, 2/15/25	46,000	49,709
1.45%, 3/20/26	106,000	107,022
2.63%, 8/15/26	101,000	106,929
1.68%, 10/30/30	100,000	95,033
VF Corp.
2.40%, 4/23/25	34,000	35,423
ViacomCBS, Inc.
4.75%, 5/15/25	111,000	124,621
4.00%, 1/15/26	82,000	90,437
Walt Disney Co. (The)
3.35%, 3/24/25	46,000	49,687
Waste Management, Inc.
3.13%, 3/1/25	87,000	92,868
WEC Energy Group, Inc.
0.80%, 3/15/24	10,000	10,029
3.55%, 6/15/25	91,000	98,478
Wells Fargo & Co.
4.48%, 1/16/24	200,000	216,914
3.75%, 1/24/24	233,000	249,124
3.30%, 9/9/24	146,000	157,102
3.00%, 2/19/25	86,000	91,261
3.55%, 9/29/25	138,000	150,322
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; Secured Overnight Financing Rate + 1.087% thereafter)(b)	145,000	151,081
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3- month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(b)	100,000	103,239
3.00%, 4/22/26	99,000	106,307
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(b)	138,000	142,548
4.10%, 6/3/26	127,000	141,578
Western Union Co. (The)
2.85%, 1/10/25	57,000	59,806

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2021

Investments	Principal Amount	Value
Willis North America, Inc.
3.60%, 5/15/24	$61,000	$65,074
WP Carey, Inc.
4.00%, 2/1/25	94,000	102,112
WRKCo, Inc.
3.75%, 3/15/25	152,000	164,466
Xcel Energy, Inc.
3.30%, 6/1/25	14,000	14,954
Xilinx, Inc.
2.95%, 6/1/24	76,000	80,113
Zoetis, Inc.
3.25%, 2/1/23	91,000	93,805

TOTAL U.S. CORPORATE BONDS (Cost: $38,972,297)		39,263,379

FOREIGN CORPORATE BONDS - 2.7%

Germany - 1.1%
Deutsche Bank AG
3.70%, 5/30/24	100,000	106,618
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(b)	150,000	162,303
1.69%, 3/19/26	200,000	201,258

Total Germany		470,179

United Kingdom - 1.6%
BAT Capital Corp.
3.22%, 8/15/24	169,000	179,282
Diageo Investment Corp.
2.88%, 5/11/22	108,000	109,714
GlaxoSmithKline Capital, Inc.
3.38%, 5/15/23	56,000	58,758
3.63%, 5/15/25	44,000	48,094
Reynolds American, Inc.
4.85%, 9/15/23	107,000	115,859
4.45%, 6/12/25	137,000	151,090

Total United Kingdom		662,797

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,117,796)		1,132,976

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $313,453)	313,453	313,453

TOTAL INVESTMENTS IN SECURITIES - 99.1% (Cost: $40,403,546)		40,709,808
Other Assets less Liabilities - 0.9%		356,777

NET ASSETS - 100.0%		$41,066,585

(a)

Security, or portion thereof, was on loan at September 30, 2021. At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $303,613 and the total market value of the collateral held by the Fund was $313,453.

(b)	Rate shown reflects the accrual rate as of September 30, 2021 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$39,263,379	$—	$39,263,379
Foreign Corporate Bonds	—	1,132,976	—	1,132,976
Investment of Cash Collateral for Securities Loaned	—	313,453	—	313,453

Total Investments in Securities	$—	$40,709,808	$—	$40,709,808

See Notes to Schedule of Investments.

Schedule of Investments* (unaudited)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

*

At September 30, 2021, the WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (the “Fund”) was in the process of liquidation and did not hold any portfolio securities. At September 30, 2021, the Fund’s net assets of $14,994,651 was mainly composed of cash and receivables for securities sold. See “Fund Liquidation” in the Notes to Schedule of Investments for additional information.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2021

Investments	Shares	Value
COMMON STOCKS - 78.9%

Brazil - 5.1%
Ambev S.A.	1,800	$5,054
B3 S.A. - Brasil Bolsa Balcao	1,800	4,209
Banco Bradesco S.A., Preference Shares	1,900	7,263
Banco Inter S.A.	200	1,712
Banco Santander Brasil S.A.	100	649
CCR S.A.	300	644
Centrais Eletricas Brasileiras S.A.	100	707
Cia Siderurgica Nacional S.A.	200	1,055
Cosan S.A.	300	1,265
Equatorial Energia S.A.	200	930
Gerdau S.A., Preference Shares	300	1,492
Hapvida Participacoes e Investimentos S.A.(a)	400	998
Itau Unibanco Holding S.A., Preference Shares	1,500	7,964
Itausa S.A., Preference Shares	1,100	2,249
JBS S.A.	300	2,041
Klabin S.A.*	200	889
Localiza Rent a Car S.A.	300	2,999
Lojas Americanas S.A., Preference Shares	200	177
Lojas Renner S.A.	300	1,895
Magazine Luiza S.A.	1,000	2,632
Natura & Co. Holding S.A.*	500	4,182
Notre Dame Intermedica Participacoes S.A.	200	2,739
Petrobras Distribuidora S.A.	200	862
Petroleo Brasileiro S.A., Preference Shares	2,600	12,993
Raia Drogasil S.A.	500	2,144
Rumo S.A.*	300	924
Suzano S.A.*	200	2,001
Telefonica Brasil S.A.	200	1,574
Vale S.A.	1,200	16,790
Via S/A*	300	424
WEG S.A.	600	4,364

Total Brazil		95,821

Chile - 0.5%
Banco de Chile	12,436	1,145
Banco de Credito e Inversiones S.A.	16	583
Banco Santander Chile	21,342	1,068
Cencosud S.A.	652	1,259
Empresas CMPC S.A.	84	158
Empresas COPEC S.A.	150	1,243
Enel Americas S.A.	8,659	1,023
Falabella S.A.	244	853
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	50	2,694

Total Chile		10,026

China - 30.0%
Agricultural Bank of China Ltd., Class H	8,000	2,754
Alibaba Group Holding Ltd.*	4,000	73,067
Alibaba Health Information Technology Ltd.*	2,000	2,877
Anhui Conch Cement Co., Ltd., Class H	500	2,698
Baidu, Inc., ADR*	79	12,146
Bank of China Ltd., Class H	22,000	7,800
Bank of Communications Co., Ltd., Class H	3,000	1,780
BeiGene Ltd., ADR*	15	5,445
Bilibili, Inc., ADR*	58	3,838
China Conch Venture Holdings Ltd.	1,000	4,631
China Construction Bank Corp., Class H	25,000	17,920
China Everbright Bank Co., Ltd., Class H	1,000	353
China Feihe Ltd.(a)	1,000	1,688
China Gas Holdings Ltd.	800	2,364
China International Capital Corp., Ltd., Class H(a)	400	1,051
China Life Insurance Co., Ltd., Class H	3,000	4,925
China Mengniu Dairy Co., Ltd.*	1,000	6,442
China Merchants Bank Co., Ltd., Class H	1,500	11,956
China Minsheng Banking Corp., Ltd., Class H	500	201
China Molybdenum Co., Ltd., Class H	3,000	1,869
China Overseas Land & Investment Ltd.	2,000	4,558
China Pacific Insurance Group Co., Ltd., Class H	1,000	2,974
China Petroleum & Chemical Corp., Class H	8,000	3,967
China Shenhua Energy Co., Ltd., Class H	1,500	3,511
China Taiping Insurance Holdings Co., Ltd.	400	608
China Tower Corp. Ltd., Class H(a)	8,000	1,048
China Vanke Co., Ltd., Class H	900	2,463
China Yangtze Power Co., Ltd., Class A	600	2,043
CITIC Ltd.	2,000	2,132
CITIC Securities Co., Ltd., Class H	1,000	2,549
COSCO Shipping Holdings Co., Ltd., Class H*	1,300	1,994
Country Garden Holdings Co., Ltd.	3,000	3,102
CSPC Pharmaceutical Group Ltd.	2,000	2,400
Daqo New Energy Corp., ADR*	22	1,254
ENN Energy Holdings Ltd.	300	4,948
Foshan Haitian Flavouring & Food Co., Ltd., Class A	200	3,404
Fuyao Glass Industry Group Co., Ltd., Class H(a)	400	2,140
GDS Holdings Ltd., ADR*	52	2,944
Geely Automobile Holdings Ltd.	2,000	5,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2021

Investments	Shares	Value
GF Securities Co., Ltd., Class H	800	$1,396
Great Wall Motor Co., Ltd., Class H	2,000	7,373
Haier Smart Home Co., Ltd., Class H	1,400	4,937
Haitong Securities Co., Ltd., Class H	800	733
Hangzhou Tigermed Consulting Co., Ltd., Class H(a)	100	2,129
Huatai Securities Co., Ltd., Class H(a)	600	926
Huazhu Group Ltd., ADR*	50	2,293
Industrial & Commercial Bank of China Ltd., Class H	18,000	10,012
iQIYI, Inc., ADR*	74	594
JD Health International, Inc.*(a)	100	965
JD.com, Inc., ADR*	253	18,277
JOYY, Inc., ADR	24	1,316
KE Holdings, Inc., ADR*	45	822
Lenovo Group Ltd.	2,000	2,150
Li Auto, Inc., ADR*	64	1,683
Li Ning Co., Ltd.	500	5,790
Longfor Group Holdings Ltd.(a)	1,000	4,612
LONGi Green Energy Technology Co., Ltd., Class A	480	6,126
Luzhou Laojiao Co., Ltd., Class A	100	3,429
Meituan, Class B*(a)	1,000	31,678
NetEase, Inc., ADR	127	10,846
New China Life Insurance Co., Ltd., Class H	300	886
New Oriental Education & Technology Group, Inc., ADR*	458	939
NIO, Inc., ADR*	362	12,898
People’s Insurance Co. Group of China Ltd. (The), Class H	2,000	622
PetroChina Co., Ltd., Class H	8,000	3,792
PICC Property & Casualty Co., Ltd., Class H	2,000	1,940
Pinduoduo, Inc., ADR*	115	10,427
Ping An Bank Co., Ltd., Class A	500	1,387
Ping An Healthcare and Technology Co., Ltd.*(a)	100	650
Ping An Insurance Group Co. of China Ltd., Class H	1,500	10,261
Postal Savings Bank of China Co., Ltd., Class H(a)	3,000	2,073
SF Holding Co., Ltd., Class A	200	2,023
Shenzhou International Group Holdings Ltd.	400	8,519
Sino Biopharmaceutical Ltd.	3,000	2,489
Sunny Optical Technology Group Co., Ltd.	300	7,892
TAL Education Group, ADR*	148	716
Tencent Holdings Ltd.	1,500	88,906
Tencent Music Entertainment Group, ADR*	116	841
Trip.com Group Ltd., ADR*	137	4,213
Vipshop Holdings Ltd., ADR*	130	1,448
Want Want China Holdings Ltd.	2,000	1,513
Weibo Corp., ADR*	31	1,472
Weichai Power Co., Ltd., Class H	1,000	2,078
Wuliangye Yibin Co., Ltd., Class A	100	3,395
WuXi AppTec Co., Ltd., Class H(a)	240	5,614
Wuxi Biologics Cayman, Inc.*(a)	1,000	16,250
Xiaomi Corp., Class B*(a)	4,200	11,519
Xinyi Solar Holdings Ltd.	2,026	4,154
XPeng, Inc., ADR*	55	1,955
Yum China Holdings, Inc.	122	7,089
Zai Lab Ltd., ADR*	26	2,740
Zijin Mining Group Co., Ltd., Class H	2,000	2,472
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,200	1,074
ZTE Corp., Class H	1,000	3,288
ZTO Express Cayman, Inc., ADR	126	3,863

Total China		569,071

Czech Republic - 0.1%
CEZ AS	69	2,248

Hong Kong - 0.1%
China Youzan Ltd.*	16,000	2,014

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	12	100
OTP Bank Nyrt*	72	4,228
Richter Gedeon Nyrt	58	1,588

Total Hungary		5,916

Indonesia - 1.3%
Astra International Tbk PT	6,400	2,459
Bank Central Asia Tbk PT	3,300	8,070
Bank Mandiri Persero Tbk PT	5,300	2,277
Bank Rakyat Indonesia Persero Tbk PT	18,400	4,950
Charoen Pokphand Indonesia Tbk PT	3,200	1,436
Telkom Indonesia Persero Tbk PT	14,800	3,816
Unilever Indonesia Tbk PT	3,100	856

Total Indonesia		23,864

Luxembourg - 0.0%
Reinet Investments SCA	34	640

Malaysia - 1.0%
CIMB Group Holdings Bhd	1,800	2,055
Dialog Group Bhd	600	343
Hartalega Holdings Bhd	600	881
Hong Leong Bank Bhd	100	451
IHH Healthcare Bhd	1,100	1,760
Malayan Banking Bhd	1,130	2,173
Petronas Chemicals Group Bhd	800	1,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2021

Investments	Shares	Value
Petronas Gas Bhd	400	$1,607
Press Metal Aluminium Holdings Bhd	1,300	1,782
Public Bank Bhd	4,600	4,472
Tenaga Nasional Bhd	300	694
Top Glove Corp. Bhd	1,700	1,170

Total Malaysia		19,051

Mexico - 2.2%
America Movil S.A.B. de C.V., Series L	10,200	9,066
Cemex S.A.B. de C.V., Series CPO*	5,400	3,914
Fibra Uno Administracion S.A. de C.V.	700	797
Fomento Economico Mexicano S.A.B. de C.V.	700	6,107
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	100	1,168
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	60	1,127
Grupo Bimbo S.A.B. de C.V., Series A	500	1,413
Grupo Financiero Banorte S.A.B. de C.V., Class O	800	5,162
Grupo Mexico S.A.B. de C.V., Series B	1,000	4,010
Grupo Televisa S.A.B., Series CPO	600	1,329
Wal-Mart de Mexico S.A.B. de C.V.	2,000	6,827

Total Mexico		40,920

Philippines - 0.6%
Ayala Corp.	80	1,281
Ayala Land, Inc.	3,000	1,970
Bank of the Philippine Islands	450	719
BDO Unibank, Inc.	440	954
JG Summit Holdings, Inc.	800	1,019
SM Investments Corp.	90	1,747
SM Prime Holdings, Inc.	4,400	2,825

Total Philippines		10,515

Poland - 0.7%
Allegro.eu S.A.*(a)	114	1,661
Bank Polska Kasa Opieki S.A.	58	1,505
CD Projekt S.A.	25	1,208
Dino Polska S.A.*(a)	22	1,840
KGHM Polska Miedz S.A.	45	1,786
Polski Koncern Naftowy Orlen S.A.	65	1,343
Powszechna Kasa Oszczednosci Bank Polski S.A.*	288	3,063
Powszechny Zaklad Ubezpieczen S.A.	180	1,654

Total Poland		14,060

Russia - 4.9%
Gazprom PJSC, ADR	2,103	21,000
Lukoil PJSC, ADR	139	13,319
Magnit PJSC, GDR(b)	133	2,241
MMC Norilsk Nickel PJSC, ADR	217	6,495
Mobile TeleSystems PJSC, ADR	85	819
Novatek PJSC, GDR(b)	33	8,715
Novolipetsk Steel PJSC, GDR	38	1,130
Polymetal International PLC	59	1,001
Polyus PJSC, GDR(b)	19	1,562
Rosneft Oil Co. PJSC, GDR(b)	415	3,507
Sberbank of Russia PJSC, ADR	977	18,387
Severstal PAO, GDR(b)	61	1,285
Surgutneftegas PJSC, ADR	333	1,680
Tatneft PJSC, ADR	60	2,629
X5 Retail Group N.V., GDR(b)	49	1,591
Yandex N.V., Class A*	107	8,527

Total Russia		93,888

South Africa - 4.3%
Absa Group Ltd.	188	1,908
Anglo American Platinum Ltd.	18	1,561
AngloGold Ashanti Ltd.	110	1,738
Aspen Pharmacare Holdings Ltd.	129	2,323
Bid Corp., Ltd.*	135	2,895
Bidvest Group Ltd. (The)	84	1,094
Capitec Bank Holdings Ltd.	25	3,023
Clicks Group Ltd.	108	1,994
Discovery Ltd.*	115	1,046
Exxaro Resources Ltd.	47	503
FirstRand Ltd.	1,602	6,869
Gold Fields Ltd.	242	1,983
Growthpoint Properties Ltd.	1,032	981
Impala Platinum Holdings Ltd.	274	3,127
Mr. Price Group Ltd.	81	1,083
MTN Group Ltd.*	525	4,933
MultiChoice Group	99	751
Naspers Ltd., Class N	136	22,532
Nedbank Group Ltd.	106	1,233
Northam Platinum Holdings Ltd.*	126	1,502
Old Mutual Ltd.	1,473	1,622
Remgro Ltd.	148	1,336
Sanlam Ltd.	426	1,810
Sasol Ltd.*	169	3,206
Shoprite Holdings Ltd.	177	2,103
Sibanye Stillwater Ltd.	927	2,866
Standard Bank Group Ltd.	344	3,274
Vodacom Group Ltd.	176	1,685
Woolworths Holdings Ltd.	271	1,064

Total South Africa		82,045

South Korea - 11.6%
Amorepacific Corp.	9	1,357
Celltrion Healthcare Co., Ltd.*	19	1,756
Celltrion, Inc.*	25	5,479
CJ CheilJedang Corp.	1	346
Coway Co., Ltd.	12	752
E-Mart, Inc.	3	417
Hana Financial Group, Inc.	55	2,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2021

Investments	Shares	Value
Hankook Tire & Technology Co., Ltd.	24	$877
Hanon Systems	77	1,018
Hanwha Solutions Corp.*	29	1,097
HLB, Inc.*	23	1,098
Hyundai Engineering & Construction Co., Ltd.	24	1,042
Hyundai Glovis Co., Ltd.	3	422
Hyundai Motor Co.	46	7,770
Hyundai Steel Co.	14	560
Kakao Corp.	24	2,392
KB Financial Group, Inc.	86	4,017
Kia Corp.	71	4,869
Korea Electric Power Corp.	45	895
Korea Investment Holdings Co., Ltd.	16	1,166
Korea Shipbuilding & Offshore Engineering Co., Ltd.*	12	1,034
Korean Air Lines Co., Ltd.*	31	882
KT&G Corp.	16	1,097
Kumho Petrochemical Co., Ltd.	5	798
LG Chem Ltd.	13	8,520
LG Display Co., Ltd.*	98	1,569
LG Electronics, Inc.	30	3,231
LG Household & Health Care Ltd.	3	3,388
Lotte Chemical Corp.	2	408
NAVER Corp.	32	10,486
NCSoft Corp.	5	2,546
Orion Corp.	6	595
POSCO	16	4,459
POSCO Chemical Co., Ltd.	9	1,345
S-Oil Corp.	15	1,394
Samsung Biologics Co., Ltd.*(a)	5	3,691
Samsung Electro-Mechanics Co., Ltd.	27	4,048
Samsung Electronics Co., Ltd.	1,447	90,560
Samsung Fire & Marine Insurance Co., Ltd.	5	992
Samsung Heavy Industries Co., Ltd.*	108	566
Samsung Life Insurance Co., Ltd.	12	744
Samsung SDI Co., Ltd.	18	10,916
Samsung SDS Co., Ltd.	20	2,711
Shinhan Financial Group Co., Ltd.	80	2,730
SK Hynix, Inc.	157	13,658
SK Innovation Co., Ltd.*	16	3,581
SK Telecom Co., Ltd.	9	2,463
SK, Inc.	9	2,037
Yuhan Corp.	9	467

Total South Korea		220,401

Taiwan - 14.4%
Acer, Inc.	3,000	2,665
ASE Technology Holding Co., Ltd.	1,000	3,912
Asia Cement Corp.	1,000	1,637
AU Optronics Corp.	3,000	1,901
Cathay Financial Holding Co., Ltd.	2,000	4,156
Chang Hwa Commercial Bank Ltd.	3,030	1,789
Cheng Shin Rubber Industry Co., Ltd.	1,000	1,274
China Development Financial Holding Corp.	5,000	2,548
China Steel Corp.	4,000	5,212
Chunghwa Telecom Co., Ltd.	1,000	3,966
Compal Electronics, Inc.	5,000	4,235
CTBC Financial Holding Co., Ltd.	6,000	4,932
E.Sun Financial Holding Co., Ltd.	5,305	5,008
Evergreen Marine Corp. Taiwan Ltd.	1,000	4,523
Far EasTone Telecommunications Co., Ltd.	1,000	2,207
First Financial Holding Co., Ltd.	4,040	3,270
Formosa Chemicals & Fibre Corp.	1,000	3,011
Formosa Petrochemical Corp.	1,000	3,561
Formosa Plastics Corp.	1,000	4,074
Fubon Financial Holding Co., Ltd.	2,200	6,057
Hon Hai Precision Industry Co., Ltd.	3,000	11,306
Hua Nan Financial Holdings Co., Ltd.	4,105	3,006
Innolux Corp.	3,000	1,831
Lite-On Technology Corp.	3,000	6,730
Mega Financial Holding Co., Ltd.	4,000	4,601
Nan Ya Plastics Corp.	1,000	3,284
Nanya Technology Corp.	1,000	2,365
Quanta Computer, Inc.	1,000	2,782
SinoPac Financial Holdings Co., Ltd.	3,000	1,497
Taishin Financial Holding Co., Ltd.	2,090	1,358
Taiwan Cement Corp.	2,000	3,661
Taiwan Cooperative Financial Holding Co., Ltd.	5,100	4,046
Taiwan Mobile Co., Ltd.	1,000	3,550
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	124,908
Uni-President Enterprises Corp.	2,000	4,903
United Microelectronics Corp.	5,000	11,486
Vanguard International Semiconductor Corp.	1,000	5,438
Winbond Electronics Corp.	3,000	2,853
Yuanta Financial Holding Co., Ltd.	4,000	3,546

Total Taiwan		273,089

Thailand - 1.7%
Advanced Info Service PCL, NVDR	300	1,738
Airports of Thailand PCL, NVDR	1,600	2,885
Bangkok Dusit Medical Services PCL, NVDR	3,500	2,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2021

Investments	Shares	Value
Central Pattana PCL, NVDR	900	$1,410
Charoen Pokphand Foods PCL, NVDR	1,200	913
CP ALL PCL, NVDR	1,800	3,378
Delta Electronics Thailand PCL, NVDR	200	2,778
Energy Absolute PCL, NVDR	800	1,448
Gulf Energy Development PCL, NVDR	1,600	1,962
Home Product Center PCL, NVDR	1,900	764
Intouch Holdings PCL, NVDR	900	2,141
Kasikornbank PCL, NVDR	400	1,578
Minor International PCL, NVDR*	1,000	931
PTT Exploration & Production PCL, NVDR	200	695
PTT Global Chemical PCL, NVDR	500	935
PTT Oil & Retail Business PCL, NVDR	1,400	1,138
PTT PCL, NVDR	2,600	2,997
Siam Cement PCL (The), NVDR	200	2,376
Siam Commercial Bank PCL (The), NVDR	100	361

Total Thailand		32,786

Turkey - 0.1%
BIM Birlesik Magazalar AS	183	1,316

TOTAL COMMON STOCKS (Cost: $1,643,565)		1,497,671

RIGHTS - 0.0%

South Korea - 0.0%
Samsung Heavy Industries Co., Ltd., expiring 10/29/21* (Cost: $0)	36	32

EXCHANGE-TRADED FUNDS - 9.8%

United States - 9.8%
iShares 1-3 Year Treasury Bond ETF	309	26,620
iShares MSCI India ETF	1,637	79,706
WisdomTree India Earnings Fund(c)	2,151	80,447

TOTAL EXCHANGE-TRADED FUNDS (Cost: $168,825)		186,773

TOTAL INVESTMENTS IN SECURITIES - 88.7% (Cost: $1,812,390)		1,684,476
Other Assets less Liabilities - 11.3%		215,195

NET ASSETS - 100.0%		$1,899,671

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2021

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree India Earnings Fund	$67,314	$5,706	$—	$—	$7,427	$80,447	$237

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	1	12/31/21	$220,055	$(125)
5 Year U.S. Treasury Note	3	12/31/21	368,226	(2,167)
10 Year U.S. Treasury Note	2	12/21/21	263,219	(3,299)
SGX NIFTY 50	2	10/28/21	70,408	(1,267)
U.S. Treasury Long Bond	1	12/21/21	159,219	(3,351)
Ultra 10 Year U.S. Treasury Note	1	12/21/21	145,250	(2,035)

			$1,226,377	$(12,244)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,497,671	$—	$—	$1,497,671
Rights	—	32	—	32
Exchange-Traded Funds	186,773	—	—	186,773

Total Investments in Securities	$1,684,444	$32	$—	$1,684,476

Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(12,244)	$—	$—	$(12,244)

Total - Net	$1,672,200	$32	$—	$1,672,232

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2021

Investments	Shares	Value
COMMON STOCKS - 90.5%

Australia - 6.0%
Afterpay Ltd.*	240	$21,032
Aristocrat Leisure Ltd.	592	20,077
ASX Ltd.	248	14,511
Australia & New Zealand Banking Group Ltd.	2,408	48,965
BHP Group Ltd.	2,800	76,069
BHP Group PLC	1,993	50,741
Brambles Ltd.	1,312	10,207
Cochlear Ltd.	112	17,831
Coles Group Ltd.	1,184	14,531
Commonwealth Bank of Australia	1,584	119,375
CSL Ltd.	432	91,557
Dexus	192	1,498
Fortescue Metals Group Ltd.	1,440	15,561
Goodman Group	1,872	29,317
Insurance Australia Group Ltd.	2,776	9,866
Macquarie Group Ltd.	296	38,914
National Australia Bank Ltd.	2,688	54,037
Newcrest Mining Ltd.	736	12,037
Northern Star Resources Ltd.	1,256	7,712
QBE Insurance Group Ltd.	1,608	13,543
Ramsay Health Care Ltd.	160	8,046
Rio Tinto Ltd.	336	24,315
Santos Ltd.	760	3,936
Scentre Group	2,498	5,395
Sonic Healthcare Ltd.	568	16,683
South32 Ltd.	4,304	10,975
Stockland	920	2,977
Tabcorp Holdings Ltd.	1,688	5,987
Telstra Corp., Ltd.	5,832	16,556
Transurban Group	2,456	25,121
Wesfarmers Ltd.	1,112	44,781
Westpac Banking Corp.	3,280	61,602
Woodside Petroleum Ltd.	672	11,592
Woolworths Group Ltd.	1,280	36,383

Total Australia		941,730

Austria - 0.1%
Erste Group Bank AG	280	12,351

Belgium - 0.6%
Ageas S.A./N.V.	160	7,940
Anheuser-Busch InBev S.A./N.V.	712	40,553
KBC Group N.V.	240	21,707
Solvay S.A.	40	4,991
UCB S.A.	96	10,770
Umicore S.A.	240	14,252

Total Belgium		100,213

China - 0.5%
BOC Hong Kong Holdings Ltd.	8,000	24,150
Prosus N.V.*	472	37,739
WH Group Ltd.(a)	16,000	11,407
Wilmar International Ltd.	1,600	4,962

Total China		78,258

Denmark - 2.6%
Ambu A/S, Class B	216	6,391
AP Moller - Maersk A/S, Class B	8	21,677
Carlsberg A/S, Class B	56	9,160
Chr Hansen Holding A/S	96	7,846
Coloplast A/S, Class B	136	21,334
Danske Bank A/S	219	3,702
DSV A/S	208	49,941
Genmab A/S*	56	24,517
GN Store Nord A/S	152	10,545
Novo Nordisk A/S, Class B	1,568	151,861
Novozymes A/S, Class B	192	13,167
Orsted A/S(a)	216	28,575
Pandora A/S	88	10,698
Vestas Wind Systems A/S	1,144	45,913

Total Denmark		405,327

Finland - 1.0%
Elisa Oyj	96	5,968
Fortum Oyj	114	3,473
Kesko Oyj, Class B	328	11,343
Kone Oyj, Class B	376	26,486
Neste Oyj	416	23,610
Nokia Oyj*	5,944	32,784
Nordea Bank Abp	1,877	24,266
Sampo Oyj, Class A	328	16,312
Stora Enso Oyj, Class R	363	6,085
UPM-Kymmene Oyj	344	12,243

Total Finland		162,570

France - 10.0%
Air Liquide S.A.	440	70,667
Airbus SE*	568	75,768
Alstom S.A.	314	11,954
Arkema S.A.	16	2,123
Atos SE	80	4,279
AXA S.A.	1,776	49,574
BNP Paribas S.A.	968	62,196
Bouygues S.A.	77	3,204
Bureau Veritas S.A.	72	2,229
Capgemini SE	176	36,746
Carrefour S.A.	536	9,656
Cie de Saint-Gobain	504	34,019
Cie Generale des Etablissements Michelin SCA	120	18,469
Credit Agricole S.A.	687	9,511
Danone S.A.	544	37,229
Dassault Systemes SE	880	46,369
Edenred	176	9,511
Eiffage S.A.	26	2,642
Electricite de France S.A.	488	6,159
Engie S.A.	1,821	23,937
EssilorLuxottica S.A.	240	46,033
Hermes International	32	44,374
Kering S.A.	72	51,402
L’Oreal S.A.	256	105,874
Legrand S.A.	256	27,521
LVMH Moet Hennessy Louis Vuitton SE	264	189,727
Orange S.A.	1,097	11,890
Pernod Ricard S.A.	200	44,202
Publicis Groupe S.A.	184	12,424
Renault S.A.*	196	7,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2021

Investments	Shares	Value
Safran S.A.	345	$43,846
Sanofi	1,000	96,286
Sartorius Stedim Biotech	24	13,454
Schneider Electric SE	560	93,393
Societe Generale S.A.	691	21,779
Sodexo S.A.*	64	5,621
Teleperformance	56	22,073
Thales S.A.	72	7,023
TotalEnergies SE	2,354	112,769
Unibail-Rodamco-Westfield*	132	9,733
Valeo	245	6,886
Veolia Environnement S.A.	448	13,738
Vinci S.A.	502	52,449
Vivendi SE	760	9,605
Worldline S.A.*(a)	296	22,645

Total France		1,588,007

Germany - 8.6%
adidas AG	184	57,960
Allianz SE, Registered Shares	407	91,905
BASF SE	848	64,717
Bayer AG, Registered Shares	875	47,667
Bayerische Motoren Werke AG	248	23,787
Beiersdorf AG	88	9,532
Brenntag SE	120	11,207
Continental AG*	88	9,667
Covestro AG(a)	216	14,855
Daimler AG, Registered Shares	704	62,596
Delivery Hero SE*(a)	152	19,457
Deutsche Bank AG, Registered Shares*	1,760	22,515
Deutsche Boerse AG	192	31,264
Deutsche Post AG, Registered Shares	1,000	63,140
Deutsche Telekom AG, Registered Shares	2,592	52,257
Deutsche Wohnen SE, Bearer Shares	224	13,738
E.ON SE	1,400	17,147
Fresenius Medical Care AG & Co. KGaA	176	12,414
Fresenius SE & Co. KGaA	336	16,174
Hannover Rueck SE	33	5,788
HeidelbergCement AG	115	8,634
HelloFresh SE*	160	14,827
Henkel AG & Co. KGaA, Preference Shares	248	23,045
Infineon Technologies AG	1,939	79,832
Just Eat Takeaway.com N.V.*(a)	128	9,352
Knorr-Bremse AG	56	6,012
Merck KGaA	144	31,317
MTU Aero Engines AG	56	12,682
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	128	35,143
Porsche Automobil Holding SE, Preference Shares	120	11,952
Puma SE	96	10,728
RWE AG	724	25,634
SAP SE	1,072	145,211
Sartorius AG, Preference Shares	40	25,488
Scout24 AG(a)	160	11,118
Siemens AG, Registered Shares	752	123,688
Siemens Energy AG*	424	11,415
Siemens Healthineers AG(a)	304	19,793
Symrise AG	104	13,698
Vitesco Technologies Group AG, Class A*	18	1,040
Volkswagen AG, Preference Shares	208	46,679
Vonovia SE	400	24,060
Zalando SE*(a)	200	18,385

Total Germany		1,357,520

Hong Kong - 2.1%
AIA Group Ltd.	11,200	129,414
CK Asset Holdings Ltd.	4,000	23,174
Hang Seng Bank Ltd.	1,600	27,459
Hong Kong & China Gas Co., Ltd.	16,100	24,404
Hong Kong Exchanges & Clearing Ltd.	900	55,471
Link REIT	3,200	27,439
MTR Corp., Ltd.	4,000	21,581
Power Assets Holdings Ltd.	4,000	23,533

Total Hong Kong		332,475

Ireland - 0.9%
CRH PLC	661	31,072
Experian PLC	928	38,902
Flutter Entertainment PLC*	173	34,305
Kerry Group PLC, Class A	100	13,444
Kingspan Group PLC	168	16,744
Smurfit Kappa Group PLC	115	6,048

Total Ireland		140,515

Israel - 0.6%
Bank Hapoalim BM	1,032	9,117
Bank Leumi Le-Israel BM	1,504	12,815
Check Point Software Technologies Ltd.*	216	24,417
Nice Ltd.*	96	26,781
Teva Pharmaceutical Industries Ltd., ADR*	608	5,922
Wix.com Ltd.*	72	14,110

Total Israel		93,162

Italy - 1.6%
Assicurazioni Generali SpA	914	19,480
Atlantia SpA*	447	8,483
Enel SpA	8,016	61,789
Eni SpA	2,242	30,001
Ferrari N.V.	128	26,843
FinecoBank Banca Fineco SpA*	720	13,076
Intesa Sanpaolo SpA	12,624	35,896
Moncler SpA	216	13,273
Nexi SpA*(a)	696	13,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2021

Investments	Shares	Value
Prysmian SpA	232	$8,152
Snam SpA	448	2,490
Telecom Italia SpA	9,096	3,578
Terna - Rete Elettrica Nazionale	200	1,422
UniCredit SpA	1,744	23,244

Total Italy		260,762

Japan - 22.2%
Aeon Co., Ltd.	800	21,080
Ajinomoto Co., Inc.	800	23,704
Asahi Group Holdings Ltd.	800	38,869
Asahi Kasei Corp.	2,400	25,737
Astellas Pharma, Inc.	3,200	52,843
Bridgestone Corp.	800	38,044
Canon, Inc.	1,600	39,299
Chubu Electric Power Co., Inc.	1,600	18,950
Chugai Pharmaceutical Co., Ltd.	800	29,419
Dai-ichi Life Holdings, Inc.	1,600	35,463
Daiichi Sankyo Co., Ltd.	2,400	64,090
Daikin Industries Ltd.	100	21,922
Daiwa House Industry Co., Ltd.	800	26,809
ENEOS Holdings, Inc.	8,000	32,688
FANUC Corp.	200	44,033
Hitachi Ltd.	800	47,609
Honda Motor Co., Ltd.	1,600	49,545
Hoya Corp.	300	46,986
ITOCHU Corp.	1,600	46,993
Japan Exchange Group, Inc.	800	19,897
Japan Post Holdings Co., Ltd.	4,000	33,864
Japan Tobacco, Inc.	1,600	31,405
Kao Corp.	800	47,717
KDDI Corp.	1,600	52,929
Kirin Holdings Co., Ltd.	1,600	29,756
Komatsu Ltd.	1,600	38,647
Kubota Corp.	1,600	34,259
Kyowa Kirin Co., Ltd.	800	28,859
M3, Inc.	400	28,652
Marubeni Corp.	4,000	33,456
MINEBEA MITSUMI, Inc.	800	20,535
MISUMI Group, Inc.	800	34,094
Mitsubishi Chemical Holdings Corp.	4,000	36,693
Mitsubishi Corp.	1,600	50,707
Mitsubishi Electric Corp.	3,200	44,655
Mitsubishi Estate Co., Ltd.	2,400	38,299
Mitsubishi Heavy Industries Ltd.	800	21,682
Mitsubishi UFJ Financial Group, Inc.	16,000	94,344
Mitsui Fudosan Co., Ltd.	1,600	38,252
Mizuho Financial Group, Inc.	3,200	45,444
MS&AD Insurance Group Holdings, Inc.	800	26,931
Murata Manufacturing Co., Ltd.	800	71,414
Nexon Co., Ltd.	800	12,956
Nidec Corp.	300	33,395
Nihon M&A Center, Inc.	800	23,625
Nippon Paint Holdings Co., Ltd.	1,600	17,452
Nippon Steel Corp.	1,600	29,168
Nippon Telegraph & Telephone Corp.	1,600	44,239
Nissan Motor Co., Ltd.*	6,400	32,242
Nomura Holdings, Inc.	7,200	35,724
Nomura Research Institute Ltd.	800	29,684
NTT Data Corp.	1,600	31,046
Odakyu Electric Railway Co., Ltd.	800	18,592
Olympus Corp.	1,600	35,227
Ono Pharmaceutical Co., Ltd.	800	18,305
Otsuka Holdings Co., Ltd.	800	34,323
Pan Pacific International Holdings Corp.	800	16,620
Panasonic Corp.	4,000	49,832
Rakuten Group Inc.	2,400	23,253
Recruit Holdings Co., Ltd.	1,600	97,972
Renesas Electronics Corp.*	2,400	30,028
Resona Holdings, Inc.	6,400	25,743
Sekisui House Ltd.	1,600	33,721
Seven & I Holdings Co., Ltd.	800	36,460
Shimadzu Corp.	800	35,241
Shin-Etsu Chemical Co., Ltd.	200	33,879
Shiseido Co., Ltd.	200	13,510
SoftBank Corp.	4,000	54,295
SoftBank Group Corp.	1,600	92,924
Sompo Holdings, Inc.	800	34,997
Sony Group Corp.	1,300	145,118
Subaru Corp.	1,600	29,806
Sumitomo Chemical Co., Ltd.	4,800	25,167
Sumitomo Corp.	2,400	34,018
Sumitomo Electric Industries Ltd.	1,600	21,453
Sumitomo Mitsui Financial Group, Inc.	1,600	56,557
Sumitomo Mitsui Trust Holdings, Inc.	800	27,655
Sumitomo Realty & Development Co., Ltd.	800	29,304
Suzuki Motor Corp.	800	35,814
Takeda Pharmaceutical Co., Ltd.	1,600	53,044
Terumo Corp.	800	37,894
Tokio Marine Holdings, Inc.	800	43,171
Tokyo Gas Co., Ltd.	800	14,907
Toray Industries, Inc.	4,000	25,676
Toshiba Corp.	800	33,807
Toyota Motor Corp.	12,000	215,102
Unicharm Corp.	800	35,485
Yamato Holdings Co., Ltd.	800	20,291
Z Holdings Corp.	7,200	46,314

Total Japan		3,511,610

Luxembourg - 0.2%
ArcelorMittal S.A.	544	16,682
Eurofins Scientific SE	120	15,415

Total Luxembourg		32,097

Macau - 0.1%
Sands China Ltd.*	6,400	13,154

Netherlands - 4.2%
Adyen N.V.*(a)	16	44,782
Aegon N.V.	1,206	6,243
Akzo Nobel N.V.	152	16,626
Argenx SE*	56	16,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2021

Investments	Shares	Value
ASM International N.V.	96	$37,628
ASML Holding N.V.	416	311,403
EXOR N.V.	59	4,986
Heineken N.V.	208	21,744
ING Groep N.V.	3,293	47,965
Koninklijke Ahold Delhaize N.V.	800	26,642
Koninklijke DSM N.V.	152	30,432
Koninklijke KPN N.V.	2,864	9,012
Koninklijke Philips N.V.	848	37,680
QIAGEN N.V.*	152	7,890
Randstad N.V.	48	3,232
Universal Music Group N.V.*	760	20,360
Wolters Kluwer N.V.	176	18,680

Total Netherlands		662,147

New Zealand - 0.1%
Xero Ltd.*	192	19,278

Norway - 0.5%
DNB Bank ASA*	694	15,897
Equinor ASA	952	24,282
Mowi ASA	440	11,195
Norsk Hydro ASA	1,272	9,547
Telenor ASA	320	5,400
Yara International ASA	120	5,970

Total Norway		72,291

Portugal - 0.1%
EDP - Energias de Portugal S.A.	3,320	17,449

Singapore - 0.8%
DBS Group Holdings Ltd.	2,400	53,600
Oversea-Chinese Banking Corp., Ltd.	3,200	27,107
Singapore Telecommunications Ltd.	13,600	24,643
United Overseas Bank Ltd.	800	15,233

Total Singapore		120,583

Spain - 2.2%
ACS Actividades de Construccion y Servicios S.A.	256	6,957
Aena SME S.A.*(a)	72	12,458
Amadeus IT Group S.A.*	472	31,115
Banco Bilbao Vizcaya Argentaria S.A.*	5,952	39,436
Banco Santander S.A.	15,272	55,514
CaixaBank S.A.	2,520	7,839
Cellnex Telecom S.A.(a)	408	25,203
Endesa S.A.	184	3,715
Ferrovial S.A.	408	11,930
Grifols S.A.	184	4,495
Iberdrola S.A.	6,367	64,080
Industria de Diseno Textil S.A.	1,024	37,763
Repsol S.A.	1,295	16,957
Siemens Gamesa Renewable Energy S.A.*	360	9,187
Telefonica S.A.	3,784	17,748

Total Spain		344,397

Sweden - 2.7%
Alfa Laval AB	320	12,019
Assa Abloy AB, Class B	1,016	29,695
Atlas Copco AB, Class A	1,040	63,266
Boliden AB	247	7,970
Epiroc AB, Class A	1,112	23,133
EQT AB	248	10,375
Essity AB, Class B	448	13,929
Evolution AB(a)	168	25,629
H & M Hennes & Mauritz AB, Class B*	816	16,636
Hexagon AB, Class B	2,816	43,760
Kinnevik AB, Class B*	304	10,743
Nibe Industrier AB, Class B	1,320	16,695
Sandvik AB	1,184	27,230
Skandinaviska Enskilda Banken AB, Class A	561	7,945
Skanska AB, Class B	152	3,835
SKF AB, Class B	400	9,492
Svenska Cellulosa AB SCA, Class B	616	9,604
Svenska Handelsbanken AB, Class A	755	8,485
Swedbank AB, Class A	415	8,410
Swedish Match AB	1,016	8,903
Telefonaktiebolaget LM Ericsson, Class B	3,152	35,705
Telia Co. AB	592	2,445
Volvo AB, Class B	1,536	34,598

Total Sweden		430,502

Switzerland - 9.5%
ABB Ltd., Registered Shares	2,080	69,991
Adecco Group AG, Registered Shares	101	5,091
Alcon, Inc.	496	40,431
Cie Financiere Richemont S.A., Registered Shares	504	52,634
Credit Suisse Group AG, Registered Shares	1,811	18,043
Geberit AG, Registered Shares	48	35,453
Givaudan S.A., Registered Shares	8	36,550
Glencore PLC*	9,576	45,430
Holcim Ltd., Registered Shares*	320	15,485
Julius Baer Group Ltd.	112	7,482
Kuehne + Nagel International AG, Registered Shares	64	21,913
Logitech International S.A., Registered Shares	240	21,421
Lonza Group AG, Registered Shares	72	54,151
Nestle S.A., Registered Shares	2,664	321,845
Novartis AG, Registered Shares	1,920	158,132
Partners Group Holding AG	24	37,730
Roche Holding AG	672	246,332
Schindler Holding AG, Participation Certificate	80	21,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2021

Investments	Shares	Value
Sika AG, Registered Shares	152	$48,361
Sonova Holding AG, Registered Shares	64	24,369
STMicroelectronics N.V.	1,072	46,919
Straumann Holding AG, Registered Shares	8	14,437
Swatch Group AG (The), Bearer Shares	40	10,527
Swiss Life Holding AG, Registered Shares	16	8,121
Swiss Re AG	208	17,869
Swisscom AG, Registered Shares	32	18,435
Temenos AG, Registered Shares	80	10,900
UBS Group AG, Registered Shares	2,632	42,322
Zurich Insurance Group AG	128	52,635

Total Switzerland		1,504,552

United Kingdom - 12.9%
Abrdn PLC	1,593	5,490
Admiral Group PLC	176	7,376
Anglo American PLC	1,184	41,867
Antofagasta PLC	337	6,189
Ashtead Group PLC	464	35,323
Associated British Foods PLC	463	11,612
AstraZeneca PLC	1,280	154,605
Aviva PLC	2,602	13,890
BAE Systems PLC	2,672	20,363
Barclays PLC	16,264	41,578
Barratt Developments PLC	995	8,860
BP PLC	19,024	87,290
British American Tobacco PLC	2,065	72,504
BT Group PLC*	8,992	19,375
Bunzl PLC	304	10,063
Burberry Group PLC	336	8,223
CK Hutchison Holdings Ltd.	4,000	26,694
CNH Industrial N.V.	1,112	18,945
Coca-Cola Europacific Partners PLC	128	7,077
Compass Group PLC*	1,848	37,974
Croda International PLC	152	17,511
DCC PLC	80	6,686
Diageo PLC	2,208	107,356
Entain PLC*	648	18,610
Ferguson PLC	256	35,674
GlaxoSmithKline PLC	4,304	81,455
Halma PLC	712	27,284
HSBC Holdings PLC	19,355	101,793
Imperial Brands PLC	620	13,029
Informa PLC*	1,536	11,378
InterContinental Hotels Group PLC*	160	10,260
Intertek Group PLC	152	10,200
Johnson Matthey PLC	168	6,082
Kingfisher PLC	1,768	8,022
Legal & General Group PLC	6,065	22,988
Lloyds Banking Group PLC	61,648	38,710
London Stock Exchange Group PLC	352	35,359
Melrose Industries PLC	4,348	10,204
Mondi PLC	389	9,596
National Grid PLC	3,055	36,439
Natwest Group PLC	2,627	7,966
Next PLC	104	11,516
Ocado Group PLC*	520	11,656
Pearson PLC	656	6,296
Persimmon PLC	254	9,137
Prudential PLC	2,740	53,755
Reckitt Benckiser Group PLC	696	54,712
RELX PLC	1,728	50,024
Rentokil Initial PLC	1,544	12,150
Rio Tinto PLC	1,080	71,551
Rolls-Royce Holdings PLC*	8,968	16,946
Royal Dutch Shell PLC, Class A	7,037	157,032
Sage Group PLC (The)	1,456	13,931
Segro PLC	748	12,052
Smith & Nephew PLC	1,000	17,353
Smiths Group PLC	324	6,295
Spirax-Sarco Engineering PLC	72	14,533
SSE PLC	872	18,471
St. James’s Place PLC	568	11,542
Standard Chartered PLC	2,638	15,508
Taylor Wimpey PLC	3,088	6,487
Tesco PLC	6,245	21,329
Unilever PLC	2,528	136,516
United Utilities Group PLC	104	1,358
Vodafone Group PLC	24,749	37,809
Whitbread PLC*	200	8,942
WPP PLC	984	13,274

Total United Kingdom		2,042,075

United States - 0.4%
James Hardie Industries PLC	544	19,754
Stellantis N.V.	1,920	36,764

Total United States		56,518

TOTAL COMMON STOCKS (Cost: $14,302,256)		14,299,543

RIGHTS - 0.0%

Australia - 0.0%
Transurban Group, expiring 10/8/21* (Cost: $0)	273	207

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
iShares 1-3 Year Treasury Bond ETF (Cost: $23,567)	273	23,519

TOTAL INVESTMENTS IN SECURITIES - 90.6% (Cost: $14,325,823)		14,323,269
Other Assets less Liabilities - 9.4%		1,486,228

NET ASSETS - 100.0%		$15,809,497

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co.	10/1/2021	20,157	USD	15,000	GBP	$—	$(68)

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	7	12/31/21	$1,540,383	$(875)
5 Year U.S. Treasury Note	16	12/31/21	1,963,875	(9,500)
10 Year U.S. Treasury Note	17	12/21/21	2,237,359	(24,703)
U.S. Treasury Long Bond	14	12/21/21	2,229,063	(47,311)
Ultra 10 Year U.S. Treasury Note	12	12/21/21	1,743,000	(25,151)

			$9,713,680	$(107,540)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$14,299,543	$—	$—	$14,299,543
Rights	207	—	—	207
Exchange-Traded Fund	23,519	—	—	23,519

Total Investments in Securities	$14,323,269	$—	$—	$14,323,269

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(68)	$—	$(68)
Futures Contracts[1]	(107,540)	—	—	(107,540)

Total - Net	$14,215,729	$(68)	$—	$14,215,661

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2021

Investments	Shares	Value
COMMON STOCKS - 89.7%

Argentina - 0.1%

Internet & Direct Marketing Retail - 0.1%
MercadoLibre, Inc.*	621	$1,042,907

China - 0.1%

Hotels, Restaurants & Leisure - 0.1%
Yum China Holdings, Inc.	5,854	340,176

Ireland - 0.1%

Technology Hardware, Storage & Peripherals - 0.1%
Seagate Technology Holdings PLC	4,590	378,767

Israel - 0.0%

IT Services - 0.0%
Wix.com Ltd.*	677	132,672

Software - 0.0%
Check Point Software Technologies Ltd.*	1,602	181,090

Total Israel		313,762

Netherlands - 0.1%

Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors N.V.	3,899	763,697

Russia - 0.1%

Interactive Media & Services - 0.1%
Yandex N.V., Class A*	4,944	393,987

United Kingdom - 0.4%

Chemicals - 0.4%
Linde PLC	8,525	2,501,065

Internet & Direct Marketing Retail - 0.0%
Farfetch Ltd., Class A*	3,021	113,227

Total United Kingdom		2,614,292

United States - 88.8%

Aerospace & Defense - 1.3%
Boeing Co. (The)*	9,067	1,994,196
General Dynamics Corp.	3,628	711,197
Howmet Aerospace, Inc.	4,123	128,637
L3Harris Technologies, Inc.	3,295	725,691
Lockheed Martin Corp.	4,135	1,426,988
Northrop Grumman Corp.	2,518	906,858
Raytheon Technologies Corp.	26,229	2,254,645
TransDigm Group, Inc.*	710	443,445

Total Aerospace & Defense		8,591,657

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	2,393	285,078
FedEx Corp.	3,780	828,916
United Parcel Service, Inc., Class B	11,982	2,181,922

Total Air Freight & Logistics		3,295,916

Airlines - 0.2%
American Airlines Group, Inc.*	5,838	119,796
Delta Air Lines, Inc.*	9,984	425,418
Southwest Airlines Co.*	8,039	413,446
United Airlines Holdings, Inc.*	3,650	173,630

Total Airlines		1,132,290

Auto Components - 0.1%
Aptiv PLC*	4,170	621,205

Automobiles - 1.8%
Ford Motor Co.*	62,321	882,465
General Motors Co.*	18,894	995,903
Tesla, Inc.*	12,624	9,789,660

Total Automobiles		11,668,028

Banks - 3.9%
Bank of America Corp.	123,278	5,233,151
Citigroup, Inc.	33,055	2,319,800
Citizens Financial Group, Inc.	6,876	323,034
Fifth Third Bancorp	10,042	426,182
First Republic Bank	3,185	614,323
Huntington Bancshares, Inc.	10,035	155,141
JPMorgan Chase & Co.	49,040	8,027,358
KeyCorp	17,013	367,821
M&T Bank Corp.	1,858	277,474
PNC Financial Services Group, Inc. (The)	6,728	1,316,266
Regions Financial Corp.	15,369	327,513
SVB Financial Group*	713	461,225
Truist Financial Corp.	21,429	1,256,811
U.S. Bancorp	20,763	1,234,153
Wells Fargo & Co.	68,336	3,171,474

Total Banks		25,511,726

Beverages - 1.3%
Brown-Forman Corp., Class B	4,933	330,560
Coca-Cola Co. (The)	60,716	3,185,769
Constellation Brands, Inc., Class A	2,600	547,794
Keurig Dr. Pepper, Inc.	11,290	385,667
Monster Beverage Corp.*	6,217	552,256
PepsiCo, Inc.	23,018	3,462,137

Total Beverages		8,464,183

Biotechnology - 1.7%
AbbVie, Inc.	29,145	3,143,871
Alnylam Pharmaceuticals, Inc.*	1,202	226,950
Amgen, Inc.	8,116	1,725,867
Biogen, Inc.*	1,847	522,683
Exact Sciences Corp.*	2,320	221,444
Gilead Sciences, Inc.	16,456	1,149,452
Horizon Therapeutics PLC*	3,286	359,948
Incyte Corp.*	3,250	223,535
Moderna, Inc.*	4,860	1,870,420
Novavax, Inc.*	650	134,751
Regeneron Pharmaceuticals, Inc.*	1,225	741,345
Seagen, Inc.*	2,342	397,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2021

Investments	Shares	Value
Vertex Pharmaceuticals, Inc.*	3,338	$605,480

Total Biotechnology		11,323,418

Building Products - 0.4%
Carrier Global Corp.	10,740	555,902
Johnson Controls International PLC	12,385	843,171
Masco Corp.	4,640	257,752
Trane Technologies PLC	4,198	724,785

Total Building Products		2,381,610

Capital Markets - 2.9%
Ameriprise Financial, Inc.	2,057	543,295
Bank of New York Mellon Corp. (The)	11,933	618,607
BlackRock, Inc.	2,355	1,975,044
Blackstone, Inc.	10,981	1,277,530
Charles Schwab Corp. (The)	25,706	1,872,425
CME Group, Inc.	5,519	1,067,264
Goldman Sachs Group, Inc. (The)	5,633	2,129,443
Intercontinental Exchange, Inc.	8,506	976,659
KKR & Co., Inc.	8,818	536,840
MarketAxess Holdings, Inc.	586	246,524
Moody’s Corp.	2,518	894,167
Morgan Stanley	21,668	2,108,513
MSCI, Inc.	1,360	827,342
Nasdaq, Inc.	1,602	309,218
Northern Trust Corp.	3,580	385,960
Raymond James Financial, Inc.	1,992	183,822
S&P Global, Inc.	4,114	1,747,997
State Street Corp.	5,943	503,491
T. Rowe Price Group, Inc.	3,814	750,214

Total Capital Markets		18,954,355

Chemicals - 1.0%
Air Products & Chemicals, Inc.	3,334	853,871
Albemarle Corp.	1,318	288,602
Celanese Corp.	2,057	309,867
Corteva, Inc.	11,943	502,561
Dow, Inc.	11,462	659,753
DuPont de Nemours, Inc.	8,853	601,915
Eastman Chemical Co.	1,622	163,400
Ecolab, Inc.	4,230	882,463
FMC Corp.	2,305	211,046
International Flavors & Fragrances, Inc.	2,995	400,491
LyondellBasell Industries N.V., Class A	3,535	331,760
PPG Industries, Inc.	3,986	570,038
Sherwin-Williams Co. (The)	4,145	1,159,481

Total Chemicals		6,935,248

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,624	618,192
Copart, Inc.*	3,659	507,577
Republic Services, Inc.	2,635	316,358
Waste Connections, Inc.	2,996	377,286
Waste Management, Inc.	6,433	960,833

Total Commercial Services & Supplies		2,780,246

Communications Equipment - 0.7%
Arista Networks, Inc.*	922	316,836
Cisco Systems, Inc.	68,676	3,738,035
F5 Networks, Inc.*	579	115,093
Motorola Solutions, Inc.	2,525	586,608

Total Communications Equipment		4,756,572

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,079	368,672
Vulcan Materials Co.	2,042	345,425

Total Construction Materials		714,097

Consumer Finance - 0.6%
Ally Financial, Inc.	5,455	278,478
American Express Co.	10,999	1,842,662
Capital One Financial Corp.	6,937	1,123,586
Discover Financial Services	4,886	600,245
Synchrony Financial	8,365	408,881

Total Consumer Finance		4,253,852

Containers & Packaging - 0.2%
Amcor PLC	22,513	260,926
Avery Dennison Corp.	1,020	211,354
Ball Corp.	3,681	331,180
Crown Holdings, Inc.	1,875	188,962
International Paper Co.	5,428	303,534
WestRock Co.	2,198	109,526

Total Containers & Packaging		1,405,482

Distributors - 0.1%
Genuine Parts Co.	2,025	245,491
LKQ Corp.*	2,966	149,249
Pool Corp.	582	252,826

Total Distributors		647,566

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class A*	4	1,645,516
Berkshire Hathaway, Inc., Class B*	20,210	5,516,117

Total Diversified Financial Services		7,161,633

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	113,536	3,066,607
Lumen Technologies, Inc.	13,427	166,361
Verizon Communications, Inc.	61,527	3,323,073

Total Diversified Telecommunication Services		6,556,041

Electric Utilities - 1.3%
Alliant Energy Corp.	4,469	250,175
American Electric Power Co., Inc.	6,915	561,360
Duke Energy Corp.	12,622	1,231,781
Edison International	5,564	308,635
Entergy Corp.	3,490	346,592
Evergy, Inc.	3,506	218,073
Eversource Energy	4,827	394,655
Exelon Corp.	14,623	706,876
FirstEnergy Corp.	8,664	308,612
NextEra Energy, Inc.	29,036	2,279,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2021

Investments	Shares	Value
PG&E Corp.*	20,741	$199,113
PPL Corp.	12,936	360,656
Southern Co. (The)	16,866	1,045,186
Xcel Energy, Inc.	7,459	466,187

Total Electric Utilities		8,677,808

Electrical Equipment - 0.5%
AMETEK, Inc.	3,858	478,430
Eaton Corp. PLC	6,253	933,635
Emerson Electric Co.	10,390	978,738
Generac Holdings, Inc.*	698	285,252
Plug Power, Inc.*	4,250	108,545
Rockwell Automation, Inc.	1,944	571,614

Total Electrical Equipment		3,356,214

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	8,231	602,756
CDW Corp.	2,166	394,255
Cognex Corp.	2,071	166,136
Corning, Inc.	12,885	470,174
Keysight Technologies, Inc.*	2,503	411,218
TE Connectivity Ltd.	5,489	753,200
Trimble, Inc.*	2,923	240,417
Zebra Technologies Corp., Class A*	699	360,278

Total Electronic Equipment, Instruments & Components		3,398,434

Energy Equipment & Services - 0.2%
Baker Hughes Co.	5,259	130,055
Halliburton Co.	15,326	331,348
Schlumberger N.V.	22,078	654,392

Total Energy Equipment & Services		1,115,795

Entertainment - 1.8%
Activision Blizzard, Inc.	11,383	880,930
Electronic Arts, Inc.	3,875	551,219
Live Nation Entertainment, Inc.*	1,525	138,973
Netflix, Inc.*	6,782	4,139,326
Roku, Inc.*	1,542	483,186
Spotify Technology S.A.*	1,560	351,530
Take-Two Interactive Software, Inc.*	1,951	300,591
Walt Disney Co. (The)*	29,300	4,956,681

Total Entertainment		11,802,436

Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	1,599	305,521
American Tower Corp.	6,785	1,800,807
AvalonBay Communities, Inc.	2,038	451,702
Boston Properties, Inc.	1,902	206,082
Crown Castle International Corp.	6,847	1,186,722
Digital Realty Trust, Inc.	3,808	550,066
Duke Realty Corp.	7,039	336,957
Equinix, Inc.	1,372	1,084,058
Equity Residential	5,301	428,957
Essex Property Trust, Inc.	937	299,596
Extra Space Storage, Inc.	2,261	379,825
Healthpeak Properties, Inc.	7,778	260,407
Invitation Homes, Inc.	9,122	349,646
Mid-America Apartment Communities, Inc.	1,617	301,975
Prologis, Inc.	11,336	1,421,874
Public Storage	2,340	695,214
Realty Income Corp.	4,000	259,440
SBA Communications Corp.	1,582	522,962
Simon Property Group, Inc.	5,472	711,196
Sun Communities, Inc.	1,705	315,596
UDR, Inc.	2,615	138,543
Ventas, Inc.	5,247	289,687
VICI Properties, Inc.	10,113	287,310
Welltower, Inc.	7,039	580,014
Weyerhaeuser Co.	11,768	418,588

Total Equity Real Estate Investment Trusts (REITs)		13,582,745

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	7,360	3,307,216
Kroger Co. (The)	11,775	476,063
Sysco Corp.	8,408	660,028
Walgreens Boots Alliance, Inc.	12,687	596,924
Walmart, Inc.	22,345	3,114,446

Total Food & Staples Retailing		8,154,677

Food Products - 0.7%
Archer-Daniels-Midland Co.	9,021	541,350
Conagra Brands, Inc.	7,260	245,896
General Mills, Inc.	10,085	603,285
Hershey Co. (The)	2,167	366,765
Hormel Foods Corp.	5,258	215,578
J.M. Smucker Co. (The)	1,625	195,049
Kellogg Co.	3,985	254,721
Kraft Heinz Co. (The)	9,079	334,289
McCormick & Co., Inc., Non-Voting Shares	3,250	263,347
Mondelez International, Inc., Class A	22,200	1,291,596
Tyson Foods, Inc., Class A	4,181	330,048

Total Food Products		4,641,924

Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	29,235	3,453,531
ABIOMED, Inc.*	572	186,197
Align Technology, Inc.*	1,066	709,348
Baxter International, Inc.	6,742	542,259
Becton, Dickinson and Co.	4,340	1,066,859
Boston Scientific Corp.*	24,365	1,057,197
Cooper Cos., Inc. (The)	689	284,771
Danaher Corp.	10,355	3,152,476
Dentsply Sirona, Inc.	1,991	115,578
DexCom, Inc.*	1,073	586,781
Edwards Lifesciences Corp.*	9,425	1,067,004
Hologic, Inc.*	3,031	223,718
IDEXX Laboratories, Inc.*	1,302	809,714
Intuitive Surgical, Inc.*	1,646	1,636,371
Medtronic PLC	21,366	2,678,228
ResMed, Inc.	2,008	529,208
STERIS PLC	1,371	280,068
Stryker Corp.	5,451	1,437,538
Teleflex, Inc.	608	228,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2021

Investments	Shares	Value
West Pharmaceutical Services, Inc.	997	$423,266
Zimmer Biomet Holdings, Inc.	3,357	491,331

Total Health Care Equipment & Supplies		20,960,385

Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	2,625	313,556
Anthem, Inc.	3,856	1,437,517
Cardinal Health, Inc.	5,212	257,785
Centene Corp.*	6,837	426,013
Cigna Corp.	5,125	1,025,820
CVS Health Corp.	22,321	1,894,160
Guardant Health, Inc.*	1,257	157,138
HCA Healthcare, Inc.	3,980	966,026
Humana, Inc.	1,949	758,453
Laboratory Corp. of America Holdings*	1,643	462,406
McKesson Corp.	2,673	532,943
Quest Diagnostics, Inc.	2,357	342,496
UnitedHealth Group, Inc.	14,719	5,751,302

Total Health Care Providers & Services		14,325,615

Health Care Technology - 0.2%
Cerner Corp.	4,970	350,484
Teladoc Health, Inc.*	2,374	301,047
Veeva Systems, Inc., Class A*	2,030	584,985

Total Health Care Technology		1,236,516

Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.*	641	1,521,651
Caesars Entertainment, Inc.*	1,313	147,424
Carnival Corp.*	10,068	251,801
Chipotle Mexican Grill, Inc.*	416	756,088
Darden Restaurants, Inc.	1,707	258,559
Domino’s Pizza, Inc.	558	266,144
DraftKings, Inc., Class A*	5,317	256,067
Expedia Group, Inc.*	1,688	276,663
Hilton Worldwide Holdings, Inc.*	4,294	567,280
Las Vegas Sands Corp.*	6,813	249,356
Marriott International, Inc., Class A*	4,516	668,774
McDonald’s Corp.	12,326	2,971,922
MGM Resorts International	4,649	200,604
Penn National Gaming, Inc.*	1,229	89,053
Royal Caribbean Cruises Ltd.*	3,297	293,268
Starbucks Corp.	20,229	2,231,461
Yum! Brands, Inc.	4,215	515,537

Total Hotels, Restaurants & Leisure		11,521,652

Household Durables - 0.2%
D.R. Horton, Inc.	5,104	428,583
Garmin Ltd.	2,172	337,659
Lennar Corp., Class A	4,247	397,859
NVR, Inc.*	35	167,793
PulteGroup, Inc.	4,760	218,579

Total Household Durables		1,550,473

Household Products - 1.2%
Church & Dwight Co., Inc.	2,886	238,297
Clorox Co. (The)	2,182	361,361
Colgate-Palmolive Co.	14,226	1,075,201
Kimberly-Clark Corp.	5,094	674,650
Procter & Gamble Co. (The)	38,984	5,449,963

Total Household Products		7,799,472

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp. (The)	10,685	243,939

Industrial Conglomerates - 0.9%
3M Co.	9,717	1,704,556
General Electric Co.	16,378	1,687,425
Honeywell International, Inc.	10,984	2,331,684
Roper Technologies, Inc.	1,274	568,370

Total Industrial Conglomerates		6,292,035

Insurance - 1.5%
Aflac, Inc.	11,675	608,618
Allstate Corp. (The)	3,955	503,511
American International Group, Inc.	12,122	665,377
Aon PLC, Class A	3,599	1,028,486
Arch Capital Group Ltd.*	4,887	186,586
Arthur J. Gallagher & Co.	3,252	483,410
Chubb Ltd.	6,517	1,130,569
Cincinnati Financial Corp.	2,051	234,265
Hartford Financial Services Group, Inc. (The)	6,138	431,194
Markel Corp.*	232	277,270
Marsh & McLennan Cos., Inc.	6,918	1,047,593
MetLife, Inc.	12,776	788,662
Principal Financial Group, Inc.	3,504	225,658
Progressive Corp. (The)	9,129	825,170
Prudential Financial, Inc.	5,922	622,994
Travelers Cos., Inc. (The)	3,511	533,707
Willis Towers Watson PLC	1,949	453,065

Total Insurance		10,046,135

Interactive Media & Services - 6.4%
Alphabet, Inc., Class A*	4,905	13,113,616
Alphabet, Inc., Class C*	5,085	13,553,101
Facebook, Inc., Class A*	36,954	12,541,818
IAC/InterActiveCorp*	894	116,479
Match Group, Inc.*	3,625	569,089
Pinterest, Inc., Class A*	8,537	434,960
Snap, Inc., Class A*	15,302	1,130,359
Twitter, Inc.*	13,107	791,532
Zillow Group, Inc., Class C*	1,580	139,261

Total Interactive Media & Services		42,390,215

Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc.*	7,030	23,093,831
eBay, Inc.	12,312	857,777
Etsy, Inc.*	1,955	406,562
Wayfair, Inc., Class A*	760	194,188

Total Internet & Direct Marketing Retail		24,552,358

IT Services - 4.9%
Accenture PLC, Class A	10,477	3,351,802
Akamai Technologies, Inc.*	2,485	259,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2021

Investments	Shares	Value
Automatic Data Processing, Inc.	7,041	$1,407,637
Broadridge Financial Solutions, Inc.	1,828	304,618
Cognizant Technology Solutions Corp., Class A	9,107	675,830
EPAM Systems, Inc.*	877	500,311
Fidelity National Information Services, Inc.	9,004	1,095,607
Fiserv, Inc.*	8,202	889,917
FleetCor Technologies, Inc.*	1,188	310,389
Gartner, Inc.*	1,336	405,984
Global Payments, Inc.	3,948	622,126
International Business Machines Corp.	14,017	1,947,382
MasterCard, Inc., Class A	14,347	4,988,165
MongoDB, Inc.*	677	319,212
Okta, Inc.*	1,726	409,649
Paychex, Inc.	5,316	597,784
PayPal Holdings, Inc.*	19,207	4,997,853
Snowflake, Inc., Class A*	2,677	809,605
Square, Inc., Class A*	6,487	1,555,842
Twilio, Inc., Class A*	2,389	762,210
VeriSign, Inc.*	1,391	285,169
Visa, Inc., Class A	27,605	6,149,014

Total IT Services		32,646,012

Leisure Products - 0.0%
Peloton Interactive, Inc., Class A*	3,271	284,741

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	4,622	728,104
Avantor, Inc.*	4,907	200,696
Bio-Techne Corp.	347	168,146
Charles River Laboratories International, Inc.*	666	274,838
Illumina, Inc.*	1,896	769,036
IQVIA Holdings, Inc.*	3,177	761,019
Mettler-Toledo International, Inc.*	324	446,265
PerkinElmer, Inc.	1,362	236,021
Thermo Fisher Scientific, Inc.	6,237	3,563,385
Waters Corp.*	1,027	366,947

Total Life Sciences Tools & Services		7,514,457

Machinery - 1.3%
Caterpillar, Inc.	9,024	1,732,337
Cummins, Inc.	2,505	562,523
Deere & Co.	4,767	1,597,279
Dover Corp.	2,558	397,769
Fortive Corp.	4,606	325,045
IDEX Corp.	1,036	214,400
Illinois Tool Works, Inc.	4,485	926,736
Ingersoll Rand, Inc.*	4,525	228,105
Otis Worldwide Corp.	6,159	506,763
PACCAR, Inc.	5,508	434,691
Parker-Hannifin Corp.	2,300	643,126
Stanley Black & Decker, Inc.	2,659	466,149
Westinghouse Air Brake Technologies Corp.	2,884	248,630
Xylem, Inc.	2,698	333,689

Total Machinery		8,617,242

Media - 1.1%
Charter Communications, Inc., Class A*	2,500	1,818,900
Comcast Corp., Class A	74,623	4,173,664
Liberty Broadband Corp., Class C*	3,011	520,000
Omnicom Group, Inc.	3,334	241,582
ViacomCBS, Inc., Class B	8,151	322,046

Total Media		7,076,192

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	23,101	751,475
Newmont Corp.	10,820	587,526
Nucor Corp.	4,253	418,878

Total Metals & Mining		1,757,879

Multi-Utilities - 0.5%
Ameren Corp.	3,615	292,815
CMS Energy Corp.	2,818	168,319
Consolidated Edison, Inc.	3,938	285,859
Dominion Energy, Inc.	12,716	928,522
DTE Energy Co.	2,539	283,632
Public Service Enterprise Group, Inc.	6,782	413,024
Sempra Energy	3,957	500,561
WEC Energy Group, Inc.	4,951	436,678

Total Multi-Utilities		3,309,410

Multiline Retail - 0.4%
Dollar General Corp.	3,487	739,732
Dollar Tree, Inc.*	3,925	375,701
Target Corp.	8,112	1,855,782

Total Multiline Retail		2,971,215

Oil, Gas & Consumable Fuels - 2.1%
Cheniere Energy, Inc.*	4,583	447,622
Chevron Corp.	30,578	3,102,138
ConocoPhillips	21,501	1,457,123
Devon Energy Corp.	6,509	231,135
EOG Resources, Inc.	6,819	547,361
Exxon Mobil Corp.	69,323	4,077,579
Hess Corp.	4,837	377,818
Kinder Morgan, Inc.	28,487	476,587
Marathon Petroleum Corp.	10,744	664,087
Occidental Petroleum Corp.	13,347	394,804
ONEOK, Inc.	6,113	354,493
Phillips 66	6,923	484,818
Pioneer Natural Resources Co.	3,346	557,142
Valero Energy Corp.	7,146	504,293
Williams Cos., Inc. (The)	20,718	537,425

Total Oil, Gas & Consumable Fuels		14,214,425

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	3,507	1,051,855

Pharmaceuticals - 3.2%
Bristol Myers Squibb Co.	37,612	2,225,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2021

Investments	Shares	Value
Catalent, Inc.*	1,937	$257,757
Eli Lilly & Co.	13,363	3,087,521
Johnson & Johnson	41,532	6,707,418
Merck & Co., Inc.	38,568	2,896,842
Pfizer, Inc.	88,002	3,784,966
Royalty Pharma PLC, Class A	3,041	109,902
Viatris, Inc.	13,384	181,353
Zoetis, Inc.	8,143	1,580,882

Total Pharmaceuticals		20,832,143

Professional Services - 0.4%
CoStar Group, Inc.*	5,100	438,906
Equifax, Inc.	1,550	392,801
IHS Markit Ltd.	6,256	729,575
Jacobs Engineering Group, Inc.	2,306	305,614
Leidos Holdings, Inc.	1,846	177,456
TransUnion	2,363	265,388
Verisk Analytics, Inc.	1,941	388,724

Total Professional Services		2,698,464

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	5,120	498,483

Road & Rail - 1.0%
CSX Corp.	33,442	994,565
JB Hunt Transport Services, Inc.	607	101,503
Kansas City Southern	1,651	446,827
Lyft, Inc. , Class A*	2,486	133,225
Norfolk Southern Corp.	4,178	999,586
Old Dominion Freight Line, Inc.	1,577	450,990
Uber Technologies, Inc.*	25,386	1,137,293
Union Pacific Corp.	11,287	2,212,365

Total Road & Rail		6,476,354

Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc.*	19,410	1,997,289
Analog Devices, Inc.	8,331	1,395,276
Applied Materials, Inc.	13,906	1,790,119
Broadcom, Inc.	4,837	2,345,606
Enphase Energy, Inc.*	1,340	200,960
Entegris, Inc.	1,191	149,947
Intel Corp.	62,059	3,306,503
KLA Corp.	2,174	727,225
Lam Research Corp.	2,180	1,240,747
Marvell Technology, Inc.	8,384	505,639
Microchip Technology, Inc.	3,869	593,853
Micron Technology, Inc.	18,251	1,295,456
Monolithic Power Systems, Inc.	629	304,864
NVIDIA Corp.	37,466	7,761,457
ON Semiconductor Corp.*	3,819	174,796
Qorvo, Inc.*	1,420	237,410
QUALCOMM, Inc.	17,681	2,280,495
Skyworks Solutions, Inc.	2,386	393,165
Teradyne, Inc.	2,278	248,689
Texas Instruments, Inc.	14,193	2,728,036
Xilinx, Inc.	3,624	547,188

Total Semiconductors & Semiconductor Equipment		30,224,720

Software - 9.3%
Adobe, Inc.*	6,944	3,997,800
ANSYS, Inc.*	1,300	442,585
Atlassian Corp. PLC, Class A*	1,578	617,661
Autodesk, Inc.*	3,253	927,658
Cadence Design Systems, Inc.*	4,566	691,475
Citrix Systems, Inc.	1,843	197,883
Coupa Software, Inc.*	957	209,755
Crowdstrike Holdings, Inc., Class A*	3,251	799,031
Datadog, Inc., Class A*	2,610	368,923
DocuSign, Inc.*	2,837	730,329
Fair Isaac Corp.*	371	147,632
Fortinet, Inc.*	2,211	645,700
HubSpot, Inc.*	588	397,541
Intuit, Inc.	3,873	2,089,522
Microsoft Corp.	123,211	34,735,645
Oracle Corp.	29,356	2,557,788
Palantir Technologies, Inc., Class A*	22,964	552,055
Palo Alto Networks, Inc.*	1,574	753,946
Paycom Software, Inc.*	709	351,487
PTC, Inc.*	955	114,399
RingCentral, Inc., Class A*	1,035	225,113
salesforce.com, Inc.*	13,612	3,691,847
ServiceNow, Inc.*	2,816	1,752,312
Splunk, Inc.*	2,280	329,939
SS&C Technologies Holdings, Inc.	3,929	272,673
Synopsys, Inc.*	2,166	648,522
Trade Desk, Inc. (The), Class A*	6,219	437,196
Tyler Technologies, Inc.*	589	270,145
VMware, Inc., Class A*	1,259	187,213
Workday, Inc., Class A*	2,645	660,959
Zendesk, Inc.*	1,397	162,597
Zoom Video Communications, Inc., Class A*	3,265	853,797
Zscaler, Inc.*	1,077	282,411

Total Software		61,103,539

Specialty Retail - 2.0%
AutoZone, Inc.*	311	528,075
Bath & Body Works, Inc.	2,707	170,622
Best Buy Co., Inc.	3,579	378,336
Burlington Stores, Inc.*	899	254,929
CarMax, Inc.*	2,366	302,753
Carvana Co.*	720	217,109
Home Depot, Inc. (The)	17,470	5,734,702
Lowe’s Cos., Inc.	12,030	2,440,406
O’Reilly Automotive, Inc.*	1,191	727,773
Ross Stores, Inc.	5,262	572,769
TJX Cos., Inc. (The)	19,250	1,270,115
Tractor Supply Co.	2,023	409,880
Ulta Beauty, Inc.*	751	271,051

Total Specialty Retail		13,278,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2021

Investments	Shares	Value
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	260,205	$36,819,008
Dell Technologies, Inc., Class C*	4,530	471,301
Hewlett Packard Enterprise Co.	19,172	273,201
HP, Inc.	21,399	585,477
Western Digital Corp.*	5,578	314,822

Total Technology Hardware, Storage & Peripherals		38,463,809

Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc.*	1,624	657,233
NIKE, Inc., Class B	19,507	2,833,002
VF Corp.	4,945	331,265

Total Textiles, Apparel & Luxury Goods		3,821,500

Tobacco - 0.6%
Altria Group, Inc.	29,209	1,329,594
Philip Morris International, Inc.	24,591	2,330,981

Total Tobacco		3,660,575

Trading Companies & Distributors - 0.2%
Fastenal Co.	8,478	437,549
United Rentals, Inc.*	1,305	457,964
W.W. Grainger, Inc.	729	286,541

Total Trading Companies & Distributors		1,182,054

Water Utilities - 0.1%
American Water Works Co., Inc.	2,821	476,862

Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.*	10,088	1,288,843

Total United States		586,253,247

TOTAL INVESTMENTS IN SECURITIES - 89.7% (Cost: $462,434,310)		592,100,835
Other Assets less Liabilities - 10.3%		67,944,274

NET ASSETS - 100.0%		$660,045,109

*	Non-income producing security.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	378	12/31/21	$83,180,672	$(56,781)
5 Year U.S. Treasury Note	673	12/31/21	82,605,493	(438,239)
10 Year U.S. Treasury Note	626	12/21/21	82,387,469	(949,263)
U.S. Treasury Long Bond	511	12/21/21	81,360,781	(1,799,565)
Ultra 10 Year U.S. Treasury Note	564	12/21/21	81,921,000	(1,235,517)

			$411,455,415	$(4,479,365)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$592,100,835	$—	$—	$592,100,835

Total Investments in Securities	$592,100,835	$—	$—	$592,100,835

Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(4,479,365)	$—	$—	$(4,479,365)

Total - Net	$587,621,470	$—	$—	$587,621,470

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BioRevolution Fund (WDNA)

September 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.9%

Denmark - 2.9%

Biotechnology - 1.0%
Genmab A/S, ADR*	600	$26,220

Chemicals - 1.9%
Chr Hansen Holding A/S	240	19,616
Novozymes A/S, Class B	411	28,185

Total Chemicals		47,801

Total Denmark		74,021

Germany - 3.7%
Biotechnology - 1.8%
BioNTech SE, ADR*	125	34,124
CureVac N.V.*	196	10,705

Total Biotechnology		44,829

Oil, Gas & Consumable Fuels - 1.2%
VERBIO Vereinigte BioEnergie AG	441	29,082

Pharmaceuticals - 0.7%
Bayer AG, Registered Shares	345	18,794

Total Germany		92,705

Japan - 1.3%

Biotechnology - 1.3%
Takara Bio, Inc.	1,200	34,040

Netherlands - 0.6%

Biotechnology - 0.6%
uniQure N.V.*	440	14,084

Sweden - 2.1%

Biotechnology - 1.2%
Vitrolife AB	582	30,721

Life Sciences Tools & Services - 0.9%
BICO Group AB, Class B*	376	22,435

Total Sweden		53,156

Switzerland - 1.3%

Biotechnology - 0.5%
CRISPR Therapeutics AG*	113	12,648

Pharmaceuticals - 0.8%
Novartis AG, Registered Shares	258	21,249

Total Switzerland		33,897

United Kingdom - 4.3%

Biotechnology - 1.2%
Genus PLC	422	31,125

Pharmaceuticals - 3.1%
AstraZeneca PLC, ADR	819	49,189
GlaxoSmithKline PLC	1,594	30,167

Total Pharmaceuticals		79,356

Total United Kingdom		110,481

United States - 83.7%

Biotechnology - 46.4%
Agenus, Inc.*	7,243	38,026
Agios Pharmaceuticals, Inc.*	401	18,506
Akouos, Inc.*	1,487	17,264
Allogene Therapeutics, Inc.*	701	18,016
Alnylam Pharmaceuticals, Inc.*	160	30,210
Amgen, Inc.	126	26,794
Amicus Therapeutics, Inc.*	2,251	21,497
Arcturus Therapeutics Holdings, Inc.*	401	19,160
Arena Pharmaceuticals, Inc.*	328	19,532
Arrowhead Pharmaceuticals, Inc.*	198	12,361
Athersys, Inc.*	13,185	17,536
Avrobio, Inc.*	1,272	7,098
Beam Therapeutics, Inc.*	190	16,532
Biogen, Inc.*	112	31,695
BioMarin Pharmaceutical, Inc.*	279	21,564
Bluebird Bio, Inc.*	744	14,218
Bridgebio Pharma, Inc.*	407	19,076
Cogent Biosciences, Inc.*	2,581	21,706
Dicerna Pharmaceuticals, Inc.*	725	14,616
Editas Medicine, Inc.*	599	24,607
Epizyme, Inc.*	1,869	9,569
Exact Sciences Corp.*	168	16,036
Fate Therapeutics, Inc.*	172	10,194
Frequency Therapeutics, Inc.*	1,352	9,545
Generation Bio Co.*	596	14,942
Geron Corp.*	14,908	20,424
Gilead Sciences, Inc.	467	32,620
Gossamer Bio, Inc.*	2,579	32,418
Homology Medicines, Inc.*	2,177	17,133
Inovio Pharmaceuticals, Inc.*	3,219	23,048
Intellia Therapeutics, Inc.*	186	24,952
Invitae Corp.*	640	18,195
Ionis Pharmaceuticals, Inc.*	691	23,176
Iovance Biotherapeutics, Inc.*	952	23,476
Lineage Cell Therapeutics, Inc.*	8,324	20,976
MacroGenics, Inc.*	628	13,150
Mirati Therapeutics, Inc.*	90	15,922
Moderna, Inc.*	85	32,713
Myriad Genetics, Inc.*	741	23,927
Natera, Inc.*	204	22,734
Novavax, Inc.*	63	13,061
Passage Bio, Inc.*	1,158	11,534
Precigen, Inc.*	2,729	13,618
Precision BioSciences, Inc.*	2,339	26,992
Regeneron Pharmaceuticals, Inc.*	47	28,443
REGENXBIO, Inc.*	647	27,122
Rocket Pharmaceuticals, Inc.*	326	9,744
Sangamo Therapeutics, Inc.*	1,864	16,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree BioRevolution Fund (WDNA)

September 30, 2021

Investments	Shares	Value
Sarepta Therapeutics, Inc.*	313	$28,946
Seagen, Inc.*	161	27,338
Solid Biosciences, Inc.*	2,845	6,800
Sorrento Therapeutics, Inc.*	1,766	13,475
Stoke Therapeutics, Inc.*	658	16,739
Turning Point Therapeutics, Inc.*	190	12,622
Twist Bioscience Corp.*	109	11,660
Ultragenyx Pharmaceutical, Inc.*	197	17,767
UNITY Biotechnology, Inc.*	4,406	13,218
Vaxart, Inc.*	1,630	12,958
VBI Vaccines, Inc.*	4,682	14,561
Vericel Corp.*	368	17,958
Vertex Pharmaceuticals, Inc.*	141	25,576

Total Biotechnology		1,182,091

Chemicals - 4.5%
Amyris, Inc.*	1,521	20,883
Corteva, Inc.	600	25,248
Dow, Inc.	468	26,938
DuPont de Nemours, Inc.	286	19,445
FMC Corp.	249	22,799

Total Chemicals		115,313

Food Products - 3.9%
Archer-Daniels-Midland Co.	469	28,145
Beyond Meat, Inc.*	167	17,578
Darling Ingredients, Inc.*	421	30,270
Tyson Foods, Inc., Class A	289	22,814

Total Food Products		98,807

Health Care Equipment & Supplies - 1.4%
Danaher Corp.	116	35,315

Health Care Providers & Services - 2.1%
Laboratory Corp. of America Holdings*	112	31,521
Progyny, Inc.*	383	21,448

Total Health Care Providers & Services		52,969

Life Sciences Tools & Services - 15.1%
10X Genomics, Inc., Class A*	113	16,451
Agilent Technologies, Inc.	222	34,972
Bio-Rad Laboratories, Inc., Class A*	35	26,108
Bio-Techne Corp.	69	33,435
Codexis, Inc.*	950	22,097
Illumina, Inc.*	75	30,421
NanoString Technologies, Inc.*	278	13,347
NeoGenomics, Inc.*	606	29,233
Pacific Biosciences of California, Inc.*	448	11,446
PerkinElmer, Inc.	229	39,683
Personalis, Inc.*	907	17,451
QIAGEN N.V.*	616	31,835
Repligen Corp.*	140	40,459
Thermo Fisher Scientific, Inc.	64	36,565

Total Life Sciences Tools & Services		383,503

Oil, Gas & Consumable Fuels - 2.5%
Alto Ingredients, Inc.*	3,813	18,836
Green Plains, Inc.*	764	24,945
Renewable Energy Group, Inc.*	406	20,381

Total Oil, Gas & Consumable Fuels		64,162

Pharmaceuticals - 7.8%
Catalent, Inc.*	262	34,865
Eli Lilly & Co.	164	37,892
Johnson & Johnson	182	29,393
Merck & Co., Inc.	403	30,269
Organon & Co.	34	1,115
Pfizer, Inc.	773	33,247
Zoetis, Inc.	171	33,198

Total Pharmaceuticals		199,979

Total United States		2,132,139

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,579,250)		2,544,523
Other Assets less Liabilities - 0.1%		2,552
NET ASSETS - 100.0%		$2,547,075

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BioRevolution Fund (WDNA)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,544,523	$—	$—	$2,544,523

Total Investments in Securities	$2,544,523	$—	$—	$2,544,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

September 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.9%

Canada - 1.6%

IT Services - 1.6%
Shopify, Inc., Class A*	14,864	$20,152,314

China - 1.8%

Software - 1.8%
Agora, Inc., ADR*	796,168	23,088,872

Israel - 3.2%

IT Services - 1.6%
Wix.com Ltd.*	103,431	20,269,373

Software - 1.6%
JFrog Ltd.*(a)	617,945	20,701,157

Total Israel		40,970,530

United States - 93.3%

Diversified Consumer Services - 1.6%
2U, Inc.*(a)	614,322	20,622,790

Health Care Technology - 1.6%
Veeva Systems, Inc., Class A*	67,790	19,535,044

IT Services - 13.3%
BigCommerce Holdings, Inc., Series 1*(a)	395,654	20,035,919
Cloudflare, Inc., Class A*	181,439	20,439,103
Fastly, Inc., Class A*(a)	526,947	21,309,737
Okta, Inc.*	93,868	22,278,631
PayPal Holdings, Inc.*	79,459	20,676,027
Snowflake, Inc., Class A*	80,924	24,473,845
Square, Inc., Class A*(a)	82,423	19,768,332
Twilio, Inc., Class A*	63,641	20,304,661

Total IT Services		169,286,255

Software - 76.8%
Adobe, Inc.*	33,652	19,374,129
Anaplan, Inc.*	369,535	22,500,986
Appfolio, Inc., Class A*	172,199	20,732,760
Asana, Inc., Class A*	290,379	30,152,955
Atlassian Corp. PLC, Class A*	62,812	24,585,873
Avalara, Inc.*	129,935	22,708,740
Bill.com Holdings, Inc.*	103,909	27,738,508
Blackline, Inc.*	202,783	23,940,561
Box, Inc., Class A*	868,522	20,557,916
C3.ai, Inc., Class A*(a)	474,363	21,981,981
Coupa Software, Inc.*	100,962	22,128,851
Crowdstrike Holdings, Inc., Class A*	91,358	22,453,969
Datadog, Inc., Class A*	164,516	23,254,337
DocuSign, Inc.*	75,879	19,533,531
Domo, Inc., Class B*	238,669	20,153,210
Dropbox, Inc., Class A*	704,692	20,591,100
Elastic N.V.*	139,910	20,845,191
Everbridge, Inc.*(a)	149,310	22,551,782
HubSpot, Inc.*	32,809	22,181,837
Mimecast Ltd.*	366,091	23,283,388
Momentive Global, Inc.*	1,108,018	21,717,153
nCino, Inc.*	359,674	25,547,644
New Relic, Inc.*	293,105	21,036,146
PagerDuty, Inc.*(a)	558,681	23,140,567
Paycom Software, Inc.*	46,376	22,990,902
Paylocity Holding Corp.*	86,305	24,199,922
Q2 Holdings, Inc.*	267,444	21,432,962
Qualtrics International, Inc., Class A*	488,315	20,870,583
Qualys, Inc.*	197,313	21,958,964
RingCentral, Inc., Class A*	86,327	18,776,123
salesforce.com, Inc.*	84,191	22,834,283
ServiceNow, Inc.*	36,252	22,558,532
Smartsheet, Inc., Class A*	297,380	20,465,692
Sprout Social, Inc., Class A*	208,321	25,404,746
Sumo Logic, Inc.*(a)	1,116,803	18,002,864
Tenable Holdings, Inc.*	532,473	24,568,304
UiPath, Inc., Class A*(a)	355,275	18,691,018
Workday, Inc., Class A*	92,240	23,049,854
Workiva, Inc.*	159,921	22,542,464
Yext, Inc.*	1,773,435	21,334,423
Zendesk, Inc.*	180,523	21,011,072
Zoom Video Communications, Inc., Class A*	64,656	16,907,544
Zscaler, Inc.*	88,343	23,165,301
Zuora, Inc., Class A*(a)	1,378,886	22,861,930

Total Software		976,320,598

Total United States		1,185,764,687

TOTAL COMMON STOCKS (Cost: $1,203,510,288)		1,269,976,403

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b) (Cost: $2,952,126)	2,952,126	2,952,126

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $1,206,462,414)		1,272,928,529
Other Assets less Liabilities - (0.2)%		(2,087,012)

NET ASSETS - 100.0%		$1,270,841,517

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2021. At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $103,220,117 and the total market value of the collateral held by the Fund was $105,411,981. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $102,459,855.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cloud Computing Fund (WCLD)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,269,976,403	$—	$—	$1,269,976,403
Investment of Cash Collateral for Securities Loaned	—	2,952,126	—	2,952,126

Total Investments in Securities	$1,269,976,403	$2,952,126	$—	$1,272,928,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cybersecurity Fund (WCBR)

September 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.9%

Canada - 0.9%

Software - 0.9%
Absolute Software Corp.	28,595	$314,198

Israel - 4.2%

Communications Equipment - 2.9%
Radware Ltd.*	30,786	1,038,104

Software - 1.3%
Tufin Software Technologies Ltd.*	45,719	449,418

Total Israel		1,487,522

Japan - 3.9%

Software - 3.9%
Trend Micro, Inc.	24,600	1,371,382

United Kingdom - 8.8%

Software - 8.8%
Avast PLC(a)	129,298	989,897
Darktrace PLC*	189,575	2,096,031

Total United Kingdom		3,085,928

United States - 82.1%

IT Services - 16.3%
Akamai Technologies, Inc.*	9,435	986,807
Cloudflare, Inc., Class A*	14,896	1,678,035
Fastly, Inc., Class A*	32,739	1,323,965
Okta, Inc.*	7,404	1,757,265

Total IT Services		5,746,072

Software - 65.8%
Crowdstrike Holdings, Inc., Class A*	7,177	1,763,963
CyberArk Software Ltd.*	6,512	1,027,724
Datadog, Inc., Class A*	13,749	1,943,421
Datto Holding Corp.*	44,412	1,061,447
Elastic N.V.*	9,015	1,343,145
Fortinet, Inc.*	4,545	1,327,322
Palo Alto Networks, Inc.*	4,002	1,916,958
Ping Identity Holding Corp.*	41,256	1,013,660
Qualys, Inc.*	9,199	1,023,757
Rapid7, Inc.*	15,882	1,794,984
Sailpoint Technologies Holdings, Inc.*	31,622	1,355,951
SentinelOne, Inc., Class A*	22,578	1,209,503
Splunk, Inc.*	6,864	993,289
Sumo Logic, Inc.*	79,071	1,274,625
Tenable Holdings, Inc.*	30,646	1,414,006
Varonis Systems, Inc.*	15,216	925,894
Zix Corp.*	62,991	445,346
Zscaler, Inc.*	5,216	1,367,739

Total Software		23,202,734

Total United States		28,948,806

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $34,219,094)		35,207,836
Other Assets less Liabilities - 0.1%		40,530

NET ASSETS - 100.0%		$35,248,366

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cybersecurity Fund (WCBR)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$35,207,836	$—	$—	$35,207,836

Total Investments in Securities	$35,207,836	$—	$—	$35,207,836

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong kong dollar
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar
ZAR	South african rand

OTHER ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

Notes to Schedule of Investments (unaudited)

Investment Valuation – The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time for all Funds except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing forward rates as of 2:00 p.m. Singapore time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement – In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended September 30, 2021, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Fund Liquidation – At the recommendation of WTAM, the investment adviser of the WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (the “Affected Fund”), after continued review of the product lineup and anticipated limited future prospect of investor demand for the Affected Fund, among other considerations, the Board of Trustees determined to close and liquidate the Affected Fund.

After the close of business on September 24, 2021, the Affected Fund no longer accepted creation orders. The last day of secondary market trading of the Affected Fund’s shares was also September 24, 2021. Shareholders were able to sell Affected Fund shares through a broker in the standard manner through this date. Customary brokerage charges may have applied to such transactions. When the Affected Fund commenced liquidation of its portfolio, which occurred on or around September 27, 2021, but may have occurred before September 27, 2021, the liquidation process resulted in the Affected Fund increasing its cash holdings and deviating from the investment objective and strategy stated in its prospectus.

It is anticipated that shareholders remaining in the Affected Fund after the last day of trading will have their shares redeemed automatically on or around October 4, 2021 and will receive cash through their broker or other applicable financial intermediary thereafter in an amount equal to the net asset value of their shares as calculated on or about October 1, 2021. This amount is expected to include any accrued capital gains and dividends. Shareholders remaining in the Affected Fund and that receive cash will not be charged any transaction fees by the Affected Fund. Whether shareholders sell their shares or are automatically redeemed as described above, shareholders will generally recognize a capital gain (or loss) equal to the amount received for their shares (or below) the adjusted cost basis in such shares.